UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21944
First Trust Exchange-Traded Fund II
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust STOXX®
European Select Dividend Index Fund
FDD | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust STOXX® European Select Dividend Index Fund (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust STOXX® European Select Dividend Index Fund	$68	0.57%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 37.86% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the MSCI Europe Index, which returned 15.08% for the same Period.
During the Period, investments in the United Kingdom received the greatest allocation of any country, with an average weight of 25.0%, and contributed 5.4% to the Fund’s overall return. With an average weight of 16.7%, investments in the Netherlands contributed 8.7% to the Fund’s overall return, which was the greatest contribution of any country. Investments in South Africa, with an average weight of 0.1%, contributed -0.1% to the Fund’s overall return, which was the most negative contribution of any country. The Fund’s currency exposure had a 4.8% impact on the Fund’s performance.
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust STOXX® European Select Dividend Index Fund	37.86%	15.81%	8.39%
STOXX® Europe Select Dividend 30 Index	37.23%	15.80%	8.64%
STOXX® Europe 600 Index	15.39%	11.94%	8.17%
MSCI Europe Index	15.08%	12.19%	8.14%
Visit www.ftportfolios.com/etf/FDD for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$661,493,449
Total number of portfolio holdings	31
Total advisory fee paid	$1,359,850
Portfolio turnover rate	31%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Aker BP ASA	5.3%
ABN AMRO Bank N.V.	5.1%
Legal & General Group PLC	4.5%
Taylor Wimpey PLC	4.2%
Investec PLC	4.1%
NN Group N.V.	4.1%
Rubis S.C.A.	3.9%
ORLEN S.A.	3.8%
Signify N.V.	3.8%
AP Moller - Maersk A/S, Class A	3.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The STOXX® Europe Select Dividend 30 Index (“STOXX Index”) is the intellectual property (including registered trademarks) of STOXX Ltd., Zug, Switzerland (“STOXX”), Deutsche Börse Group or their licensors, which is used under license. The Fund is neither sponsored nor promoted, distributed or in any other manner supported by STOXX Deutsche Börse Group or their licensors, research partners or data providers and STOXX, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, and exclude any liability (whether in negligence or otherwise) with respect thereto generally or specifically in relation to any errors, omissions or interruptions in the STOXX Index or its data.
First Trust STOXX® European Select Dividend Index Fund (FDD)

First Trust Alerian
Disruptive Technology Real Estate ETF
DTRE | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust Alerian Disruptive Technology Real Estate ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DTRE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Alerian Disruptive Technology Real Estate ETF	$59	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -7.43% during the 12 months ended September 30, 2025. The Fund underperformed its benchmark, the MSCI World Real Estate Index, which returned -0.96% for the same Period.
During the Period, investments in the United States received the greatest allocation of any country, with an average weight of 72.0%, and contributed -7.2% to the Fund’s overall return, which was the most negative contribution of any country. With an average weight of 7.6%, investments in Japan contributed 0.8% to the Fund’s overall return, which was the greatest contribution of any country. The Fund’s currency exposure had a 0.2% impact on the Fund’s performance.
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust Alerian Disruptive Technology Real Estate ETF	-7.43%	2.91%	2.56%
Alerian Disruptive Technology Real Estate Index(1) (2)	-8.36%	N/A	N/A
FTSE EPRA/NAREIT Developed Index	0.74%	6.54%	4.75%
S&P Global REIT Index	-1.24%	6.58%	4.37%
MSCI World REIT Index	-4.16%	5.24%	5.19%
MSCI World Real Estate Index(2)	-0.96%	5.08%	N/A
MSCI World Index	17.25%	14.41%	12.43%
(1)
On September 30, 2022, the Fund’s underlying index changed from the FTSE EPRA/NAREIT Developed Index to the Alerian Disruptive Technology Real Estate Index. Therefore, the Fund’s performance and historical returns shown for periods prior to this date are not necessarily indicative of the performance the Fund, based on this current index, would have generated.

(2)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit www.ftportfolios.com/etf/DTRE for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's total returns would have been lower during certain periods if certain fees had not been waived by the investment advisor.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$15,537,085
Total number of portfolio holdings	31
Total advisory fee paid	$98,650
Portfolio turnover rate	36%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Prologis, Inc.	7.1%
Equinix, Inc.	6.9%
Digital Realty Trust, Inc.	6.8%
Crown Castle, Inc.	6.2%
American Tower Corp.	5.8%
SBA Communications Corp.	5.6%
Rexford Industrial Realty, Inc.	5.1%
First Industrial Realty Trust, Inc.	4.8%
LXP Industrial Trust	4.5%
EastGroup Properties, Inc.	4.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DTRE to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Alerian and Alerian Disruptive Technology Real Estate Index (“the Index”) are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance.
First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)

First Trust Dow Jones
Global Select Dividend Index Fund
FGD | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust Dow Jones Global Select Dividend Index Fund (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FGD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow Jones Global Select Dividend Index Fund	$62	0.55%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 24.53% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the MSCI World Index, which returned 17.25% for the same Period.
During the Period, investments in Canada received the greatest allocation of any country with an average weight of 13.1% and contributed 2.0% to the Fund’s overall return. With an average weight of 13.0%, investments in South Korea contributed 5.9% to the Fund’s overall return, which was the greatest contribution of any country. Investments in Denmark, with an average weight of 1.7%, contributed -0.3% to the Fund’s overall return, which was the most negative contribution of any country. The Fund’s currency exposure had a 0.4% impact on the Fund’s performance.
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust Dow Jones Global Select Dividend Index Fund	24.53%	16.45%	8.69%
Dow Jones Global Select Dividend Index	24.19%	16.58%	8.91%
Dow Jones World Developed Markets IndexSM	17.50%	14.21%	12.33%
MSCI World Index	17.25%	14.41%	12.43%
Visit www.ftportfolios.com/etf/FGD for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$894,037,694
Total number of portfolio holdings	98
Total advisory fee paid	$2,651,570
Portfolio turnover rate	36%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Kohl’s Corp.	2.9%
Enagas S.A.	1.8%
KIWOOM Securities Co., Ltd.	1.8%
Spark New Zealand Ltd.	1.7%
Phoenix Group Holdings PLC	1.7%
Samsung Securities Co., Ltd.	1.6%
BCE, Inc.	1.5%
Woori Financial Group, Inc.	1.5%
Aberdeen Group PLC	1.4%
Chow Tai Fook Jewellery Group, Ltd.	1.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FGD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Dow Jones Global Select Dividend Index (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
First Trust Dow Jones Global Select Dividend Index Fund (FGD)

First Trust Global Wind Energy ETF
FAN | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust Global Wind Energy ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Global Wind Energy ETF	$63	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.60% during the 12 months ended September 30, 2025. The Fund underperformed its benchmark, the MSCI World Index, which returned 17.25% for the same Period.
During the Period, investments in the Utilities industry received the greatest allocation of any industry with an average weight of 54.8% and contributed -0.6% to the Fund’s overall return, which was the most negative contribution of any industry. With an average weight of 38.9%, investments in the Industrials industry contributed 8.7% to the Fund’s overall return, which was the greatest contribution of any industry. The Fund’s currency exposure had a 2.8% impact on the Fund’s performance.
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust Global Wind Energy ETF	7.60%	3.53%	8.83%
ISE Clean Edge Global Wind EnergyTM Index	6.39%	3.96%	9.51%
Russell 3000® Index	17.41%	15.74%	14.71%
MSCI World Index	17.25%	14.41%	12.43%
Visit www.ftportfolios.com/etf/FAN for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's total returns would have been lower during certain periods if certain fees had not been waived by the investment advisor.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$182,574,208
Total number of portfolio holdings	49
Total advisory fee paid	$610,521
Portfolio turnover rate	34%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Vestas Wind Systems A/S	6.6%
EDP Renovaveis S.A.	6.4%
Northland Power, Inc.	6.3%
Nordex SE	5.1%
Orsted A/S	4.1%
RBC Dominion Securities, Inc.	3.9%
Enlight Renewable Energy Ltd.	3.8%
JPMorgan Chase & Co.	3.7%
China Longyuan Power Group Corp., Ltd., Class H	3.6%
Boralex, Inc., Class A	2.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FAN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq®, Clean Edge®, and ISE Clean Edge Global Wind EnergyTM Index are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Global Wind Energy ETF (FAN)

First Trust Alerian
U.S. NextGen Infrastructure ETF
RBLD | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust Alerian U.S. NextGen Infrastructure ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RBLD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Alerian U.S. NextGen Infrastructure ETF	$70	0.66%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.94% during the 12 months ended September 30, 2025. The Fund underperformed its benchmark, the MSCI World Industrials Index, which returned 17.64% for the same Period.
During the Period, investments in the Industrials sector received the greatest allocation of any sector with an average weight of 42.9% and contributed 5.0% to the Fund’s overall return, which was the greatest of any sector. With an average weight of 4.9%, investments in the Real Estate sector contributed -0.4% to the Fund’s overall return, which was the most negative contribution of any sector.
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust Alerian U.S. NextGen Infrastructure ETF	12.94%	14.12%	7.40%
Alerian U.S. NextGen Infrastructure Index(1)	13.63%	N/A	N/A
MSCI World Industrials Index	17.64%	14.89%	12.31%
Russell 3000® Index	17.41%	15.74%	14.71%
MSCI USA Infrastructure Index	12.67%	11.60%	9.58%
(1)
On July 29, 2022, the Fund’s underlying index changed from the ISE Global Engineering and ConstructionTM Index to the Alerian U.S. NextGen Infrastructure Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Fund’s current underlying index had an inception date of April 30, 2021, it was not in existence for all the periods shown.

Visit www.ftportfolios.com/etf/RBLD for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's total returns would have been lower during certain periods if certain fees had not been waived by the investment advisor.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$15,103,995
Total number of portfolio holdings	106
Total advisory fee paid	$85,123
Portfolio turnover rate	32%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Talen Energy Corp.	1.5%
Comfort Systems USA, Inc.	1.5%
MongoDB, Inc.	1.4%
MasTec, Inc.	1.2%
Vertiv Holdings Co., Class A	1.2%
Cummins, Inc.	1.2%
Baker Hughes Co.	1.2%
Sempra	1.2%
EMCOR Group, Inc.	1.1%
Cloudflare, Inc., Class A	1.1%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/RBLD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Alerian and Alerian U.S. NextGen Infrastructure Index (“the Index”) are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance.
First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)

First Trust NASDAQ® Clean Edge®
Smart Grid Infrastructure Index Fund
GRID | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GRID. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	$63	0.57%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.56%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 20.10% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the S&P Composite 1500® Industrials Index, which returned 14.84% for the same Period.
During the Period, investments in the Electrical Equipment industry received the greatest allocation of any industry, with an average weight of 41.4%, and contributed 8.4% to the Fund’s overall return, which was the greatest contribution of any industry. Investments in the Semiconductors & Semiconductor Equipment industry, with an average weight of 7.3%, contributed -0.9% to the Fund’s overall return, which was the most negative contribution of any industry. The Fund’s currency exposure had a 2.0% impact on the Fund’s performance.
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	20.10%	20.42%	18.26%
Nasdaq Clean Edge Smart Grid InfrastructureTM Index	20.84%	21.26%	19.18%
Russell 3000® Index	17.41%	15.74%	14.71%
S&P Composite 1500® Industrials Index	14.84%	17.11%	14.00%
MSCI World Industrials Index	17.64%	14.89%	12.31%
Visit www.ftportfolios.com/etf/GRID for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's total returns would have been lower during certain periods if certain fees had not been waived by the investment advisor.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$3,889,226,354
Total number of portfolio holdings	117
Total advisory fee paid	$9,434,163
Portfolio turnover rate	26%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Schneider Electric SE	8.6%
Eaton Corp. PLC	8.1%
ABB Ltd.	8.1%
Johnson Controls International PLC	7.8%
National Grid PLC	7.7%
Prysmian S.p.A.	4.2%
Quanta Services, Inc.	4.1%
E.ON SE	4.0%
Hubbell, Inc.	2.7%
Tesla, Inc.	2.5%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GRID to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq®, Clean Edge®, and Nasdaq Clean Edge Smart Grid InfrastructureTM Index are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

First Trust Indxx
Global Natural Resources Income ETF
FTRI | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust Indxx Global Natural Resources Income ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTRI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Global Natural Resources Income ETF	$77	0.71%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.59% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the MSCI ACWI Materials Index, which returned 5.19% for the same Period.
During the Period, investments in the Metals & Mining industry received the greatest allocation of any industry with an average weight of 31.0% and contributed 15.2% to the Fund’s overall return, which was the greatest contribution of any industry. Investments in the Specialized Real Estate Investment Trust industry, with an average weight of 4.2%, contributed -1.3% to the Fund’s overall return, which was the most negative contribution of any industry. The Fund’s currency exposure had a -0.6% impact on the Fund’s performance.
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust Indxx Global Natural Resources Income ETF	15.59%	16.07%	8.61%
Indxx Global Natural Resources Income Index(1)	16.54%	17.32%	10.64%
MSCI ACWI Materials Index	5.19%	8.92%	10.10%
MSCI ACWI Index	17.27%	13.54%	11.91%
(1)
Effective on the close of business on December 18, 2015, the Fund’s underlying index changed from the ISE Global CopperTM Index to the Indxx Global Natural Resources Income Index. Therefore, the Fund’s performance and total returns shown for the period prior to December 18, 2015 are not necessarily indicative of the performance the Fund, based on its current index, would have generated.

Visit www.ftportfolios.com/etf/FTRI for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$105,792,723
Total number of portfolio holdings	55
Total advisory fee paid	$731,173
Portfolio turnover rate	41%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Agnico Eagle Mines Ltd.	10.8%
Corteva, Inc.	9.2%
Freeport-McMoRan, Inc.	8.5%
Nutrien Ltd.	6.1%
Zijin Mining Group Co., Ltd., Class H	5.0%
American Water Works Co., Inc.	4.5%
International Paper Co.	4.4%
Weyerhaeuser Co.	4.0%
CF Industries Holdings, Inc.	3.2%
Origin Energy Ltd.	3.1%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTRI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Indxx and Indxx Global Natural Resources Income Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.
First Trust Indxx Global Natural Resources Income ETF (FTRI)

First Trust Indxx Global Agriculture ETF
FTAG | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust Indxx Global Agriculture ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTAG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Global Agriculture ETF	$72	0.71%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 1.47% during the 12 months ended September 30, 2025. The Fund underperformed its benchmark, the MSCI ACWI Materials Index, which returned 5.19% for the same Period.
During the Period, investments in the Chemicals industry received the greatest allocation of any industry with an average weight of 50.6% and contributed 1.8% to the Fund’s overall return, which was the greatest contribution of any industry. Investments in the Food Products industry, with an average weight of 6.0%, contributed -0.8% to the Fund’s overall return, which was the most negative contribution of any industry. The Fund’s currency exposure had a -0.3% impact on the Fund’s performance.
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust Indxx Global Agriculture ETF	1.47%	5.88%	1.63%
Indxx Global Agriculture Index(1)	2.30%	7.32%	5.73%
MSCI ACWI Index	17.27%	13.54%	11.91%
MSCI ACWI Materials Index	5.19%	8.92%	10.10%
(1)
Effective on the close of business on December 18, 2015, the Fund’s underlying index changed from the ISE Global PlatinumTM Index to the Indxx Global Agriculture Index. Therefore, the Fund’s performance and total returns shown for the period prior to December 18, 2015 are not necessarily indicative of the performance the Fund, based on its current index, would have generated.

Visit www.ftportfolios.com/etf/FTAG for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$6,201,904
Total number of portfolio holdings	47
Total advisory fee paid	$42,345
Portfolio turnover rate	13%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Deere & Co.	9.8%
Mahindra & Mahindra Ltd.	9.5%
Corteva, Inc.	9.5%
BASF SE	9.1%
Nutrien Ltd.	4.7%
Bayer AG	4.6%
Industries Qatar QSC	4.5%
Bunge Global S.A.	3.6%
CF Industries Holdings, Inc.	3.2%
Kubota Corp.	3.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTAG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Indxx and Indxx Global Agriculture Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.
First Trust Indxx Global Agriculture ETF (FTAG)

First Trust Indxx NextG ETF
NXTG | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust Indxx NextG ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/NXTG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx NextG ETF	$78	0.71%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 20.36% during the 12 months ended September 30, 2025. The Fund underperformed its benchmark, the MSCI ACWI Information Technology Index, which returned 28.09% for the same Period.
During the Period, investments in the Semiconductors & Semiconductor Equipment industry received the greatest allocation of any industry with an average weight of 22.6% and contributed 5.0% to the Fund’s overall return. With an average weight of 11.8%, investments in the Communications Equipment industry contributed 5.1% to the Fund’s overall return, which was the greatest contribution of any industry. Investments in the Specialized Real Estate Investment Trust industry, with an average weight of 6.1%, contributed -0.6% to the Fund’s overall return, which was the only negative contribution of any industry. The Fund’s currency exposure had a 0.4% impact on the Fund’s performance.
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust Indxx NextG ETF	20.36%	14.05%	13.22%
Indxx 5G & NextG Thematic IndexSM(1) (2)	21.30%	15.26%	N/A
MSCI ACWI Information Technology Index	28.09%	19.80%	22.25%
MSCI ACWI Index	17.27%	13.54%	11.91%
(1)
On May 30, 2019, the Fund’s underlying index changed from the Nasdaq CTA SmartphoneTM Index to the Indxx 5G & NextG Thematic IndexSM. Therefore, the Fund’s performance and historical returns shown for periods prior to this date are not necessarily indicative of the performance that the Fund, based on this current index, would have generated.

(2)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit www.ftportfolios.com/etf/NXTG for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$409,844,050
Total number of portfolio holdings	107
Total advisory fee paid	$2,608,940
Portfolio turnover rate	18%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Delta Electronics, Inc.	2.3%
Ciena Corp.	2.2%
Intel Corp.	1.8%
Arista Networks, Inc.	1.7%
ZTE Corp., Class H	1.6%
Prysmian S.p.A.	1.6%
Micron Technology, Inc.	1.6%
Samsung Electronics Co., Ltd.	1.5%
Hewlett Packard Enterprise Co.	1.5%
Advanced Micro Devices, Inc.	1.5%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/NXTG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Indxx and Indxx 5G & NextG Thematic IndexSM (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.
First Trust Indxx NextG ETF (NXTG)

First Trust S-Network
Future Vehicles & Technology ETF
CARZ | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust S-Network Future Vehicles & Technology ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/CARZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S-Network Future Vehicles & Technology ETF	$80	0.71%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 25.78% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the MSCI ACWI Index, which returned 17.27% for the same Period.
During the Period, investments in the Semiconductors & Semiconductor Equipment industry received the greatest allocation of any industry with an average weight of 37.2% and contributed 9.8% to the Fund’s overall return, which was the greatest contribution of any industry. Investments in the Metals & Mining industry, with an average weight of 1.8%, contributed -0.4% to the Fund’s overall return, which was the most negative contribution of any industry. The Fund’s currency exposure had a -0.3% impact on the Fund’s performance.
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust S-Network Future Vehicles & Technology ETF	25.78%	14.96%	10.15%
S-Network Electric & Future Vehicle Ecosystem Index(1)	25.70%	N/A	N/A
MSCI ACWI Index	17.27%	13.54%	11.91%
(1)
On January 26, 2022, the Fund’s underlying index changed from the Nasdaq Global AutoTM Index to the S-Network Electric & Future Vehicle Ecosystem Index. Therefore, the Fund’s performance and historical returns shown for periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Fund’s current underlying index had an inception date of May 11, 2021, it was not in existence for all the periods disclosed.

Visit www.ftportfolios.com/etf/CARZ for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$32,702,548
Total number of portfolio holdings	106
Total advisory fee paid	$215,946
Portfolio turnover rate	46%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Tesla, Inc.	5.3%
Alphabet, Inc., Class A	5.1%
Samsung Electronics Co., Ltd.	5.0%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.5%
Apple, Inc.	4.4%
NVIDIA Corp.	4.2%
Advanced Micro Devices, Inc.	4.2%
QUALCOMM, Inc.	3.9%
Microsoft Corp.	3.8%
Texas Instruments, Inc.	3.1%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/CARZ to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
S-Network and S-Network Electric & Future Vehicle Ecosystem Index (“Index”) are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance.
First Trust S-Network Future Vehicles & Technology ETF (CARZ)

First Trust Cloud Computing ETF
SKYY | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust Cloud Computing ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SKYY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Cloud Computing ETF	$69	0.60%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 31.34% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned 17.60% for the same Period.
During the Period, investments in the Software industry received the greatest allocation of any industry with an average weight of 49.0% and contributed 14.0% to the Fund’s overall return, which was the greatest contribution of any industry. Investments in the Diversified Telecommunication Services industry, with an average weight of 2.5%, contributed -0.5% to the Fund’s overall return, which was the most negative contribution of any industry.
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust Cloud Computing ETF	31.34%	11.58%	17.36%
ISE CTA Cloud ComputingTMIndex(1)	32.18%	12.25%	18.01%
S&P 500® Index	17.60%	16.47%	15.30%
S&P Composite 1500® Information Technology Index	27.70%	23.07%	24.76%
(1)	On June 24, 2019, the Fund’s underlying index changed its methodology and changed its name from “ISE Cloud ComputingTM Index” to “ISE CTA Cloud ComputingTM Index.”
Visit www.ftportfolios.com/etf/SKYY for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$3,205,221,592
Total number of portfolio holdings	69
Total advisory fee paid	$20,232,424
Portfolio turnover rate	30%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Oracle Corp.	4.5%
International Business Machines Corp.	4.2%
Alphabet, Inc., Class A	4.1%
Nutanix, Inc., Class A	4.0%
CoreWeave, Inc., Class A	4.0%
Pure Storage, Inc., Class A	3.9%
Arista Networks, Inc.	3.8%
Microsoft Corp.	3.7%
Amazon.com, Inc.	3.4%
MongoDB, Inc.	2.9%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/SKYY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and ISE CTA Cloud ComputingTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Cloud Computing ETF (SKYY)

First Trust International
Equity Opportunities ETF
FPXI | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust International Equity Opportunities ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPXI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust International Equity Opportunities ETF	$80	0.71%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 24.66% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the MSCI ACWI ex USA Index, which returned 16.45% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector with an average weight of 21.9% and contributed 2.4% to the Fund’s overall return. With an average weight of 15.1%, investments in the Communication Services sector contributed 6.4% to the Fund’s overall return, which was the greatest contribution of any sector. No sector had a negative contribution to the Fund’s return. The Fund’s currency exposure had a 0.5% impact on the Fund’s performance.
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust International Equity Opportunities ETF	24.66%	1.96%	10.06%
IPOX® International Index	25.63%	2.96%	11.07%
MSCI ACWI ex USA Index	16.45%	10.26%	8.23%
Visit www.ftportfolios.com/etf/FPXI for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$158,926,048
Total number of portfolio holdings	55
Total advisory fee paid	$1,002,368
Portfolio turnover rate	118%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Advantest Corp.	8.3%
ARM Holdings PLC, ADR	5.2%
Pop Mart International Group Ltd.	4.5%
Agnico Eagle Mines Ltd.	4.4%
Contemporary Amperex Technology Co., Ltd., Class H	4.4%
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd., Class H	4.4%
Siemens Energy AG	4.1%
Spotify Technology S.A.	3.2%
NetEase, Inc.	3.2%
Gen Digital, Inc.	2.9%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FPXI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
IPOX® and IPOX® International Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust Advisors L.P. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund. IPOX® is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.
First Trust International Equity Opportunities ETF (FPXI)

First Trust Nasdaq Cybersecurity ETF
CIBR | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust Nasdaq Cybersecurity ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/CIBR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Cybersecurity ETF	$67	0.59%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 28.49% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the S&P Composite 1500® Information Technology Index, which returned 27.70% for the same Period.
During the Period, investments in the Software industry received the greatest allocation of any industry with an average weight of 47.4% and contributed 13.6% to the Fund’s overall return, which was the greatest contribution of any industry. Investments in the Professional Services industry, with an average weight of 8.7%, contributed -1.0% to the Fund’s overall return, which was the most negative contribution of any industry. The Fund’s currency exposure had a 0.4% impact on the Fund’s performance.
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust Nasdaq Cybersecurity ETF	28.49%	17.35%	16.70%
Nasdaq CTA CybersecurityTM Index	29.30%	18.12%	17.52%
S&P 500® Index	17.60%	16.47%	15.30%
S&P Composite 1500® Information Technology Index	27.70%	23.07%	24.76%
Visit www.ftportfolios.com/etf/CIBR for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$11,049,070,820
Total number of portfolio holdings	38
Total advisory fee paid	$49,629,522
Portfolio turnover rate	21%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
CrowdStrike Holdings, Inc., Class A	8.3%
Broadcom, Inc.	7.9%
Palo Alto Networks, Inc.	7.6%
Cisco Systems, Inc.	7.1%
Infosys Ltd., ADR	6.9%
Thales S.A.	4.2%
Zscaler, Inc.	3.9%
Check Point Software Technologies Ltd.	3.8%
Fortinet, Inc.	3.8%
CyberArk Software Ltd.	3.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/CIBR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq CTA CybersecurityTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Nasdaq Cybersecurity ETF (CIBR)

First Trust IPOX®
Europe Equity Opportunities ETF
FPXE | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust IPOX® Europe Equity Opportunities ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPXE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust IPOX® Europe Equity Opportunities ETF	$79	0.71%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 21.83% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the MSCI Europe Index, which returned 15.08% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector with an average weight of 17.2% and contributed 0.8% to the Fund’s overall return. With an average weight of 14.5%, investments in the Industrials sector contributed 4.9% to the Fund’s overall return, which was the greatest contribution of any sector. Investments in the Utilities sector, with an average weight of 1.1%, contributed -0.3% to the Fund’s overall return, which was the most negative contribution of any sector. The Fund’s currency exposure had a 4.2% impact on the Fund’s performance.
FUND PERFORMANCE (October 4, 2018 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	Since Inception (10/4/18)
First Trust IPOX® Europe Equity Opportunities ETF	21.83%	6.97%	8.95%
IPOX®-100 Europe Index	23.36%	8.16%	10.24%
MSCI Europe Index	15.08%	12.19%	8.59%
Visit www.ftportfolios.com/etf/FPXE for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$4,815,328
Total number of portfolio holdings	106
Total advisory fee paid	$30,983
Portfolio turnover rate	105%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Technip Energies N.V.	4.5%
ARM Holdings PLC, ADR	4.1%
Galderma Group AG	3.7%
Siemens Energy AG	3.6%
Banco BPM S.p.A.	3.6%
IONOS Group SE	3.5%
Nordnet AB publ	3.3%
Lottomatica Group S.p.A.	3.1%
Gen Digital, Inc.	2.8%
Sportradar Group AG, Class A	2.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FPXE to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
IPOX® and IPOX®-100 Europe Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust Advisors L.P. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund. IPOX® is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.
First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

First Trust Dow Jones
International Internet ETF
FDNI | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust Dow Jones International Internet ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDNI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow Jones International Internet ETF	$77	0.66%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 32.62% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the MSCI ACWI ex-USA Information Technology Index, which returned 24.39% for the same Period.
During the Period, investments in the Consumer Discretionary sector received the greatest allocation of any sector with an average weight of 43.9% and contributed 6.9% to the Fund’s overall return. With an average weight of 37.1%, investments in the Communication Services sector contributed 18.9% to the Fund’s overall return, which was the greatest contribution of any sector. Investments in the Health Care sector, with an average weight of 0.1%, contributed -0.1% to the Fund’s overall return, which was the most negative contribution of any sector. The Fund’s currency exposure had no material impact on the Fund’s performance.
FUND PERFORMANCE (November 5, 2018 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	Since Inception (11/5/18)
First Trust Dow Jones International Internet ETF	32.62%	0.19%	11.14%
Dow Jones International Internet Index	32.35%	0.82%	11.84%
MSCI ACWI ex-USA Information Technology Index	24.39%	13.00%	16.46%
MSCI ACWI ex-USA Index	16.45%	10.26%	8.68%
Visit www.ftportfolios.com/etf/FDNI for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$48,525,999
Total number of portfolio holdings	41
Total advisory fee paid	$303,616
Portfolio turnover rate	45%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Alibaba Group Holding Ltd.	12.1%
Tencent Holdings Ltd.	10.2%
Shopify, Inc., Class A	10.2%
Spotify Technology S.A.	7.1%
Prosus N.V.	4.9%
Naspers Ltd., Class N	4.8%
PDD Holdings, Inc., ADR	4.8%
Meituan, Class B	4.5%
Adyen N.V.	4.4%
NetEase, Inc.	4.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDNI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Dow Jones International Internet Index (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
First Trust Dow Jones International Internet ETF (FDNI)

First Trust Bloomberg
Emerging Market Democracies ETF
EMDM | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust Bloomberg Emerging Market Democracies ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EMDM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg Emerging Market Democracies ETF	$85	0.76%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 24.91% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the MSCI Emerging Markets Index, which returned 17.32% for the same Period.
During the Period, the Fund gave a nearly equal allocation to investments in six countries: 16.4% to Taiwan, 14.6% to South Korea, 14.6% to Mexico, 14.3% to South Africa, 14.0% to India, and 13.7% to Brazil. Investments in Taiwan received the greatest allocation of any country with an average weight of 16.4% and contributed 6.2% to the Fund’s overall return, which was the greatest contribution of any country. Investments in India, with an average weight of 14.0%, contributed -1.7% to the Fund’s overall return, which was the most negative contribution of any country. The Fund’s currency exposure had a 1.1% impact on the Fund’s performance.
FUND PERFORMANCE (March 2, 2023 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	1 Year	Since Inception (3/2/23)
First Trust Bloomberg Emerging Market Democracies ETF	24.91%	18.59%
Bloomberg Emerging Market Democracies Index	26.03%	20.58%
MSCI Emerging Markets Index	17.32%	16.03%
Visit www.ftportfolios.com/etf/EMDM for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$9,838,290
Total number of portfolio holdings	101
Total advisory fee paid	$61,098
Portfolio turnover rate	24%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.8%
Samsung Electronics Co., Ltd.	8.7%
Grupo Mexico S.A.B. de C.V., Series B	5.6%
Naspers Ltd., Class N	4.9%
SK Hynix, Inc.	3.1%
Gold Fields Ltd.	3.0%
America Movil S.A.B. de C.V., Series B	3.0%
Grupo Financiero Banorte S.A.B. de C.V., Class O	3.0%
Anglogold Ashanti PLC	2.8%
Petroleo Brasileiro S.A. - Petrobras	2.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/EMDM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
“Bloomberg®” and Bloomberg Emerging Market Democracies Index referenced herein (the “Indices” and each such index, an “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited, the administrator of the Indices (collectively, “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider”), and have been licensed for use for certain purposes to First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee or a Third-Party Provider, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.
First Trust Bloomberg Emerging Market Democracies ETF (EMDM)

First Trust Emerging Markets
Human Flourishing ETF
FTHF | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust Emerging Markets Human Flourishing ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTHF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Emerging Markets Human Flourishing ETF	$86	0.76%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 26.61% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the MSCI Emerging Markets Index, which returned 17.32% for the same Period.
During the Period, investments in Taiwan received the greatest allocation, with an average weight of 21.2%, and contributed 7.2% to the Fund’s overall return. With an average weight of 20.0%, investments in South Korea returned 7.7%, which was the greatest contribution of any country. Investments in the Philippines, with an average weight of 4.2%, contributed -0.6% to the Fund’s overall return, which was the most negative of any country. The Fund’s currency exposure had a 1.3% impact on the Fund’s performance.
FUND PERFORMANCE (October 30, 2023 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	1 Year	Since Inception (10/30/23)
First Trust Emerging Markets Human Flourishing ETF	26.61%	25.40%
Emerging Markets Human Flourishing Index	27.96%	26.65%
MSCI Emerging Markets Index	17.32%	24.72%
Visit www.ftportfolios.com/etf/FTHF for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$52,689,102
Total number of portfolio holdings	101
Total advisory fee paid	$322,507
Portfolio turnover rate	38%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.5%
Samsung Electronics Co., Ltd.	9.2%
Gold Fields Ltd.	5.8%
SK Hynix, Inc.	4.7%
Itau Unibanco Holding S.A.	3.7%
Wal-Mart de Mexico S.A.B. de C.V.	3.3%
WEG S.A.	2.6%
Grupo Financiero Banorte S.A.B. de C.V., Class O	2.6%
Impala Platinum Holdings Ltd.	2.3%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTHF to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Oak City Consulting, LLC (“Licensor”) and the Emerging Markets Human Flourishing Index (“index”) are trademarks of the Licensor and have been licensed for use for certain purposes by First Trust Advisors L.P. The First Trust Emerging Markets Human Flourishing ETF is based on the index and is not sponsored, endorsed, sold or promoted by Licensor, and Licensor makes no representation regarding the advisability of trading in such product.
First Trust Emerging Markets Human Flourishing ETF (FTHF)

First Trust Nasdaq
Lux Digital Health Solutions ETF
EKG | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust Nasdaq Lux Digital Health Solutions ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EKG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Lux Digital Health Solutions ETF	$67	0.66%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 2.05% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the S&P Composite 1500® Health Care Index, which returned -7.83% for the same Period.
During the Period, investments in the Health Care Equipment & Supplies industry received the greatest allocation of any industry, with an average weight of 50.7%, and contributed -4.0% to the Fund’s overall return, which was the most negative contribution of any industry. With an average weight of 8.3%, investments in the Health Care Providers & Services industry contributed 5.4% to the Fund’s overall return, which was the greatest contribution of any industry.
FUND PERFORMANCE (March 22, 2022 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	1 Year	Since Inception (3/22/22)
First Trust Nasdaq Lux Digital Health Solutions ETF	2.05%	-4.46%
Nasdaq Lux Health TechTM Index	2.73%	-3.85%
S&P Composite 1500® Health Care Index	-7.83%	1.93%
Russell 3000® Index	17.41%	12.74%
Visit www.ftportfolios.com/etf/EKG for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$2,610,240
Total number of portfolio holdings	39
Total advisory fee paid	$18,380
Portfolio turnover rate	12%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Veeva Systems, Inc., Class A	8.9%
ResMed, Inc.	8.0%
IQVIA Holdings, Inc.	8.0%
Intuitive Surgical, Inc.	7.6%
Dexcom, Inc.	7.1%
Hims & Hers Health, Inc.	4.8%
Hologic, Inc.	4.0%
Doximity, Inc., Class A	3.9%
QIAGEN N.V.	3.8%
Natera, Inc.	3.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/EKG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq Lux Health TechTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)

First Trust Indxx Metaverse ETF
ARVR | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust Indxx Metaverse ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ARVR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Metaverse ETF	$83	0.71%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 34.40% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the MSCI ACWI Index, which returned 17.27% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector, with an average weight of 53.1%, and contributed 15.7% to the Fund’s overall return. With an average weight of 42.4%, investments in the Communication Services sector contributed 18.8% to the Fund’s overall return, which was the greatest contribution of any sector. With an average weight of 1.1%, investments in the Health Care sector contributed -0.2% to the Fund’s overall return, which was the most negative contribution of any sector. The Fund’s currency exposure had a
-0.2% impact on the Fund’s performance.
FUND PERFORMANCE (April 19, 2022 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	1 Year	Since Inception (4/19/22)
First Trust Indxx Metaverse ETF	34.40%	16.40%
Indxx Metaverse Index	35.34%	17.40%
MSCI ACWI Index	17.27%	12.52%
Visit www.ftportfolios.com/etf/ARVR for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$2,520,328
Total number of portfolio holdings	44
Total advisory fee paid	$22,110
Portfolio turnover rate	51%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Intel Corp.	3.9%
Micron Technology, Inc.	3.8%
Electronic Arts, Inc.	3.7%
ROBLOX Corp., Class A	3.6%
Tencent Holdings Ltd.	3.5%
Amphenol Corp., Class A	3.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.4%
NetEase, Inc.	3.3%
Apple, Inc.	3.3%
Sony Group Corp.	3.3%
Sector Allocation
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/ARVR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended September 30, 2025, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/ARVR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Indxx and Indxx Metaverse Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.
First Trust Indxx Metaverse ETF (ARVR)

First Trust Bloomberg
Artificial Intelligence ETF
FAI | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust Bloomberg Artificial Intelligence ETF (the “Fund”) for the period of November 20, 2024 (commencement of investment operations) to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg Artificial Intelligence ETF	$66(1)	0.66%(2) (3)
(1)	The Fund commenced investment operations on November 20, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 32.16% from the Fund’s inception date on November 20, 2024 through September 30, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned 14.33% for the same period.
During the same period, investments in the Software industry received the greatest allocation, with an average weight of 35.2%. The allocation to the Semiconductors & Semiconductor Equipment industry was a close second with an allocation of 33.1%. The allocation to the Software industry contributed 8.9% to the Fund’s overall return while the contribution to return from investments in the Semiconductors & Semiconductor Equipment industry was 15.6%. No industry had a negative contribution to the Fund’s overall return. The Fund’s currency exposure had a 1.0% impact on the Fund’s performance.
FUND PERFORMANCE (November 20, 2024 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	Since Inception (11/20/24)
First Trust Bloomberg Artificial Intelligence ETF	32.16%
Bloomberg Artificial Intelligence Index	33.02%
S&P 500® Index	14.33%
Visit www.ftportfolios.com/etf/FAI for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$25,621,549
Total number of portfolio holdings	49
Total advisory fee paid	$54,949
Portfolio turnover rate	10%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Alphabet, Inc., Class A	9.8%
NVIDIA Corp.	8.4%
Microsoft Corp.	7.5%
Meta Platforms, Inc., Class A	7.4%
Amazon.com, Inc.	7.1%
Palantir Technologies, Inc., Class A	4.9%
ASML Holding N.V.	4.5%
Broadcom, Inc.	4.3%
Oracle Corp.	4.3%
Advanced Micro Devices, Inc.	4.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FAI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
“Bloomberg®” and Bloomberg Artificial Intelligence Index referenced herein (the “Indices” and each such index, an “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited, the administrator of the Indices (collectively, “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider”), and have been licensed for use for certain purposes to First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee or a Third-Party Provider, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.
First Trust Bloomberg Artificial Intelligence ETF (FAI)

First Trust Bloomberg Nuclear Power ETF
RCTR | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust Bloomberg Nuclear Power ETF (the “Fund”) for the period of July 30, 2025 (commencement of investment operations) to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RCTR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg Nuclear Power ETF	$13(1)	0.70%(2)
(1)	The Fund commenced investment operations on July 30, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.07% from the Fund’s inception date on July 30, 2025 through September 30, 2025. The Fund outperformed its benchmark, the MSCI ACWI Index, which returned 5.65% for the same period.
During the same period, investments in the United States received the greatest allocation of any country with an average weight of 42.6% and contributed 3.3% to the Fund’s overall return, which was the greatest contribution of any country. Investments in South Korea, with an average weight of 7.0%, contributed -0.4% to the Fund’s overall return, which was the most negative contribution of any country. The Fund’s currency exposure had a 0.4% impact on the Fund’s performance.
FUND PERFORMANCE (July 30, 2025 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	Since Inception (7/30/25)
First Trust Bloomberg Nuclear Power ETF	8.07%
Bloomberg Nuclear Power Total Return Index	8.18%
MSCI ACWI Index	5.65%
Visit www.ftportfolios.com/etf/RCTR for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$4,899,791
Total number of portfolio holdings	42
Total advisory fee paid	$3,813
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
BWX Technologies, Inc.	5.0%
Oklo, Inc.	4.9%
Rolls-Royce Holdings PLC	4.7%
GE Vernova, Inc.	4.6%
Cameco Corp.	4.4%
Entergy Corp.	4.4%
Mitsubishi Heavy Industries Ltd.	4.4%
BHP Group Ltd.	4.3%
CEZ A/S	4.1%
Duke Energy Corp.	4.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/RCTR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
“Bloomberg®” and Bloomberg Nuclear Power Index referenced herein (the “Indices” and each such index, an “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited, the administrator of the Indices (collectively, “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider”), and have been licensed for use for certain purposes to First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee or a Third-Party Provider, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.
First Trust Bloomberg Nuclear Power ETF (RCTR)

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

(a)	The First Trust Exchange-Traded Fund II (“Registrant”), as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The Registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
(e)	Not applicable.
(f)	A copy of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller is filed as an exhibit pursuant to Item 13(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Thomas J. Driscoll, Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $406,563 for the fiscal year ended 2024 and $445,938 for the fiscal year ended 2025.
(b)	Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

Audit-Related Fees (Investment Advisor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

Audit-Related Fees (Distributor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

(c)	Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax return review and debt instrument tax analysis and reporting were $288,996 for the fiscal year ended 2024 and $175,122 for the fiscal year ended 2025.

Tax Fees (Investment Advisor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s advisor were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

Tax Fees (Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s distributor were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

These fees were for tax consultation and/or tax return preparation and professional services rendered for PFIC (Passive Foreign Investment Company) Identification Services.

(d)	All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

All Other Fees (Investment Advisor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s investment advisor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

All Other Fees (Distributor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the Registrant’s advisor (not including a sub-advisor whose role is primarily portfolio management and is sub-contracted or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant’s advisor (other than any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) for the Registrant and the Registrant’s investment advisor and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

Registrant:	Advisor and Distributor:
(b) 0%	(b) 0%
(c) 0%	(c) 0%
(d) 0%	(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the Registrant for the fiscal year ended 2024 were $288,996 for the Registrant, $28,600 for the Registrant’s investment advisor and $33,000 for the Registrant’s distributor; and for the fiscal year ended 2025 were $175,122 for the Registrant, $28,080 for the Registrant’s investment advisor and $32,400 for the Registrant’s distributor.
(h)	The Registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
(i)	Not applicable to the Registrant.
(j)	Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of all the independent directors of the Registrant. The audit committee of the Registrant is comprised of: Thomas J. Driscoll, Richard E. Erickson, Thomas R. Kadlec, Denise M. Keefe, Robert F. Keith, Niel B. Nielson and Bronwyn Wright.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the annual financial statement(s) required, and for the periods specified, by Regulation S-X.

Annual Financial Statements and Other Information
For the Year Ended September 30, 2025

First Trust Exchange-Traded Fund II
Book 1

First Trust STOXX® European Select Dividend Index Fund (FDD)
First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
First Trust Dow Jones Global Select Dividend Index Fund (FGD)
First Trust Global Wind Energy ETF (FAN)
First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
First Trust Indxx Global Natural Resources Income ETF (FTRI)
First Trust Indxx Global Agriculture ETF (FTAG)
First Trust Indxx NextG ETF (NXTG)
First Trust S-Network Future Vehicles & Technology ETF (CARZ)
First Trust Cloud Computing ETF (SKYY)
First Trust International Equity Opportunities ETF (FPXI)
First Trust Nasdaq Cybersecurity ETF (CIBR)
First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
First Trust Dow Jones International Internet ETF (FDNI)
First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
First Trust Emerging Markets Human Flourishing ETF (FTHF)

Table of Contents
First Trust Exchange-Traded Fund II
Annual Financial Statements and Other Information
September 30, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund II (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust STOXX® European Select Dividend Index Fund (FDD)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.5%
	Belgium — 2.6%
250,007	Ageas S.A./N.V. (EUR)	$17,288,421
	Denmark — 6.6%
12,699	AP Moller - Maersk A/S, Class A (DKK)	24,826,570
235,204	Sydbank A/S (DKK)	18,884,979
		43,711,549
	France — 12.8%
210,234	BNP Paribas S.A. (EUR)	19,087,050
954,834	Credit Agricole S.A. (EUR)	18,743,557
1,289,404	Orange S.A. (EUR)	20,905,981
690,786	Rubis S.C.A. (EUR)	25,774,205
		84,510,793
	Germany — 10.8%
30,890	Allianz SE (EUR)	12,961,651
228,762	Bayerische Motoren Werke AG (Preference Shares) (EUR)	21,204,297
278,137	Mercedes-Benz Group AG (EUR)	17,460,505
186,585	Volkswagen AG (Preference Shares) (EUR)	20,144,827
		71,771,280
	Italy — 6.4%
989,496	Poste Italiane S.p.A. (EUR) (c) (d)	23,455,150
3,154,419	Snam S.p.A. (EUR)	18,954,290
		42,409,440
	Netherlands — 19.7%
1,041,504	ABN AMRO Bank N.V. (EUR) (c) (d)	33,320,791
314,221	ASR Nederland N.V. (EUR)	21,315,749
900,508	ING Groep N.V. (EUR)	23,338,672
382,618	NN Group N.V. (EUR)	26,907,917
960,381	Signify N.V. (EUR) (c) (d)	25,144,111
		130,027,240
	Norway — 5.3%
1,388,917	Aker BP ASA (NOK)	35,225,525
	Poland — 3.8%
1,056,570	ORLEN S.A. (PLN)	25,150,822
	Spain — 2.6%
537,807	Endesa S.A. (EUR)	17,180,779
	Switzerland — 2.9%
97,029	Holcim AG (CHF)	8,207,943
15,340	Zurich Insurance Group AG (CHF)	10,918,465
		19,126,408
	United Kingdom — 26.0%
1,731,255	HSBC Holdings PLC (GBP)	24,331,403
1,370,588	IG Group Holdings PLC (GBP)	19,852,374
Shares	Description	Value

	United Kingdom (Continued)
3,625,608	Investec PLC (GBP)	$27,086,615
9,229,355	Legal & General Group PLC (GBP)	29,541,880
2,724,196	NatWest Group PLC (GBP)	19,110,223
370,383	Rio Tinto PLC (GBP)	24,346,001
19,779,098	Taylor Wimpey PLC (GBP)	27,412,226
		171,680,722
	Total Common Stocks	658,082,979
	(Cost $571,733,267)
MONEY MARKET FUNDS — 0.1%
727,406	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.99% (e)	727,406
	(Cost $727,406)

	Total Investments — 99.6%	658,810,385
	(Cost $572,460,673)
	Net Other Assets and Liabilities — 0.4%	2,683,064
	Net Assets — 100.0%	$661,493,449

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of September 30, 2025.

Abbreviations throughout the Portfolio of Investments:
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
PLN	– Polish Zloty
USD	– United States Dollar

See Notes to Financial Statements

First Trust STOXX® European Select Dividend Index Fund (FDD)
Portfolio of Investments (Continued)
September 30, 2025
Currency Exposure Diversification	% of Total Investments
EUR	55.1%
GBP	26.1
DKK	6.6
NOK	5.4
PLN	3.8
CHF	2.9
USD	0.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 658,082,979	$ 658,082,979	$ —	$ —
Money Market Funds	727,406	727,406	—	—
Total Investments	$658,810,385	$658,810,385	$—	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.2%
	Belgium — 1.4%
8,762	Warehouses De Pauw C.V.A. (EUR)	$218,909
	Canada — 1.1%
18,457	Dream Industrial Real Estate Investment Trust (CAD)	164,849
	Japan — 7.6%
338	Daiwa House REIT Investment Corp. (JPY)	287,980
304	GLP J-REIT (JPY)	280,596
180	Industrial & Infrastructure Fund Investment Corp. (JPY)	165,291
226	Mitsui Fudosan Logistics Park, Inc. (JPY)	162,449
478	Nippon Prologis REIT, Inc. (JPY)	279,266
		1,175,582
	Singapore — 10.1%
377,264	Frasers Logistics & Commercial Trust (SGD) (c)	277,841
226,800	Keppel DC REIT (SGD)	420,211
251,900	Mapletree Industrial Trust (SGD)	415,944
475,977	Mapletree Logistics Trust (SGD)	461,236
		1,575,232
	United Kingdom — 7.8%
142,618	LondonMetric Property PLC (GBP)	348,897
73,863	Segro PLC (GBP)	651,063
108,631	Tritax Big Box REIT PLC (GBP)	211,111
		1,211,071
	United States — 71.2%
4,691	American Tower Corp.	902,173
40,085	Americold Realty Trust, Inc.	490,640
9,973	Crown Castle, Inc.	962,295
6,082	Digital Realty Trust, Inc.	1,051,456
3,981	EastGroup Properties, Inc.	673,824
1,366	Equinix, Inc.	1,069,906
14,293	First Industrial Realty Trust, Inc.	735,661
78,003	LXP Industrial Trust	698,907
10,524	Plymouth Industrial REIT, Inc.	235,001
9,564	Prologis, Inc.	1,095,269
19,000	Rexford Industrial Realty, Inc.	781,090
4,454	SBA Communications Corp.	861,181
18,470	STAG Industrial, Inc.	651,806
11,514	Terreno Realty Corp.	653,420
33,392	Uniti Group, Inc. (d)	204,359
		11,066,988
	Total Common Stocks	15,412,631
	(Cost $15,428,003)
Shares	Description	Value
RIGHTS (a) (b) — 0.0%
	Singapore — 0.0%
18,144	Keppel DC REIT, expiring 10/13/25 (SGD) (d) (e) (f)	$2,110
	(Cost $0)
MONEY MARKET FUNDS — 0.2%
29,150	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.99% (g)	29,150
	(Cost $29,150)

	Total Investments — 99.4%	15,443,891
	(Cost $15,457,153)
	Net Other Assets and Liabilities — 0.6%	93,194
	Net Assets — 100.0%	$15,537,085

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(d)	Non-income producing security.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2025, securities
noted as such are valued at $2,110 or 0.0% of net assets.

(g)	Rate shown reflects yield as of September 30, 2025.

Abbreviations throughout the Portfolio of Investments:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
SGD	– Singapore Dollar
USD	– United States Dollar

See Notes to Financial Statements

First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
Portfolio of Investments (Continued)
September 30, 2025
Currency Exposure Diversification	% of Total Investments
USD	71.8%
SGD	10.2
GBP	7.9
JPY	7.6
EUR	1.4
CAD	1.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 15,412,631	$ 15,412,631	$ —	$ —
Rights*	2,110	—	2,110	—
Money Market Funds	29,150	29,150	—	—
Total Investments	$15,443,891	$15,441,781	$2,110	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Dow Jones Global Select Dividend Index Fund (FGD)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.3%
	Australia — 3.5%
1,396,069	Bank of Queensland Ltd. (AUD)	$6,697,392
835,523	Fortescue Ltd. (AUD)	10,327,521
1,510,966	Harvey Norman Holdings Ltd. (AUD)	7,378,564
634,576	Super Retail Group Ltd. (AUD)	6,827,552
		31,231,029
	Austria — 1.1%
183,534	OMV AG (EUR)	9,787,044
	Belgium — 1.0%
125,215	Ageas S.A./N.V. (EUR)	8,658,836
	Bermuda — 0.6%
798,590	CK Infrastructure Holdings Ltd. (HKD)	5,243,923
	Canada — 11.3%
137,208	Bank of Nova Scotia (The) (CAD)	8,872,133
557,698	BCE, Inc. (CAD)	13,031,788
87,022	Canadian Imperial Bank of Commerce (CAD)	6,953,881
244,521	Canadian Utilities Ltd., Class A (CAD)	6,839,982
141,177	Great-West Lifeco, Inc. (CAD)	5,729,451
181,575	IGM Financial, Inc. (CAD)	6,609,607
528,934	Labrador Iron Ore Royalty Corp. (CAD)	10,672,176
417,266	Laurentian Bank of Canada (CAD)	9,891,216
838,227	Peyto Exploration & Development Corp. (CAD)	10,919,778
151,253	Power Corp. of Canada (CAD)	6,544,841
129,675	TC Energy Corp. (CAD)	7,050,734
533,039	TELUS Corp. (CAD)	8,395,642
		101,511,229
	Cayman Islands — 3.1%
6,205,470	Chow Tai Fook Jewellery Group, Ltd. (HKD)	12,407,830
1,161,862	CK Hutchison Holdings Ltd. (HKD)	7,651,736
3,767,447	Stella International Holdings Ltd. (HKD)	7,436,181
		27,495,747
	Denmark — 1.3%
5,998	AP Moller - Maersk A/S, Class A (DKK)	11,726,102
	Finland — 0.9%
424,727	Fortum Oyj (EUR)	8,030,794
	France — 2.4%
571,593	Carrefour S.A. (EUR)	8,653,586
Shares	Description	Value

	France (Continued)
103,551	TotalEnergies SE (EUR)	$6,289,044
241,345	Verallia S.A. (EUR) (c) (d)	6,687,105
		21,629,735
	Germany — 5.1%
89,700	BASF SE (EUR)	4,464,201
105,349	Bayerische Motoren Werke AG (Preference Shares) (EUR)	9,764,959
181,773	Freenet AG (EUR)	5,809,053
128,403	Mercedes-Benz Group AG (EUR)	8,060,708
191,365	Porsche Automobil Holding SE (Preference Shares) (EUR)	7,515,303
90,812	Volkswagen AG (Preference Shares) (EUR)	9,804,604
		45,418,828
	Guernsey — 1.2%
8,051,540	Sirius Real Estate Ltd. (GBP)	10,584,870
	Hong Kong — 6.8%
1,877,425	BOC Hong Kong Holdings Ltd. (HKD)	8,815,414
518,874	Hang Seng Bank Ltd. (HKD)	7,901,178
3,460,960	Henderson Land Development Co., Ltd. (HKD)	12,203,720
14,849,912	PCCW Ltd. (HKD)	10,170,976
8,177,092	Sino Land Co., Ltd. (HKD)	10,350,151
3,916,358	Swire Properties Ltd. (HKD)	11,142,216
		60,583,655
	Italy — 4.1%
2,176,502	A2A S.p.A. (EUR)	5,690,719
553,030	Eni S.p.A. (EUR)	9,652,297
1,271,446	Italgas S.p.A. (EUR)	11,695,661
400,505	Poste Italiane S.p.A. (EUR) (c) (d)	9,493,626
		36,532,303
	Japan — 0.8%
226,470	Japan Tobacco, Inc. (JPY)	7,445,631
	Luxembourg — 1.5%
228,439	APERAM S.A. (EUR)	7,407,672
1,720,690	B&M European Value Retail S.A. (GBP)	6,056,144
		13,463,816
	Netherlands — 2.8%
133,716	ASR Nederland N.V. (EUR)	9,070,867
102,924	LyondellBasell Industries N.V., Class A	5,047,393
158,604	NN Group N.V. (EUR)	11,153,953
		25,272,213
	New Zealand — 1.7%
11,347,200	Spark New Zealand Ltd. (NZD)	15,525,365
See Notes to Financial Statements

First Trust Dow Jones Global Select Dividend Index Fund (FGD)
Portfolio of Investments (Continued)
September 30, 2025
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Norway — 0.9%
313,448	DNB Bank ASA (NOK)	$8,527,552
	Singapore — 0.9%
881,187	BOC Aviation Ltd. (HKD) (c) (d)	7,881,137
	South Korea — 16.3%
870,090	BNK Financial Group, Inc. (KRW)	9,047,869
121,510	DB Insurance Co., Ltd. (KRW)	11,994,680
301,032	GS Holdings Corp. (KRW)	9,858,822
163,775	Hana Financial Group, Inc. (KRW)	10,178,668
80,359	Hyundai Motor Co. (Preference Shares) (KRW)	9,536,206
952,135	iM Financial Group Co., Ltd. (KRW)	9,337,784
677,963	Industrial Bank of Korea (KRW)	9,403,200
117,374	Kia Corp. (KRW)	8,424,191
90,300	KIWOOM Securities Co., Ltd. (KRW)	15,768,148
87,701	KT&G Corp. (KRW)	8,350,988
946,817	LG Uplus Corp. (KRW)	10,358,605
20,622	Samsung Fire & Marine Insurance Co., Ltd. (KRW)	6,636,138
270,347	Samsung Securities Co., Ltd. (KRW)	13,815,530
701,612	Woori Financial Group, Inc. (KRW)	12,976,609
		145,687,438
	Spain — 10.2%
606,551	Bankinter S.A. (EUR)	9,546,013
1,004,819	CaixaBank S.A. (EUR)	10,553,696
1,016,761	Enagas S.A. (EUR)	15,888,569
271,148	Logista Integral S.A. (EUR)	9,200,091
2,390,706	Mapfre S.A. (EUR)	11,311,471
235,590	Naturgy Energy Group S.A. (EUR)	7,318,710
292,210	Redeia Corp. S.A. (EUR)	5,640,073
676,752	Repsol S.A. (EUR)	11,969,790
1,828,812	Telefonica S.A. (EUR)	9,443,047
		90,871,460
	Sweden — 0.8%
1,957,098	Telia Co., AB (SEK)	7,460,937
	Switzerland — 1.3%
30,424	Swiss Re AG (CHF)	5,620,061
8,113	Zurich Insurance Group AG (CHF)	5,774,544
		11,394,605
	United Kingdom — 8.1%
4,684,599	Aberdeen Group PLC (GBP)	12,443,122
Shares	Description	Value

	United Kingdom (Continued)
230,378	British American Tobacco PLC (GBP)	$12,229,197
451,546	IG Group Holdings PLC (GBP)	6,540,448
1,149,179	Investec PLC (GBP)	8,585,420
3,082,204	Legal & General Group PLC (GBP)	9,865,706
1,785,417	Phoenix Group Holdings PLC (GBP)	15,451,763
109,783	Rio Tinto PLC (GBP)	7,216,252
		72,331,908
	United States — 11.6%
149,187	Altria Group, Inc.	9,855,293
235,894	First Interstate BancSystem, Inc., Class A	7,517,942
754,573	Ford Motor Co.	9,024,693
348,472	Franklin Resources, Inc.	8,060,158
1,650,957	Kohl’s Corp.	25,375,209
584,644	Northwest Bancshares, Inc.	7,243,739
172,187	OneMain Holdings, Inc.	9,721,678
50,173	Prudential Financial, Inc.	5,204,947
129,027	Universal Corp.	7,208,739
166,613	Verizon Communications, Inc.	7,322,641
929,010	Western Union (The) Co.	7,422,790
		103,957,829
	Total Common Stocks	888,253,986
	(Cost $740,952,544)
MONEY MARKET FUNDS — 0.1%
476,077	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.99% (e)	476,077
	(Cost $476,077)

	Total Investments — 99.4%	888,730,063
	(Cost $741,428,621)
	Net Other Assets and Liabilities — 0.6%	5,307,631
	Net Assets — 100.0%	$894,037,694

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

See Notes to Financial Statements

First Trust Dow Jones Global Select Dividend Index Fund (FGD)
Portfolio of Investments (Continued)
September 30, 2025
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of September 30, 2025.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
SEK	– Swedish Krona
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
EUR	28.0%
KRW	16.4
USD	12.3
CAD	11.4
HKD	11.4
GBP	10.0
AUD	3.5
NZD	1.8
DKK	1.3
CHF	1.3
NOK	1.0
SEK	0.8
JPY	0.8
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 888,253,986	$ 888,253,986	$ —	$ —
Money Market Funds	476,077	476,077	—	—
Total Investments	$888,730,063	$888,730,063	$—	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Global Wind Energy ETF (FAN)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Bermuda — 0.5%
17,274,725	Concord New Energy Group Ltd. (HKD)	$876,839
	Brazil — 0.8%
605,669	Serena Energia S.A. (BRL) (c)	1,405,423
	Canada — 10.2%
290,228	Boralex, Inc., Class A (CAD)	5,666,088
779,060	Northland Power, Inc. (CAD) (d)	13,043,111
		18,709,199
	China — 9.8%
5,734,462	China Datang Corp. Renewable Power Co., Ltd., Class H (HKD)	2,011,717
7,055,725	China Longyuan Power Group Corp., Ltd., Class H (HKD)	7,534,497
3,501,481	China Suntien Green Energy Corp., Ltd., Class H (HKD)	1,912,283
891,200	Dongfang Electric Corp., Ltd., Class H (HKD)	1,902,201
2,570,491	Goldwind Science & Technology Co., Ltd., Class H (HKD)	4,624,403
		17,985,101
	Denmark — 12.3%
480,965	Orsted A/S (DKK) (c) (d) (e) (f)	8,589,674
731,483	Vestas Wind Systems A/S (DKK)	13,782,789
		22,372,463
	France — 2.1%
175,880	Engie S.A. (EUR)	3,769,521
	Germany — 11.5%
20,384	Energiekontor AG (EUR)	1,050,611
414,829	Nordex SE (EUR) (c)	10,617,285
83,952	PNE AG (EUR) (d)	1,301,046
90,868	RWE AG (EUR)	4,034,784
34,296	Siemens Energy AG (EUR) (c)	4,003,180
		21,006,906
	Israel — 5.8%
641,113	Energix-Renewable Energies Ltd. (ILS)	2,764,052
257,128	Enlight Renewable Energy Ltd. (ILS) (c)	7,910,556
		10,674,608
	Italy — 6.8%
394,636	Enel S.p.A. (EUR)	3,737,169
184,814	ERG S.p.A. (EUR)	4,556,612
41,640	Prysmian S.p.A. (EUR)	4,115,357
		12,409,138
Shares	Description	Value

	Japan — 3.8%
132,100	Hitachi Ltd. (JPY)	$3,510,518
538,310	Toray Industries, Inc. (JPY)	3,440,947
		6,951,465
	Netherlands — 1.6%
242,023	Fugro N.V. (EUR)	2,581,484
39,727	SIF Holding N.V. (EUR) (c) (d)	360,540
		2,942,024
	South Korea — 1.6%
41,683	CS Bearing Co., Ltd. (KRW) (c)	193,702
77,072	CS Wind Corp. (KRW)	2,301,640
516,207	Unison Co., Ltd. (KRW) (c)	390,729
		2,886,071
	Spain — 11.3%
18,388	Acciona S.A. (EUR)	3,689,474
1,008,946	EDP Renovaveis S.A. (EUR)	13,267,033
193,550	Iberdrola S.A. (EUR)	3,659,668
		20,616,175
	Sweden — 1.9%
142,041	SKF AB, Class B (SEK)	3,518,436
	Switzerland — 2.0%
17,467	BKW AG (CHF)	3,727,961
	Taiwan — 2.4%
751,204	Century Iron & Steel Industrial Co., Ltd. (TWD)	4,313,298
	Turkey — 0.2%
538,309	Galata Wind Enerji A/S (TRY) (c)	315,135
	United Kingdom — 0.9%
219,276	ReNew Energy Global PLC, Class A (c)	1,688,425
	United States — 14.3%
55,967	Alliant Energy Corp.	3,772,735
72,982	American Superconductor Corp. (c)	4,334,401
36,804	Arcosa, Inc.	3,448,903
122,167	Clearway Energy, Inc., Class C	3,451,218
5,941	GE Vernova, Inc.	3,653,121
50,545	NextEra Energy, Inc.	3,815,642
47,155	Timken (The) Co.	3,545,113
		26,021,133
	Total Common Stocks	182,189,321
	(Cost $188,636,035)
MONEY MARKET FUNDS — 0.3%
613,091	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.99% (g)	613,091
	(Cost $613,091)

See Notes to Financial Statements

First Trust Global Wind Energy ETF (FAN)
Portfolio of Investments (Continued)
September 30, 2025
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 14.1%
$5,213,915	Bank of America Corp., 4.20% (g), dated 09/30/25, due 10/01/25, with a maturity value of $5,214,523. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/15/41 to 05/15/54. The value of the collateral including accrued interest is $5,318,193. (h)	$5,213,915
7,630,682	JPMorgan Chase & Co., 4.20% (g), dated 09/30/25, due 10/01/25, with a maturity value of $7,631,572. Collateralized by U.S. Treasury Securities, interest rates of 4.13% to 4.50%, due 12/31/31 to 05/31/32. The value of the collateral including accrued interest is $7,783,296. (h)	7,630,682
4,574,885	Mizuho Financial Group, Inc., 4.20% (g), dated 09/30/25, due 10/01/25, with a maturity value of $4,575,419. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.38%, due 05/31/26 to 09/30/32. The value of the collateral including accrued interest is $4,666,384. (h)	4,574,885
8,206,804	RBC Dominion Securities, Inc., 4.19% (g), dated 09/30/25, due 10/01/25, with a maturity value of $8,207,759. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 10/23/25 to 08/15/55. The value of the collateral including accrued interest is $8,370,940. (h)	8,206,804
	Total Repurchase Agreements	25,626,286
	(Cost $25,626,286)

	Total Investments — 114.2%	208,428,698
	(Cost $214,875,412)
	Net Other Assets and Liabilities — (14.2)%	(25,854,490)
	Net Assets — 100.0%	$182,574,208

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $20,948,144 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $25,626,286.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of September 30, 2025.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
SEK	– Swedish Krona
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar

See Notes to Financial Statements

First Trust Global Wind Energy ETF (FAN)
Portfolio of Investments (Continued)
September 30, 2025
Currency Exposure Diversification	% of Total Investments
EUR	29.1%
USD	25.9
DKK	10.7
HKD	9.0
CAD	9.0
ILS	5.1
JPY	3.3
TWD	2.1
CHF	1.8
SEK	1.7
KRW	1.4
BRL	0.7
TRY	0.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 182,189,321	$ 182,189,321	$ —	$ —
Money Market Funds	613,091	613,091	—	—
Repurchase Agreements	25,626,286	—	25,626,286	—
Total Investments	$208,428,698	$182,802,412	$25,626,286	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$20,948,144
Non-cash Collateral(2)	(20,948,144)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At September 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities	$25,626,286
Non-cash Collateral(3)	(25,626,286)
Net Amount	$—

(3)	At September 30, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.8%
523	Carpenter Technology Corp.	$128,417
	Building Products — 7.2%
955	Allegion PLC	169,369
1,071	Builders FirstSource, Inc. (a)	129,859
348	Carlisle Cos., Inc.	114,478
1,884	Carrier Global Corp.	112,475
1,360	Johnson Controls International PLC	149,532
234	Lennox International, Inc.	123,870
2,143	Masco Corp.	150,846
333	Trane Technologies PLC	140,513
		1,090,942
	Construction & Engineering — 6.9%
1,251	AECOM	163,218
4,181	API Group Corp. (a)	143,701
271	Comfort Systems USA, Inc.	223,624
264	EMCOR Group, Inc.	171,478
857	MasTec, Inc. (a)	182,378
381	Quanta Services, Inc.	157,894
		1,042,293
	Construction Materials — 2.2%
256	Martin Marietta Materials, Inc.	161,352
534	Vulcan Materials Co.	164,269
		325,621
	Electric Utilities — 16.5%
2,311	Alliant Energy Corp.	155,784
1,364	American Electric Power Co., Inc.	153,450
461	Constellation Energy Corp.	151,701
1,224	Duke Energy Corp.	151,470
2,820	Edison International	155,890
1,762	Entergy Corp.	164,201
2,084	Evergy, Inc.	158,426
2,188	Eversource Energy	155,654
3,316	Exelon Corp.	149,253
3,569	FirstEnergy Corp.	163,532
1,938	NextEra Energy, Inc.	146,300
956	NRG Energy, Inc.	154,824
10,684	PG&E Corp.	161,115
4,214	PPL Corp.	156,592
1,551	Southern (The) Co.	146,988
2,113	Xcel Energy, Inc.	170,413
		2,495,593
	Electrical Equipment — 7.1%
797	AMETEK, Inc.	149,836
404	Eaton Corp. PLC	151,197
1,028	Emerson Electric Co.	134,853
Shares	Description	Value

	Electrical Equipment (Continued)
268	GE Vernova, Inc.	$164,793
343	Hubbell, Inc.	147,597
419	Rockwell Automation, Inc.	146,453
1,198	Vertiv Holdings Co., Class A	180,730
		1,075,459
	Energy Equipment & Services — 3.1%
3,643	Baker Hughes Co.	177,487
6,528	Halliburton Co.	160,589
3,947	Schlumberger N.V.	135,658
		473,734
	Gas Utilities — 1.1%
937	Atmos Energy Corp.	159,993
	Ground Transportation — 3.1%
4,313	CSX Corp.	153,155
550	Norfolk Southern Corp.	165,225
610	Union Pacific Corp.	144,186
		462,566
	Independent Power and Renewable Electricity Producers — 2.5%
541	Talen Energy Corp. (a)	230,130
739	Vistra Corp.	144,785
		374,915
	Industrial Conglomerates — 1.8%
920	3M Co.	142,766
611	Honeywell International, Inc.	128,615
		271,381
	IT Services — 8.0%
795	Cloudflare, Inc., Class A (a)	170,599
1,046	CoreWeave, Inc., Class A (a)	143,145
847	GoDaddy, Inc., Class A (a)	115,895
691	MongoDB, Inc. (a)	214,473
1,532	Okta, Inc. (a)	140,484
675	Snowflake, Inc. (a)	152,246
1,233	Twilio, Inc., Class A (a)	123,411
507	VeriSign, Inc.	141,742
		1,201,995
	Machinery — 15.6%
354	Caterpillar, Inc.	168,911
425	Cummins, Inc.	179,507
759	Dover Corp.	126,624
2,726	Fortive Corp.	133,547
1,629	Graco, Inc.	138,400
780	IDEX Corp.	126,953
552	Illinois Tool Works, Inc.	143,940
1,631	Ingersoll Rand, Inc.	134,753
See Notes to Financial Statements

First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Portfolio of Investments (Continued)
September 30, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
918	ITT, Inc.	$164,102
1,447	Otis Worldwide Corp.	132,299
1,458	PACCAR, Inc.	143,351
203	Parker-Hannifin Corp.	153,904
1,343	Pentair PLC	148,751
451	Snap-on, Inc.	156,285
677	Westinghouse Air Brake Technologies Corp.	135,718
1,099	Xylem, Inc.	162,102
		2,349,147
	Metals & Mining — 3.5%
3,064	Freeport-McMoRan, Inc.	120,170
1,009	Nucor Corp.	136,649
435	Reliance, Inc.	122,161
1,053	Steel Dynamics, Inc.	146,820
		525,800
	Multi-Utilities — 10.2%
1,502	Ameren Corp.	156,779
3,994	CenterPoint Energy, Inc.	154,967
2,051	CMS Energy Corp.	150,256
1,431	Consolidated Edison, Inc.	143,844
2,487	Dominion Energy, Inc.	152,130
1,082	DTE Energy Co.	153,027
3,653	NiSource, Inc.	158,175
1,761	Public Service Enterprise Group, Inc.	146,973
1,931	Sempra	173,751
1,369	WEC Energy Group, Inc.	156,874
		1,546,776
	Oil, Gas & Consumable Fuels — 4.8%
618	Cheniere Energy, Inc.	145,218
5,206	Kinder Morgan, Inc.	147,382
1,788	ONEOK, Inc.	130,470
847	Targa Resources Corp.	141,906
2,504	Williams (The) Cos., Inc.	158,629
		723,605
	Specialized REITs — 4.5%
655	American Tower Corp.	125,970
1,391	Crown Castle, Inc.	134,218
849	Digital Realty Trust, Inc.	146,775
191	Equinix, Inc.	149,599
621	SBA Communications Corp.	120,070
		676,632
	Water Utilities — 0.9%
1,014	American Water Works Co., Inc.	141,139
	Total Common Stocks	15,066,008
	(Cost $11,378,818)
Shares	Description	Value
WARRANTS (b) — 0.0%
	Construction & Engineering — 0.0%
298	Webuild S.p.A., expiring 8/2/30 (EUR) (a) (c) (d) (e)	$4
	(Cost $0)
MONEY MARKET FUNDS — 0.2%
36,870	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (f)	36,870
	(Cost $36,870)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$9	Bank of America Corp., 4.20% (f), dated 09/30/25, due 10/01/25, with a maturity value of $9. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/15/41 to 05/15/54. The value of the collateral including accrued interest is $9. (g)	9
12	JPMorgan Chase & Co., 4.20% (f), dated 09/30/25, due 10/01/25, with a maturity value of $12. Collateralized by U.S. Treasury Securities, interest rates of 4.13% to 4.50%, due 12/31/31 to 05/31/32. The value of the collateral including accrued interest is $12. (g)	12
See Notes to Financial Statements

First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Portfolio of Investments (Continued)
September 30, 2025
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$8	Mizuho Financial Group, Inc., 4.20% (f), dated 09/30/25, due 10/01/25, with a maturity value of $8. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.38%, due 05/31/26 to 09/30/32. The value of the collateral including accrued interest is $8. (g)	$8
14	RBC Dominion Securities, Inc., 4.19% (f), dated 09/30/25, due 10/01/25, with a maturity value of $14. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 10/23/25 to 08/15/55. The value of the collateral including accrued interest is $14. (g)	14
	Total Repurchase Agreements	43
	(Cost $43)

	Total Investments — 100.0%	15,102,925
	(Cost $11,415,731)
	Net Other Assets and Liabilities — 0.0%	1,070
	Net Assets — 100.0%	$15,103,995

(a)	Non-income producing security.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2025, securities
noted as such are valued at $4 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(f)	Rate shown reflects yield as of September 30, 2025.
(g)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
EUR	– Euro
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 15,066,008	$ 15,066,008	$ —	$ —
Warrants*	4	—	—	4
Money Market Funds	36,870	36,870	—	—
Repurchase Agreements	43	—	43	—
Total Investments	$15,102,925	$15,102,878	$43	$4

*	See Portfolio of Investments for industry breakout.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities	$43
Non-cash Collateral(1)	(43)
Net Amount	$—

(1)	At September 30, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Austria — 0.0%
24,701	Verbund AG (EUR)	$1,795,118
	Belgium — 1.0%
345,192	Cenergy Holdings S.A. (EUR)	4,944,341
281,199	Elia Group S.A./N.V. (EUR)	32,403,501
		37,347,842
	Brazil — 3.0%
1,847,398	Alupar Investimento S.A. (BRL)	11,104,000
11,277	Centrais Eletricas Brasileiras S.A., ADR	111,868
5,176,532	Cia Paranaense de Energia - Copel, Class B (Preference Shares) (BRL)	12,527,358
1,948,038	Energisa S.A. (BRL)	18,615,663
7,003,256	Equatorial Energia S.A. (BRL)	48,620,473
1,617,928	Isa Energia Brasil S.A. (Preference Shares) (BRL)	7,499,513
1,930,757	Transmissora Alianca de Energia Eletrica S.A. (BRL)	13,299,178
434,987	WEG S.A. (BRL)	2,990,497
		114,768,550
	Canada — 1.9%
104,377	Fortis, Inc. (CAD)	5,294,225
51,148	Hammond Power Solutions, Inc. (CAD) (c)	4,537,423
1,781,581	Hydro One Ltd. (CAD) (d) (e)	63,559,314
8,465	Stella-Jones, Inc. (CAD)	483,010
		73,873,972
	Cayman Islands — 0.1%
2,564,508	Wasion Holdings Ltd. (HKD)	4,178,639
	China — 0.3%
763,508	BYD Co., Ltd., Class H (HKD)	10,812,018
26,316	Contemporary Amperex Technology Co., Ltd., Class H (HKD) (c)	1,932,625
		12,744,643
	Denmark — 0.7%
286,016	NKT A/S (DKK) (f)	27,755,660
	France — 11.0%
358,387	Engie S.A. (EUR)	7,681,074
54,793	Legrand S.A. (EUR)	9,044,785
198,589	Nexans S.A. (EUR)	29,377,416
1,197,791	Schneider Electric SE (EUR)	334,129,899
876,039	SPIE S.A. (EUR)	47,106,060
		427,339,234
	Germany — 6.9%
8,251,794	E.ON SE (EUR)	155,154,072
251,732	Infineon Technologies AG (EUR)	9,812,155
224,070	SAP SE (EUR)	59,953,687
Shares	Description	Value

	Germany (Continued)
144,267	Siemens AG (EUR)	$38,821,246
106,957	SMA Solar Technology AG (EUR) (f)	2,702,336
		266,443,496
	Ireland — 17.8%
843,492	Eaton Corp. PLC	315,676,881
2,755,110	Johnson Controls International PLC	302,924,344
739,659	nVent Electric PLC	72,959,964
		691,561,189
	Italy — 6.5%
1,601,505	Enel S.p.A. (EUR)	15,166,116
1,660,940	Prysmian S.p.A. (EUR)	164,153,718
7,322,275	Terna-Rete Elettrica Nazionale (EUR)	74,258,657
		253,578,491
	Japan — 1.9%
123,600	Daihen Corp. (JPY)	6,878,507
20,135	GS Yuasa Corp. (JPY)	476,536
948,920	Hitachi Ltd. (JPY)	25,217,268
240,499	Meidensha Corp. (JPY)	9,578,653
437,100	Mitsubishi Electric Corp. (JPY)	11,240,432
54,225	NGK Insulators Ltd. (JPY)	909,158
246,600	Osaki Electric Co., Ltd. (JPY)	2,137,750
508,970	Panasonic Holdings Corp. (JPY)	5,541,074
368,100	Renesas Electronics Corp. (JPY)	4,246,398
154,700	Sumitomo Electric Industries Ltd. (JPY)	4,412,379
59,000	Takaoka Toko Co., Ltd. (JPY)	1,254,725
		71,892,880
	Jersey — 2.2%
1,012,964	Aptiv PLC (f)	87,337,756
	Netherlands — 0.3%
121,894	Alfen N.V. (EUR) (c) (d) (e) (f)	1,381,012
41,282	NXP Semiconductors N.V.	9,401,150
21,346	STMicroelectronics N.V.	603,238
		11,385,400
	Portugal — 0.2%
511,666	EDP S.A. (EUR)	2,425,120
1,794,852	REN - Redes Energeticas Nacionais SGPS S.A. (EUR)	6,448,191
		8,873,311
	South Korea — 2.0%
111,109	HD Hyundai Electric Co., Ltd. (KRW)	46,089,190
875	Hyosung Heavy Industries Corp. (KRW)	835,679
112,255	Iljin Electric Co., Ltd. (KRW)	2,824,277
53,206	LS Eco Energy Ltd. (KRW)	1,425,855
62,218	LS Electric Co., Ltd. (KRW)	12,616,101
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments (Continued)
September 30, 2025
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
12,361	Samsung SDI Co., Ltd. (KRW)	$1,806,069
64,846	Sanil Electric Co., Ltd. (KRW)	5,088,589
543,372	Taihan Cable & Solution Co., Ltd. (KRW) (f)	6,010,572
		76,696,332
	Spain — 1.7%
1,190,937	Iberdrola S.A. (EUR)	22,518,392
2,274,378	Redeia Corp. S.A. (EUR)	43,898,766
		66,417,158
	Switzerland — 9.9%
4,383,668	ABB Ltd. (CHF)	315,648,326
51,698	Belimo Holding AG (CHF)	54,000,235
4,052	BKW AG (CHF)	864,813
127,996	Landis+Gyr Group AG (CHF)	10,322,647
141,921	R&S Group Holding AG (CHF)	4,956,226
		385,792,247
	Taiwan — 1.6%
114,657	Advantech Co., Ltd. (TWD)	1,200,065
1,530,637	Allis Electric Co., Ltd. (TWD)	5,147,657
88,642	Chung-Hsin Electric & Machinery Manufacturing Corp. (TWD)	452,255
1,345,484	Fortune Electric Co., Ltd. (TWD)	25,648,868
1,810,272	Shihlin Electric & Engineering Corp. (TWD)	10,810,076
4,401,019	Ta Ya Electric Wire & Cable (TWD)	5,804,875
442,415	Voltronic Power Technology Corp. (TWD)	13,456,221
		62,520,017
	United Kingdom — 7.9%
20,938,949	National Grid PLC (GBP)	300,616,342
209,718	SSE PLC (GBP) (c)	4,911,894
		305,528,236
	United States — 22.9%
5,160	Advanced Energy Industries, Inc.	877,922
122,489	AES (The) Corp.	1,611,955
222,739	American Superconductor Corp. (f)	13,228,469
86,673	Analog Devices, Inc.	21,295,556
7,726	Arcosa, Inc.	724,004
147,125	Atkore, Inc.	9,230,623
3,488	AZZ, Inc.	380,645
5,508	Belden, Inc.	662,447
697,665	Cisco Systems, Inc.	47,734,239
5,545	Digi International, Inc. (f)	202,171
104,978	Emerson Electric Co.	13,771,014
Shares	Description	Value

	United States (Continued)
5,894	EnerSys	$665,786
542,271	Enphase Energy, Inc. (f)	19,190,971
4,018	ESCO Technologies, Inc.	848,240
301,028	Fluence Energy, Inc. (c) (f)	3,251,102
46,836	GE Vernova, Inc.	28,799,456
10,707	Generac Holdings, Inc. (f)	1,792,352
118,443	Honeywell International, Inc.	24,932,252
244,211	Hubbell, Inc.	105,086,435
162,177	International Business Machines Corp.	45,759,862
189,600	Itron, Inc. (f)	23,616,576
4,159	Littelfuse, Inc.	1,077,223
10,462	MasTec, Inc. (f)	2,226,418
68,725	MYR Group, Inc. (f)	14,296,862
422,684	NVIDIA Corp.	78,864,381
308,558	Oracle Corp.	86,778,852
10,216	Preformed Line Products Co.	2,003,868
185,629	QUALCOMM, Inc.	30,881,241
389,584	Quanta Services, Inc.	161,451,401
282,849	SolarEdge Technologies, Inc. (c) (f)	10,465,413
220,509	Tesla, Inc. (f)	98,064,763
158,290	Texas Instruments, Inc.	29,082,622
40,438	Trimble, Inc. (f)	3,301,763
3,364	Valmont Industries, Inc.	1,304,324
8,368	WESCO International, Inc.	1,769,832
72,325	Willdan Group, Inc. (f)	6,993,104
		892,224,144
	Total Common Stocks	3,880,054,315
	(Cost $3,115,032,585)
MONEY MARKET FUNDS — 0.2%
8,470,932	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (g)	8,470,932
	(Cost $8,470,932)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.4%
$2,962,993	Bank of America Corp., 4.20% (g), dated 09/30/25, due 10/01/25, with a maturity value of $2,963,339. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/15/41 to 05/15/54. The value of the collateral including accrued interest is $3,022,253. (h)	2,962,993
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments (Continued)
September 30, 2025
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$4,336,403	JPMorgan Chase & Co., 4.20% (g), dated 09/30/25, due 10/01/25, with a maturity value of $4,336,909. Collateralized by U.S. Treasury Securities, interest rates of 4.13% to 4.50%, due 12/31/31 to 05/31/32. The value of the collateral including accrued interest is $4,423,131. (h)	$4,336,403
2,599,841	Mizuho Financial Group, Inc., 4.20% (g), dated 09/30/25, due 10/01/25, with a maturity value of $2,600,144. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.38%, due 05/31/26 to 09/30/32. The value of the collateral including accrued interest is $2,651,838. (h)	2,599,841
4,663,805	RBC Dominion Securities, Inc., 4.19% (g), dated 09/30/25, due 10/01/25, with a maturity value of $4,664,348. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 10/23/25 to 08/15/55. The value of the collateral including accrued interest is $4,757,081. (h)	4,663,805
	Total Repurchase Agreements	14,563,042
	(Cost $14,563,042)

	Total Investments — 100.4%	3,903,088,289
	(Cost $3,138,066,559)
	Net Other Assets and Liabilities — (0.4)%	(13,861,935)
	Net Assets — 100.0%	$3,889,226,354

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $13,825,528 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $14,563,042.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Non-income producing security.
(g)	Rate shown reflects yield as of September 30, 2025.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	43.7%
EUR	27.2
CHF	9.9
GBP	7.8
BRL	2.9
KRW	2.0
CAD	1.9
JPY	1.9
TWD	1.6
DKK	0.7
HKD	0.4
Total	100.0%
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments (Continued)
September 30, 2025

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,880,054,315	$ 3,880,054,315	$ —	$ —
Money Market Funds	8,470,932	8,470,932	—	—
Repurchase Agreements	14,563,042	—	14,563,042	—
Total Investments	$3,903,088,289	$3,888,525,247	$14,563,042	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$13,825,528
Non-cash Collateral(2)	(13,825,528)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At September 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities	$14,563,042
Non-cash Collateral(3)	(14,563,042)
Net Amount	$—

(3)	At September 30, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Indxx Global Natural Resources Income ETF (FTRI)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.7%
	Australia — 4.4%
49,060	GrainCorp Ltd., Class A (AUD)	$292,167
404,512	Origin Energy Ltd. (AUD)	3,345,817
318,140	Perseus Mining Ltd. (AUD)	1,031,514
		4,669,498
	Bermuda — 0.8%
905,664	Kunlun Energy Co., Ltd. (HKD)	810,005
	Brazil — 0.1%
27,055	Tres Tentos Agroindustrial S.A. (BRL)	71,066
	Canada — 21.8%
67,911	Agnico Eagle Mines Ltd.	11,447,079
38,050	DPM Metals, Inc. (CAD)	843,459
23,318	Lundin Gold, Inc. (CAD)	1,510,803
110,048	Nutrien Ltd.	6,460,918
46,104	Peyto Exploration & Development Corp. (CAD) (c)	600,608
290,218	Whitecap Resources, Inc. (CAD)	2,214,640
		23,077,507
	China — 8.9%
877,396	Aluminum Corp. of China Ltd., Class H (HKD)	909,873
426,824	China Coal Energy Co., Ltd., Class H (HKD)	509,537
862,415	CMOC Group Ltd., Class H (HKD)	1,738,805
211,136	Shandong Gold Mining Co., Ltd., Class H (HKD) (c) (d) (e)	1,002,238
1,266,721	Zijin Mining Group Co., Ltd., Class H (HKD)	5,306,524
		9,466,977
	Colombia — 0.5%
1,124,513	Ecopetrol S.A. (COP)	513,429
	India — 2.2%
540,221	Coal India Ltd. (INR)	2,372,589
	Indonesia — 0.6%
2,630,553	Alamtri Resources Indonesia Tbk PT (IDR)	266,765
1,996,959	Aneka Tambang Tbk (IDR)	378,661
		645,426
	Israel — 0.5%
2,156	Delek Group Ltd. (ILS)	521,197
	Japan — 0.4%
42,100	Rengo Co., Ltd. (JPY)	266,148
6,600	Sakata Seed Corp. (JPY)	162,674
		428,822
	Luxembourg — 0.3%
10,134	APERAM S.A. (EUR)	328,619
Shares	Description	Value

	New Zealand — 0.6%
161,934	Mercury NZ Ltd. (NZD)	$627,127
	Norway — 1.7%
72,121	Aker BP ASA (NOK)	1,829,123
	Romania — 0.8%
4,168,303	OMV Petrom S.A. (RON)	838,203
	Sweden — 1.7%
136,776	Svenska Cellulosa AB S.C.A., Class B (SEK)	1,806,604
	Switzerland — 3.0%
39,390	Bunge Global S.A.	3,200,438
	Thailand — 3.0%
3,107,600	PTT PCL (THB)	3,188,634
	United Kingdom — 4.7%
30,310	Energean PLC (GBP) (c)	337,932
61,918	Severn Trent PLC (GBP)	2,155,118
158,565	United Utilities Group PLC (GBP)	2,444,957
		4,938,007
	United States — 43.7%
21,121	Alliance Resource Partners, L.P. (f)	534,045
34,060	American Water Works Co., Inc.	4,740,811
7,673	Andersons (The), Inc.	305,462
14,065	California Water Service Group	645,443
38,230	CF Industries Holdings, Inc.	3,429,231
144,584	Corteva, Inc.	9,778,216
66,539	Essential Utilities, Inc.	2,654,906
29,461	FMC Corp.	990,774
231,244	Freeport-McMoRan, Inc.	9,069,390
7,683	H2O America	374,162
101,514	International Paper Co.	4,710,250
4,095	Middlesex Water Co.	221,621
75,169	Mosaic (The) Co.	2,606,861
22,255	Select Water Solutions, Inc.	237,906
7,947	Sylvamo Corp.	351,416
14,068	UFP Industries, Inc.	1,315,217
170,857	Weyerhaeuser Co.	4,235,545
		46,201,256
	Total Common Stocks	105,534,527
	(Cost $97,083,453)
MONEY MARKET FUNDS — 0.0%
30,000	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (g)	30,000
	(Cost $30,000)

See Notes to Financial Statements

First Trust Indxx Global Natural Resources Income ETF (FTRI)
Portfolio of Investments (Continued)
September 30, 2025
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.9%
$182,920	Bank of America Corp., 4.20% (g), dated 09/30/25, due 10/01/25, with a maturity value of $182,941. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/15/41 to 05/15/54. The value of the collateral including accrued interest is $186,578. (h)	$182,920
267,706	JPMorgan Chase & Co., 4.20% (g), dated 09/30/25, due 10/01/25, with a maturity value of $267,737. Collateralized by U.S. Treasury Securities, interest rates of 4.13% to 4.50%, due 12/31/31 to 05/31/32. The value of the collateral including accrued interest is $273,060. (h)	267,706
160,504	Mizuho Financial Group, Inc., 4.20% (g), dated 09/30/25, due 10/01/25, with a maturity value of $160,523. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.38%, due 05/31/26 to 09/30/32. The value of the collateral including accrued interest is $163,714. (h)	160,504
287,919	RBC Dominion Securities, Inc., 4.19% (g), dated 09/30/25, due 10/01/25, with a maturity value of $287,953. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 10/23/25 to 08/15/55. The value of the collateral including accrued interest is $293,677. (h)	287,919
	Total Repurchase Agreements	899,049
	(Cost $899,049)

	Total Investments — 100.6%	106,463,576
	(Cost $98,012,502)
	Net Other Assets and Liabilities — (0.6)%	(670,853)
	Net Assets — 100.0%	$105,792,723

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $842,515 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $899,049.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Security is a Master Limited Partnership.
(g)	Rate shown reflects yield as of September 30, 2025.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
COP	– Colombian Peso
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
JPY	– Japanese Yen
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
RON	– Romanian New Leu
SEK	– Swedish Krona
THB	– Thai Baht
USD	– United States Dollar

See Notes to Financial Statements

First Trust Indxx Global Natural Resources Income ETF (FTRI)
Portfolio of Investments (Continued)
September 30, 2025
Currency Exposure Diversification	% of Total Investments
USD	64.0%
HKD	9.7
CAD	4.9
GBP	4.6
AUD	4.4
THB	3.0
INR	2.2
NOK	1.7
SEK	1.7
RON	0.8
IDR	0.6
NZD	0.6
ILS	0.5
COP	0.5
JPY	0.4
EUR	0.3
BRL	0.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Thailand	$ 3,188,634	$ —	$ 3,188,634	$ —
Other Country Categories*	102,345,893	102,345,893	—	—
Money Market Funds	30,000	30,000	—	—
Repurchase Agreements	899,049	—	899,049	—
Total Investments	$106,463,576	$102,375,893	$4,087,683	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$842,515
Non-cash Collateral(2)	(842,515)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At September 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities	$899,049
Non-cash Collateral(3)	(899,049)
Net Amount	$—

(3)	At September 30, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Indxx Global Agriculture ETF (FTAG)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Australia — 0.8%
24,830	Dyno Nobel Ltd. (AUD)	$50,933
	Brazil — 0.3%
6,819	Tres Tentos Agroindustrial S.A. (BRL)	17,912
	Canada — 4.7%
4,962	Nutrien Ltd. (CAD)	291,402
	Chile — 1.4%
1,959	Sociedad Quimica y Minera de Chile S.A., ADR (c)	84,198
	China — 0.1%
5,948	First Tractor Co., Ltd., Class H (HKD)	5,396
	Germany — 16.2%
11,476	BASF SE (EUR)	571,139
8,688	Bayer AG (EUR)	287,951
6,381	Evonik Industries AG (EUR)	110,652
2,452	K+S AG (EUR)	33,221
		1,002,963
	India — 16.6%
5,494	Chambal Fertilisers and Chemicals Ltd. (INR)	31,604
4,044	Coromandel International Ltd. (INR)	102,406
1,534	Escorts Kubota Ltd. (INR)	59,547
15,354	Mahindra & Mahindra Ltd. (INR)	592,622
2,081	PI Industries Ltd. (INR)	82,348
6,845	Sumitomo Chemical India Ltd. (INR)	41,110
3,494	Tata Chemicals Ltd. (INR)	36,198
11,580	UPL Ltd. (INR)	85,530
		1,031,365
	Israel — 1.7%
17,159	ICL Group Ltd. (ILS)	107,237
	Japan — 6.9%
15,800	Kubota Corp. (JPY)	199,043
2,800	Mitsui Chemicals, Inc. (JPY)	70,092
800	Nippon Soda Co., Ltd. (JPY)	18,663
1,900	Nissan Chemical Corp. (JPY)	68,993
22,700	Sumitomo Chemical Co., Ltd. (JPY)	71,545
		428,336
	Malaysia — 1.8%
109,801	Petronas Chemicals Group Bhd (MYR)	110,362
	Mexico — 0.4%
26,919	Orbia Advance Corp. S.A.B. de C.V. (MXN)	26,032
Shares	Description	Value

	Netherlands — 3.2%
17,157	CNH Industrial N.V.	$186,153
2,894	OCI N.V. (EUR)	13,387
		199,540
	Qatar — 4.6%
82,396	Industries Qatar QSC (QAR)	282,876
	Russia — 0.0%
1,918	PhosAgro PJSC (RUB) (c) (d) (e) (f)	0
	Singapore — 3.1%
87,700	Wilmar International Ltd. (SGD)	193,763
	Switzerland — 4.7%
141	Bucher Industries AG (CHF)	66,776
2,744	Bunge Global S.A.	222,950
		289,726
	Taiwan — 0.3%
13,410	Taiwan Fertilizer Co., Ltd. (TWD)	21,647
	Turkey — 0.8%
4,581	Gubre Fabrikalari T.A.S. (TRY) (c)	31,429
1,374	Turk Traktor ve Ziraat Makineleri A/S (TRY)	18,850
		50,279
	United States — 32.2%
1,024	AGCO Corp.	109,640
166	Alamo Group, Inc.	31,689
2,222	CF Industries Holdings, Inc.	199,313
8,734	Corteva, Inc.	590,681
1,333	Deere & Co.	609,528
1,713	FMC Corp.	57,608
149	Lindsay Corp.	20,944
4,353	Mosaic (The) Co.	150,962
792	Scotts Miracle-Gro (The) Co.	45,104
612	SiteOne Landscape Supply, Inc. (c)	78,826
1,342	Toro (The) Co.	102,260
		1,996,555
	Total Common Stocks	6,190,522
	(Cost $7,288,320)
See Notes to Financial Statements

First Trust Indxx Global Agriculture ETF (FTAG)
Portfolio of Investments (Continued)
September 30, 2025
Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
59,898	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (g)	$59,898
	(Cost $59,898)

	Total Investments — 100.8%	6,250,420
	(Cost $7,348,218)
	Net Other Assets and Liabilities — (0.8)%	(48,516)
	Net Assets — 100.0%	$6,201,904

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2025, securities
noted as such are valued at $0 or 0.0% of net assets.

(f)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(g)	Rate shown reflects yield as of September 30, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
INR	– Indian Rupee
JPY	– Japanese Yen
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
QAR	– Qatari Riyal
RUB	– Russian Ruble
SGD	– Singapore Dollar
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	40.8%
INR	16.5
EUR	16.3
JPY	6.8
CAD	4.7
QAR	4.5
SGD	3.1
MYR	1.8
ILS	1.7
CHF	1.1
AUD	0.8
TRY	0.8
MXN	0.4
TWD	0.3
BRL	0.3
HKD	0.1
RUB	0.0‡
Total	100.0%

‡	Investment is valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Russia	$ —**	$ —	$ —	$ —**
Other Country Categories*	6,190,522	6,190,522	—	—
Money Market Funds	59,898	59,898	—	—
Total Investments	$6,250,420	$6,250,420	$—	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Australia — 0.5%
660,609	Telstra Group Ltd. (AUD)	$2,106,941
	Brazil — 0.6%
195,950	Telefonica Brasil S.A., ADR	2,498,363
	Canada — 1.7%
93,023	BCE, Inc. (CAD)	2,173,678
77,179	Rogers Communications, Inc., Class B (CAD)	2,656,928
129,885	TELUS Corp. (CAD)	2,045,756
		6,876,362
	Cayman Islands — 1.2%
681,858	Xiaomi Corp., Class B (HKD) (c) (d) (e)	4,731,505
	China — 2.8%
3,126,473	China Tower Corp., Ltd., Class H (HKD) (c) (e)	4,612,200
1,524,300	ZTE Corp., Class H (HKD) (f)	6,953,611
		11,565,811
	Finland — 2.2%
89,173	Elisa Oyj (EUR)	4,675,628
890,124	Nokia Oyj, ADR	4,281,496
		8,957,124
	France — 0.6%
144,663	Orange S.A. (EUR)	2,345,519
	Germany — 1.5%
56,355	Deutsche Telekom AG (EUR)	1,919,411
112,339	Infineon Technologies AG (EUR)	4,378,814
		6,298,225
	Guernsey — 1.0%
50,266	Amdocs Ltd.	4,124,325
	Hong Kong — 1.4%
3,944,716	Lenovo Group Ltd. (HKD)	5,854,763
	India — 5.3%
96,070	Bharti Airtel Ltd. (INR)	2,032,441
233,454	HCL Technologies Ltd. (INR)	3,641,871
252,545	Infosys Ltd., ADR (f)	4,108,907
115,754	Tata Consultancy Services Ltd. (INR)	3,765,610
245,346	Tech Mahindra Ltd. (INR)	3,869,387
1,566,618	Wipro Ltd., ADR (f)	4,120,205
		21,538,421
	Indonesia — 0.6%
12,126,370	Telkom Indonesia Persero Tbk PT (IDR)	2,226,624
	Italy — 3.4%
398,933	Infrastrutture Wireless Italiane S.p.A. (EUR) (c) (e)	4,688,370
Shares	Description	Value

	Italy (Continued)
70,135	Prysmian S.p.A. (EUR)	$6,931,570
4,684,872	Telecom Italia S.p.A. (EUR) (d)	2,449,279
		14,069,219
	Japan — 10.3%
195,620	Fujitsu Ltd. (JPY)	4,608,582
124,696	KDDI Corp. (JPY)	1,990,363
396,084	Kyocera Corp. (JPY)	5,328,526
232,865	Mitsubishi Electric Corp. (JPY)	5,988,340
175,295	NEC Corp. (JPY)	5,617,358
4,351,550	NTT, Inc. (JPY)	4,552,083
343,859	Renesas Electronics Corp. (JPY)	3,966,754
3,102,080	SoftBank Corp. (JPY)	4,566,540
181,680	Sony Financial Group, Inc. (JPY) (d)	201,478
181,680	Sony Group Corp. (JPY)	5,232,276
		42,052,300
	Malaysia — 0.5%
2,354,055	CelcomDigi Bhd (MYR)	2,069,622
	Mexico — 0.6%
2,451,067	America Movil S.A.B. de C.V., Series B (MXN)	2,565,700
	Netherlands — 2.8%
442,612	Koninklijke KPN N.V. (EUR)	2,123,810
21,617	NXP Semiconductors N.V.	4,922,840
154,572	STMicroelectronics N.V. (EUR)	4,327,290
		11,373,940
	Norway — 0.6%
137,487	Telenor ASA (NOK)	2,278,695
	Philippines — 0.4%
64,870	Globe Telecom, Inc. (PHP)	1,671,907
	Qatar — 0.6%
616,325	Ooredoo QPSC (QAR)	2,313,969
	Russia — 0.0%
755,018	Mobile TeleSystems PJSC, ADR (d) (g) (h) (i)	0
	Singapore — 0.5%
681,152	Singapore Telecommunications Ltd. (SGD)	2,180,827
	South Africa — 1.1%
281,200	MTN Group Ltd. (ZAR)	2,360,973
273,639	Vodacom Group Ltd. (ZAR)	2,111,948
		4,472,921
	South Korea — 5.1%
111,266	KT Corp., ADR	2,169,687
86,582	LG Electronics, Inc. (KRW)	4,665,264
107,830	Samsung Electronics Co., Ltd. (KRW)	6,448,050
See Notes to Financial Statements

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
September 30, 2025
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
46,872	Samsung SDS Co., Ltd. (KRW)	$5,485,466
53,458	SK Telecom Co., Ltd. (KRW)	2,068,900
		20,837,367
	Spain — 1.0%
54,157	Cellnex Telecom S.A. (EUR) (c) (e)	1,875,069
394,692	Telefonica S.A. (EUR)	2,037,987
		3,913,056
	Sweden — 2.2%
141,765	Tele2 AB, Class B (SEK)	2,417,612
550,921	Telefonaktiebolaget LM Ericsson, Class B (SEK) (f)	4,555,117
561,950	Telia Co., AB (SEK)	2,142,291
		9,115,020
	Switzerland — 0.5%
3,052	Swisscom AG (CHF)	2,214,095
	Taiwan — 11.3%
399,942	Advantech Co., Ltd. (TWD)	4,186,019
966,183	ASE Technology Holding Co., Ltd. (TWD)	5,198,964
469,773	Chunghwa Telecom Co., Ltd. (TWD)	2,057,704
349,700	Delta Electronics, Inc. (TWD)	9,798,668
711,615	Far EasTone Telecommunications Co., Ltd. (TWD)	2,064,006
106,905	MediaTek, Inc. (TWD)	4,612,510
538,619	Taiwan Mobile Co., Ltd. (TWD)	1,926,290
21,952	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6,130,974
2,975,229	United Microelectronics Corp. (TWD)	4,446,541
55,675	Wiwynn Corp. (TWD)	6,055,601
		46,477,277
	Thailand — 0.5%
233,500	Advanced Info Service PCL (THB)	2,096,852
	United Arab Emirates — 0.5%
433,422	Emirates Telecommunications Group Co. PJSC (AED)	2,223,131
	United Kingdom — 1.8%
1,920,093	BT Group PLC (GBP)	4,936,127
2,132,258	Vodafone Group PLC (GBP)	2,470,787
		7,406,914
	United States — 36.7%
38,797	Advanced Micro Devices, Inc. (d)	6,276,967
21,925	American Tower Corp.	4,216,616
20,211	Analog Devices, Inc.	4,965,843
Shares	Description	Value

	United States (Continued)
23,643	Apple, Inc.	$6,020,217
49,887	Arista Networks, Inc. (d)	7,269,035
73,706	AT&T, Inc.	2,081,457
18,583	Broadcom, Inc.	6,130,717
65,077	Ciena Corp. (d)	9,479,767
73,218	Cisco Systems, Inc.	5,009,576
47,268	Crown Castle, Inc.	4,560,889
26,728	Digital Realty Trust, Inc.	4,620,737
5,259	Equinix, Inc.	4,119,059
16,046	F5, Inc. (d)	5,185,907
257,950	Hewlett Packard Enterprise Co.	6,335,252
227,266	Intel Corp. (d)	7,624,774
16,695	International Business Machines Corp.	4,710,661
28,922	Keysight Technologies, Inc. (d)	5,059,036
68,872	Marvell Technology, Inc.	5,790,069
67,527	Microchip Technology, Inc.	4,336,584
40,506	Micron Technology, Inc.	6,777,464
11,489	Motorola Solutions, Inc.	5,253,805
32,905	NVIDIA Corp.	6,139,415
56,878	Qorvo, Inc. (d)	5,180,448
29,470	QUALCOMM, Inc.	4,902,629
20,911	SBA Communications Corp.	4,043,142
64,541	Skyworks Solutions, Inc.	4,968,366
108,768	Super Micro Computer, Inc. (d)	5,214,338
9,045	T-Mobile US, Inc.	2,165,192
47,755	Verizon Communications, Inc.	2,098,832
		150,536,794
	Total Common Stocks	408,993,589
	(Cost $330,746,217)
RIGHTS — 0.0%
	Italy — 0.0%
4,683,455	Telecom Italia S.p.A., expiring 09/26/25 (EUR) (d) (g) (h)	78
	(Cost $0)
MONEY MARKET FUNDS — 0.1%
242,021	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (j)	242,021
	(Cost $242,021)

See Notes to Financial Statements

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
September 30, 2025
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 3.1%
$2,593,964	Bank of America Corp., 4.20% (j), dated 09/30/25, due 10/01/25, with a maturity value of $2,594,267. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/15/41 to 05/15/54. The value of the collateral including accrued interest is $2,645,843. (k)	$2,593,964
3,796,322	JPMorgan Chase & Co., 4.20% (j), dated 09/30/25, due 10/01/25, with a maturity value of $3,796,765. Collateralized by U.S. Treasury Securities, interest rates of 4.13% to 4.50%, due 12/31/31 to 05/31/32. The value of the collateral including accrued interest is $3,872,249. (k)	3,796,322
2,276,043	Mizuho Financial Group, Inc., 4.20% (j), dated 09/30/25, due 10/01/25, with a maturity value of $2,276,309. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.38%, due 05/31/26 to 09/30/32. The value of the collateral including accrued interest is $2,321,564. (k)	2,276,043
4,082,949	RBC Dominion Securities, Inc., 4.19% (j), dated 09/30/25, due 10/01/25, with a maturity value of $4,083,424. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 10/23/25 to 08/15/55. The value of the collateral including accrued interest is $4,164,608. (k)	4,082,949
	Total Repurchase Agreements	12,749,278
	(Cost $12,749,278)

	Total Investments — 103.0%	421,984,966
	(Cost $343,737,516)
	Net Other Assets and Liabilities — (3.0)%	(12,140,916)
	Net Assets — 100.0%	$409,844,050

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	Non-income producing security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $12,279,576 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $12,749,278.

(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2025, securities
noted as such are valued at $78 or 0.0% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(j)	Rate shown reflects yield as of September 30, 2025.
(k)	This security serves as collateral for securities on loan.

See Notes to Financial Statements

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
September 30, 2025
Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NOK	– Norwegian Krone
PHP	– Philippine Peso
QAR	– Qatari Riyal
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
USD	46.4%
JPY	10.0
TWD	9.6
EUR	8.9
HKD	5.3
KRW	4.4
INR	3.2
SEK	2.2
GBP	1.8
CAD	1.6
ZAR	1.1
MXN	0.6
QAR	0.5
NOK	0.5
IDR	0.5
AED	0.5
CHF	0.5
SGD	0.5
AUD	0.5
THB	0.5
MYR	0.5
PHP	0.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Russia	$ —**	$ —	$ —	$ —**
Thailand	2,096,852	—	2,096,852	—
Other Country Categories*	406,896,737	406,896,737	—	—
Rights*	78	—	78	—
Money Market Funds	242,021	242,021	—	—
Repurchase Agreements	12,749,278	—	12,749,278	—
Total Investments	$421,984,966	$407,138,758	$14,846,208	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$12,279,576
Non-cash Collateral(2)	(12,279,576)
Net Amount	$—

See Notes to Financial Statements

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
September 30, 2025
(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At September 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities	$12,749,278
Non-cash Collateral(3)	(12,749,278)
Net Amount	$—

(3)	At September 30, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.9%
	Australia — 1.2%
47,780	IGO Ltd. (AUD) (c)	$163,771
141,616	Pilbara Minerals Ltd. (AUD) (c)	236,142
		399,913
	Austria — 0.4%
9,094	ams-OSRAM AG (CHF) (c)	126,805
	Canada — 0.5%
3,332	Magna International, Inc.	157,870
	Cayman Islands — 7.6%
2,100	Ambarella, Inc. (c)	173,292
1,602	Baidu, Inc., ADR (c)	211,096
63,208	Black Sesame International Holding Ltd. (HKD) (c) (d)	168,296
63,278	Geely Automobile Holdings Ltd. (HKD)	158,968
6,438	Hesai Group, ADR (c)	180,908
174,328	Horizon Robotics (HKD) (c)	214,607
5,207	Li Auto, Inc., ADR (c) (d)	131,945
38,385	NIO, Inc., ADR (c) (d)	292,494
10,988	Pony AI, Inc., ADR (c) (d)	247,120
35,883	RoboSense Technology Co., Ltd. (HKD) (c)	194,863
16,005	WeRide, Inc., ADR (c) (d)	158,450
8,126	XPeng, Inc., ADR (c)	190,311
89,459	Yadea Group Holdings Ltd. (HKD) (e) (f)	159,445
		2,481,795
	Chile — 0.5%
3,621	Sociedad Quimica y Minera de Chile S.A., ADR (c)	155,631
	China — 4.0%
9,340	BYD Co., Ltd., Class H (HKD)	132,263
2,900	Contemporary Amperex Technology Co., Ltd., Class H (HKD) (d)	212,974
44,974	Ganfeng Lithium Group Co., Ltd., Class H (HKD) (e) (f)	249,318
86,412	Great Wall Motor Co., Ltd., Class H (HKD)	186,550
45,728	Minieye Technology Co., Ltd., Class H (HKD) (c)	160,419
36,897	Tianqi Lithium Corp., Class H (HKD) (c) (d)	213,076
19,228	Zhejiang Leapmotor Technology Co., Ltd., Class H (HKD) (c) (e) (f)	163,941
		1,318,541
	France — 1.9%
2,265	Schneider Electric SE (EUR)	631,833
Shares	Description	Value

	Germany — 2.5%
774	Aumovio SE (EUR) (c)	$31,914
1,420	Bayerische Motoren Werke AG (EUR)	142,442
1,547	Continental AG (EUR)	101,929
5,245	Infineon Technologies AG (EUR)	204,443
3,128	Mercedes-Benz Group AG (EUR)	196,365
1,707	Wacker Chemie AG (EUR)	128,463
		805,556
	Indonesia — 0.4%
1,088,821	Merdeka Copper Gold Tbk PT (IDR) (c)	137,859
	Ireland — 0.8%
1,197	TE Connectivity PLC	262,777
	Japan — 6.5%
11,100	Aisin Corp. (JPY)	192,149
10,600	Denso Corp. (JPY)	153,067
2,800	Furukawa Electric Co., Ltd. (JPY)	172,523
14,392	Honda Motor Co., Ltd. (JPY) (d)	148,995
7,800	NIDEC CORP. (JPY)	138,901
68,509	Nissan Motor Co., Ltd. (JPY) (c)	168,533
14,300	Panasonic Holdings Corp. (JPY)	155,682
11,000	Renesas Electronics Corp. (JPY)	126,896
8,210	Subaru Corp. (JPY)	168,214
36,460	Toyota Motor Corp. (JPY)	702,524
		2,127,484
	Jersey — 0.5%
2,007	Aptiv PLC (c)	173,044
	Netherlands — 2.3%
555	Ferrari N.V.	269,297
1,020	NXP Semiconductors N.V.	232,285
13,466	Stellantis N.V. (EUR)	124,328
4,274	STMicroelectronics N.V.	120,783
		746,693
	South Korea — 8.4%
1,913	Ecopro BM Co., Ltd. (KRW) (c)	154,071
619	Hyundai Mobis Co., Ltd. (KRW)	131,693
934	Hyundai Motor Co. (KRW)	143,124
1,940	Kia Corp. (KRW)	139,238
709	LG Chem Ltd. (KRW)	140,481
1,500	POSCO Future M Co., Ltd. (KRW) (c)	153,416
28,652	Samsung Electronics Co., Ltd. (KRW)	1,713,341
1,140	Samsung SDI Co., Ltd. (KRW)	166,565
		2,741,929
	Sweden — 0.6%
7,081	Volvo AB, Class B (SEK)	202,703
See Notes to Financial Statements

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments (Continued)
September 30, 2025
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Taiwan — 4.8%
5,548	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	$1,549,501
	United Kingdom — 0.4%
4,381	Sensata Technologies Holding PLC	133,840
	United States — 56.6%
9,468	Adeia, Inc.	159,062
8,843	Advanced Micro Devices, Inc. (c)	1,430,709
4,849	Aeva Technologies, Inc. (c)	70,310
1,907	Albemarle Corp.	154,620
3,776	Allegro MicroSystems, Inc. (c)	110,259
7,177	Alphabet, Inc., Class A	1,744,729
21,791	Amprius Technologies, Inc. (c)	229,241
2,001	Analog Devices, Inc.	491,646
6,001	Apple, Inc.	1,528,035
26,327	Aurora Innovation, Inc. (c)	141,902
3,955	BorgWarner, Inc.	173,862
1,332	Cirrus Logic, Inc. (c)	166,886
548	Cummins, Inc.	231,459
15,748	Ford Motor Co.	188,346
3,879	General Motors Co.	236,503
36,694	indie Semiconductor, Inc., Class A (c) (d)	149,345
17,594	Intel Corp. (c)	590,279
2,580	Lattice Semiconductor Corp. (c)	189,166
1,316	Lear Corp.	132,403
6,079	Lucid Group, Inc. (c) (d)	144,619
3,469	Marvell Technology, Inc.	291,639
9,362	MaxLinear, Inc. (c)	150,541
2,136	Microchip Technology, Inc.	137,174
4,506	Micron Technology, Inc.	753,944
2,542	Microsoft Corp.	1,316,629
44,125	Microvast Holdings, Inc. (c) (d)	169,881
8,497	Mobileye Global, Inc., Class A (c)	119,978
7,768	NVIDIA Corp.	1,449,353
2,380	ON Semiconductor Corp. (c)	117,358
5,791	Ouster, Inc. (c)	156,646
2,083	PACCAR, Inc.	204,800
1,568	Qorvo, Inc. (c)	142,813
8,013	QUALCOMM, Inc.	1,333,043
2,193	Rambus, Inc. (c)	228,511
10,634	Rivian Automotive, Inc., Class A (c)	156,107
992	Silicon Laboratories, Inc. (c)	130,081
676	SiTime Corp. (c)	203,686
1,823	Skyworks Solutions, Inc.	140,334
2,036	Synaptics, Inc. (c)	139,140
Shares	Description	Value

	United States (Continued)
4,114	Tesla, Inc. (c)	$1,829,578
5,803	Texas Instruments, Inc.	1,066,185
		18,500,802
	Total Common Stocks	32,654,576
	(Cost $25,034,349)
MONEY MARKET FUNDS — 0.0%
13,511	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (g)	13,511
	(Cost $13,511)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 5.2%
$346,135	Bank of America Corp., 4.20% (g), dated 09/30/25, due 10/01/25, with a maturity value of $346,175. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/15/41 to 05/15/54. The value of the collateral including accrued interest is $353,058. (h)	346,135
506,577	JPMorgan Chase & Co., 4.20% (g), dated 09/30/25, due 10/01/25, with a maturity value of $506,636. Collateralized by U.S. Treasury Securities, interest rates of 4.13% to 4.50%, due 12/31/31 to 05/31/32. The value of the collateral including accrued interest is $516,709. (h)	506,577
See Notes to Financial Statements

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments (Continued)
September 30, 2025
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$303,716	Mizuho Financial Group, Inc., 4.20% (g), dated 09/30/25, due 10/01/25, with a maturity value of $303,751. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.38%, due 05/31/26 to 09/30/32. The value of the collateral including accrued interest is $309,790. (h)	$303,716
544,825	RBC Dominion Securities, Inc., 4.19% (g), dated 09/30/25, due 10/01/25, with a maturity value of $544,888. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 10/23/25 to 08/15/55. The value of the collateral including accrued interest is $555,722. (h)	544,825
	Total Repurchase Agreements	1,701,253
	(Cost $1,701,253)

	Total Investments — 105.1%	34,369,340
	(Cost $26,749,113)
	Net Other Assets and Liabilities — (5.1)%	(1,666,792)
	Net Assets — 100.0%	$32,702,548

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $1,629,087 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $1,701,253.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of September 30, 2025.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CHF	– Swiss Franc
EUR	– Euro
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
JPY	– Japanese Yen
KRW	– South Korean Won
SEK	– Swedish Krona
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	72.3%
KRW	8.0
HKD	6.4
JPY	6.2
EUR	4.5
AUD	1.2
SEK	0.6
IDR	0.4
CHF	0.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 32,654,576	$ 32,654,576	$ —	$ —
Money Market Funds	13,511	13,511	—	—
Repurchase Agreements	1,701,253	—	1,701,253	—
Total Investments	$34,369,340	$32,668,087	$1,701,253	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
See Notes to Financial Statements

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments (Continued)
September 30, 2025
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$1,629,087
Non-cash Collateral(2)	(1,629,087)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At September 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities	$1,701,253
Non-cash Collateral(3)	(1,701,253)
Net Amount	$—

(3)	At September 30, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Cloud Computing ETF (SKYY)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
COMMON STOCKS — 99.9%
	Broadline Retail — 3.5%
505,228	Amazon.com, Inc. (a)	$110,932,912
	Communications Equipment — 6.2%
847,288	Arista Networks, Inc. (a)	123,458,335
1,116,391	Cisco Systems, Inc.	76,383,472
		199,841,807
	Diversified Telecommunication Services — 2.5%
13,285,808	Lumen Technologies, Inc. (a)	81,309,145
	Financial Services — 0.5%
427,558	Toast, Inc., Class A (a)	15,610,142
	Health Care Technology — 0.7%
71,630	Veeva Systems, Inc., Class A (a)	21,339,293
	Interactive Media & Services — 4.1%
543,409	Alphabet, Inc., Class A	132,102,728
	IT Services — 23.2%
974,744	Akamai Technologies, Inc. (a)	73,846,606
369,563	Cloudflare, Inc., Class A (a)	79,304,524
935,698	CoreWeave, Inc., Class A (a)	128,050,271
929,675	DigitalOcean Holdings, Inc. (a)	31,757,698
2,204,114	Fastly, Inc., Class A (a)	18,845,175
475,162	International Business Machines Corp.	134,071,710
305,486	MongoDB, Inc. (a)	94,816,745
409,461	Shopify, Inc., Class A (a)	60,849,999
80,796	Snowflake, Inc. (a)	18,223,538
547,757	Twilio, Inc., Class A (a)	54,824,998
273,361	Wix.com Ltd. (a)	48,557,114
		743,148,378
	Media — 0.5%
352,778	Trade Desk (The), Inc., Class A (a)	17,289,650
	Professional Services — 1.1%
84,890	Paycom Software, Inc.	17,669,005
107,587	Paylocity Holding Corp. (a)	17,135,381
		34,804,386
	Software — 47.8%
162,177	Adobe, Inc. (a)	57,207,937
69,518	Appfolio, Inc., Class A (a)	19,163,332
634,321	Appian Corp., Class A (a)	19,391,193
120,873	AppLovin Corp., Class A (a)	86,852,085
1,320,744	Asana, Inc., Class A (a)	17,645,140
325,394	Atlassian Corp., Class A (a)	51,965,422
289,055	Blackbaud, Inc. (a)	18,589,127
354,660	BlackLine, Inc. (a)	18,832,446
590,955	Box, Inc., Class A (a)	19,070,118
Shares	Description	Value

	Software (Continued)
2,912,820	Confluent, Inc., Class A (a)	$57,673,836
45,511	CrowdStrike Holdings, Inc., Class A (a)	22,317,684
141,080	Datadog, Inc., Class A (a)	20,089,792
251,538	Docusign, Inc. (a)	18,133,374
532,618	Domo, Inc., Class B (a)	8,436,669
663,554	Dropbox, Inc., Class A (a)	20,045,966
226,697	Elastic N.V. (a)	19,153,630
1,028,526	Five9, Inc. (a)	24,890,329
1,204,677	Gitlab, Inc., Class A (a)	54,306,839
119,727	HubSpot, Inc. (a)	56,008,291
28,910	Intuit, Inc.	19,742,928
594,416	Klaviyo, Inc., Class A (a)	16,459,379
228,339	Microsoft Corp.	118,268,185
1,721,428	Nutanix, Inc., Class A (a)	128,057,029
583,092	Open Text Corp.	21,795,979
511,640	Oracle Corp.	143,893,634
101,212	Palo Alto Networks, Inc. (a)	20,608,787
244,924	Q2 Holdings, Inc. (a)	17,730,048
141,984	Qualys, Inc. (a)	18,788,743
1,001,176	RingCentral, Inc., Class A (a)	28,373,328
647,076	Rubrik, Inc., Class A (a)	53,222,001
225,751	Salesforce, Inc.	53,502,987
141,702	SAP SE, ADR	37,864,191
63,053	ServiceNow, Inc. (a)	58,026,415
539,482	ServiceTitan, Inc., Class A (a)	54,395,970
777,628	Sprout Social, Inc., Class A (a)	10,046,954
83,541	Workday, Inc., Class A (a)	20,110,825
703,412	Workiva, Inc. (a)	60,549,705
236,832	Zoom Communications, Inc. (a)	19,538,640
69,601	Zscaler, Inc. (a)	20,856,636
		1,531,605,574
	Technology Hardware, Storage & Peripherals — 9.8%
473,587	Dell Technologies, Inc., Class C	67,140,429
2,563,074	Hewlett Packard Enterprise Co.	62,949,097
512,888	NetApp, Inc.	60,756,713
1,490,751	Pure Storage, Inc., Class A (a)	124,939,841
		315,786,080
	Total Common Stocks	3,203,770,095
	(Cost $2,431,933,201)
MONEY MARKET FUNDS — 0.4%
11,837,173	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (b)	11,837,173
	(Cost $11,837,173)

See Notes to Financial Statements

First Trust Cloud Computing ETF (SKYY)
Portfolio of Investments (Continued)
September 30, 2025
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$9,557	Bank of America Corp., 4.20% (b), dated 09/30/25, due 10/01/25, with a maturity value of $9,558. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/15/41 to 05/15/54. The value of the collateral including accrued interest is $9,748. (c)	$9,557
13,986	JPMorgan Chase & Co., 4.20% (b), dated 09/30/25, due 10/01/25, with a maturity value of $13,988. Collateralized by U.S. Treasury Securities, interest rates of 4.13% to 4.50%, due 12/31/31 to 05/31/32. The value of the collateral including accrued interest is $14,266. (c)	13,986
8,387	Mizuho Financial Group, Inc., 4.20% (b), dated 09/30/25, due 10/01/25, with a maturity value of $8,388. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.38%, due 05/31/26 to 09/30/32. The value of the collateral including accrued interest is $8,555. (c)	8,387
15,043	RBC Dominion Securities, Inc., 4.19% (b), dated 09/30/25, due 10/01/25, with a maturity value of $15,045. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 10/23/25 to 08/15/55. The value of the collateral including accrued interest is $15,344. (c)	15,043
	Total Repurchase Agreements	46,973
	(Cost $46,973)

	Total Investments — 100.3%	3,215,654,241
	(Cost $2,443,817,347)
	Net Other Assets and Liabilities — (0.3)%	(10,432,649)
	Net Assets — 100.0%	$3,205,221,592

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2025.
(c)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,203,770,095	$ 3,203,770,095	$ —	$ —
Money Market Funds	11,837,173	11,837,173	—	—
Repurchase Agreements	46,973	—	46,973	—
Total Investments	$3,215,654,241	$3,215,607,268	$46,973	$—

*	See Portfolio of Investments for industry breakout.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities	$46,973
Non-cash Collateral(1)	(46,973)
Net Amount	$—

(1)	At September 30, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust International Equity Opportunities ETF (FPXI)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Australia — 0.5%
206,767	Lottery (The) Corp., Ltd. (AUD)	$804,488
	Bermuda — 1.1%
28,011	Viking Holdings Ltd. (c)	1,741,164
	Brazil — 2.2%
1,226,237	Caixa Seguridade Participacoes S.A. (BRL)	3,481,317
	Canada — 12.9%
44,842	Agnico Eagle Mines Ltd.	7,558,568
8,549	Celestica, Inc. (c)	2,106,303
27,115	Definity Financial Corp. (CAD)	1,393,645
10,018	Groupe Dynamite, Inc. (CAD) (c)	429,888
41,365	RB Global, Inc.	4,482,311
153,462	Triple Flag Precious Metals Corp.	4,490,298
		20,461,013
	Cayman Islands — 13.6%
41,160	Amer Sports, Inc. (c)	1,430,310
12,837	Atour Lifestyle Holdings Ltd., ADR	482,543
116,592	Full Truck Alliance Co., Ltd., ADR	1,512,198
20,694	Futu Holdings Ltd., ADR	3,598,894
176,474	NetEase, Inc. (HKD)	5,369,996
224,622	Pop Mart International Group Ltd. (HKD) (d) (e)	7,701,045
159,736	WuXi XDC Cayman, Inc. (HKD) (c)	1,607,223
		21,702,209
	Chile — 1.9%
67,381	Latam Airlines Group S.A., ADR	3,048,990
	China — 12.9%
101,700	Contemporary Amperex Technology Co., Ltd., Class H (HKD) (f)	7,468,764
292,600	Nongfu Spring Co., Ltd., Class H (HKD) (d) (e)	2,026,631
52,500	Remegen Co., Ltd., Class H (HKD) (c) (d) (e)	790,676
599,546	Shandong Gold Mining Co., Ltd., Class H (HKD) (d) (e)	2,845,974
112,660	Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd., Class H (HKD) (c) (f)	7,441,225
		20,573,270
	Germany — 5.4%
16,375	Auto1 Group SE (EUR) (c)	557,529
Shares	Description	Value

	Germany (Continued)
8,584	Hensoldt AG (EUR)	$1,111,612
59,405	Siemens Energy AG (EUR) (c)	6,934,012
		8,603,153
	Guernsey — 0.6%
23,997	Genius Sports Ltd. (c)	297,083
46,972	Super Group SGHC Ltd.	620,030
		917,113
	Italy — 1.3%
74,802	Lottomatica Group S.p.A. (EUR)	2,012,870
	Japan — 9.9%
142,300	Advantest Corp. (JPY)	14,096,731
29,200	Rakuten Bank Ltd. (JPY) (c)	1,632,720
		15,729,451
	Luxembourg — 3.4%
7,705	Spotify Technology S.A. (c)	5,378,090
	Netherlands — 3.3%
82,422	JBS N.V., Class A	1,230,560
86,168	Technip Energies N.V. (EUR)	4,054,727
		5,285,287
	Norway — 2.8%
46,448	Gjensidige Forsikring ASA (NOK)	1,361,853
81,866	Orkla ASA (NOK)	854,792
132,200	Telenor ASA (NOK)	2,191,069
		4,407,714
	South Africa — 2.6%
59,147	Valterra Platinum Ltd. (GBP)	4,215,979
	South Korea — 2.5%
6,597	HD Hyundai Heavy Industries Co., Ltd. (KRW)	2,421,478
9,995	HD Hyundai Marine Solution Co., Ltd. (KRW)	1,495,991
		3,917,469
	Sweden — 4.6%
150,021	Nordnet AB publ (SEK)	4,350,328
170,747	Tele2 AB, Class B (SEK)	2,911,862
		7,262,190
	Switzerland — 7.4%
17,680	Galderma Group AG (CHF)	3,071,596
21,064	Holcim AG (CHF)	1,781,860
65,399	Sandoz Group AG (CHF)	3,875,223
112,876	Sportradar Group AG, Class A (c)	3,036,364
		11,765,043
	United Kingdom — 7.8%
62,977	ARM Holdings PLC, ADR (c)	8,910,616
35,940	Endeavour Mining PLC (CAD)	1,509,702
See Notes to Financial Statements

First Trust International Equity Opportunities ETF (FPXI)
Portfolio of Investments (Continued)
September 30, 2025
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	United Kingdom (Continued)
13,358	Klarna Group PLC (c) (f)	$489,571
110,904	Wise PLC, Class A (GBP) (c)	1,543,751
		12,453,640
	United States — 3.1%
171,637	Gen Digital, Inc.	4,872,774
	Total Common Stocks	158,633,224
	(Cost $117,078,707)
MONEY MARKET FUNDS — 0.1%
130,308	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (g)	130,308
	(Cost $130,308)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 7.2%
$2,313,288	Bank of America Corp., 4.20% (g), dated 09/30/25, due 10/01/25, with a maturity value of $2,313,558. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/15/41 to 05/15/54. The value of the collateral including accrued interest is $2,359,554. (h)	2,313,288
3,385,547	JPMorgan Chase & Co., 4.20% (g), dated 09/30/25, due 10/01/25, with a maturity value of $3,385,942. Collateralized by U.S. Treasury Securities, interest rates of 4.13% to 4.50%, due 12/31/31 to 05/31/32. The value of the collateral including accrued interest is $3,453,258. (h)	3,385,547
Principal Value	Description	Value

$2,029,767	Mizuho Financial Group, Inc., 4.20% (g), dated 09/30/25, due 10/01/25, with a maturity value of $2,030,004. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.38%, due 05/31/26 to 09/30/32. The value of the collateral including accrued interest is $2,070,363. (h)	$2,029,767
3,641,160	RBC Dominion Securities, Inc., 4.19% (g), dated 09/30/25, due 10/01/25, with a maturity value of $3,641,584. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 10/23/25 to 08/15/55. The value of the collateral including accrued interest is $3,713,983. (h)	3,641,160
	Total Repurchase Agreements	11,369,762
	(Cost $11,369,762)

	Total Investments — 107.1%	170,133,294
	(Cost $128,578,777)
	Net Other Assets and Liabilities — (7.1)%	(11,207,246)
	Net Assets — 100.0%	$158,926,048

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $10,797,347 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $11,369,762.

See Notes to Financial Statements

First Trust International Equity Opportunities ETF (FPXI)
Portfolio of Investments (Continued)
September 30, 2025
(g)	Rate shown reflects yield as of September 30, 2025.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
SEK	– Swedish Krona
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	39.2%
HKD	20.7
JPY	9.2
EUR	8.6
CHF	5.1
SEK	4.3
GBP	3.4
NOK	2.6
KRW	2.3
BRL	2.1
CAD	2.0
AUD	0.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 158,633,224	$ 158,633,224	$ —	$ —
Money Market Funds	130,308	130,308	—	—
Repurchase Agreements	11,369,762	—	11,369,762	—
Total Investments	$170,133,294	$158,763,532	$11,369,762	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$10,797,347
Non-cash Collateral(2)	(10,797,347)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At September 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities	$11,369,762
Non-cash Collateral(3)	(11,369,762)
Net Amount	$—

(3)	At September 30, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Nasdaq Cybersecurity ETF (CIBR)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Canada — 3.0%
15,952,325	BlackBerry Ltd. (c)	$77,847,346
6,750,387	Open Text Corp. (CAD)	252,320,997
		330,168,343
	France — 4.6%
1,604,560	Thales S.A. (EUR)	502,231,519
	India — 7.4%
50,291,900	Infosys Ltd., ADR (d)	818,249,213
	Israel — 8.4%
2,189,888	Check Point Software Technologies Ltd. (c)	453,109,726
933,143	CyberArk Software Ltd. (c)	450,848,040
1,050,520	Radware Ltd. (c)	27,828,275
		931,786,041
	Japan — 1.8%
3,699,973	Trend Micro, Inc. (JPY)	202,655,992
	United Kingdom — 0.3%
13,497,726	NCC Group PLC (GBP) (d)	26,830,259
	United States — 74.3%
1,497,195	A10 Networks, Inc.	27,174,089
3,309,494	Akamai Technologies, Inc. (c)	250,727,265
2,986,947	Booz Allen Hamilton Holding Corp.	298,545,353
2,844,445	Broadcom, Inc.	938,410,850
12,243,593	Cisco Systems, Inc.	837,706,633
2,026,523	Cloudflare, Inc., Class A (c)	434,871,571
974,864	Commvault Systems, Inc. (c)	184,034,826
1,996,494	CrowdStrike Holdings, Inc., Class A (c)	979,040,728
1,176,782	F5, Inc. (c)	380,324,175
5,369,485	Fortinet, Inc. (c)	451,466,299
13,148,822	Gen Digital, Inc.	373,295,057
2,337,804	Leidos Holdings, Inc.	441,751,444
1,513,811	NetScout Systems, Inc. (c)	39,101,738
3,450,802	Okta, Inc. (c)	316,438,543
1,753,080	OneSpan, Inc.	27,856,441
4,440,011	Palo Alto Networks, Inc. (c)	904,075,040
781,071	Qualys, Inc. (c)	103,359,125
1,344,978	Rapid7, Inc. (c)	25,218,337
3,208,467	Rubrik, Inc., Class A (c)	263,896,411
1,095,406	Science Applications International Corp.	108,850,494
7,743,063	SentinelOne, Inc., Class A (c)	136,355,339
2,760,064	Tenable Holdings, Inc. (c)	80,483,466
2,618,487	Varonis Systems, Inc. (c)	150,484,448
1,526,638	Zscaler, Inc. (c)	457,472,343
		8,210,940,015
	Total Common Stocks	11,022,861,382
	(Cost $7,998,061,155)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
29,025,734	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (e)	$29,025,734
	(Cost $29,025,734)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 7.3%
$163,645,020	Bank of America Corp., 4.20% (e), dated 09/30/25, due 10/01/25, with a maturity value of $163,664,112. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/15/41 to 05/15/54. The value of the collateral including accrued interest is $166,917,920. (f)	163,645,020
239,498,250	JPMorgan Chase & Co., 4.20% (e), dated 09/30/25, due 10/01/25, with a maturity value of $239,526,191. Collateralized by U.S. Treasury Securities, interest rates of 4.13% to 4.50%, due 12/31/31 to 05/31/32. The value of the collateral including accrued interest is $244,288,219. (f)	239,498,250
See Notes to Financial Statements

First Trust Nasdaq Cybersecurity ETF (CIBR)
Portfolio of Investments (Continued)
September 30, 2025
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$143,588,196	Mizuho Financial Group, Inc., 4.20% (e), dated 09/30/25, due 10/01/25, with a maturity value of $143,604,948. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.38%, due 05/31/26 to 09/30/32. The value of the collateral including accrued interest is $146,459,996. (f)	$143,588,196
257,580,526	RBC Dominion Securities, Inc., 4.19% (e), dated 09/30/25, due 10/01/25, with a maturity value of $257,610,506. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 10/23/25 to 08/15/55. The value of the collateral including accrued interest is $262,732,143. (f)	257,580,526
	Total Repurchase Agreements	804,311,992
	(Cost $804,311,992)

	Total Investments — 107.3%	11,856,199,108
	(Cost $8,831,398,881)
	Net Other Assets and Liabilities — (7.3)%	(807,128,288)
	Net Assets — 100.0%	$11,049,070,820

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $782,427,441 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $804,311,992.

(e)	Rate shown reflects yield as of September 30, 2025.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 11,022,861,382	$ 11,022,861,382	$ —	$ —
Money Market Funds	29,025,734	29,025,734	—	—
Repurchase Agreements	804,311,992	—	804,311,992	—
Total Investments	$11,856,199,108	$11,051,887,116	$804,311,992	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$782,427,441
Non-cash Collateral(2)	(782,427,441)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At September 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
See Notes to Financial Statements

First Trust Nasdaq Cybersecurity ETF (CIBR)
Portfolio of Investments (Continued)
September 30, 2025
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities	$804,311,992
Non-cash Collateral(3)	(804,311,992)
Net Amount	$—

(3)	At September 30, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.7%
	Austria — 1.0%
342	BAWAG Group AG (EUR) (c) (d)	$44,971
139	Kontron AG (EUR) (e)	4,465
		49,436
	Bermuda — 2.1%
507	SiriusPoint Ltd. (f)	9,172
1,445	Viking Holdings Ltd. (f)	89,821
		98,993
	Canada — 0.3%
136	Topicus.com., Inc. (CAD) (f)	14,585
	Cayman Islands — 1.0%
1,203	Amer Sports, Inc. (f)	41,804
724	IHS Holding Ltd. (f)	4,938
140	MoonLake Immunotherapeutics (e) (f)	1,004
		47,746
	Cyprus — 0.2%
1,795	HeadHunter Group PLC, ADR (f) (g) (h) (i)	0
304	Theon International PLC (EUR)	11,600
		11,600
	Finland — 3.6%
13,107	Mandatum Oyj (EUR)	87,837
4,973	Puuilo Oyj (EUR)	86,644
		174,481
	France — 1.6%
8,621	Canal+ SA (GBP)	28,406
883	Exosens SAS (EUR)	44,785
2,155	Louis Hachette Group (EUR)	3,904
		77,095
	Germany — 12.8%
661	Aumovio SE (EUR) (f)	27,255
1,436	Auto1 Group SE (EUR) (f)	48,892
990	Dr. Ing hc F Porsche AG (Preference Shares) (EUR) (c) (d)	47,980
2,870	E.ON SE (EUR)	53,963
43	Friedrich Vorwerk Group SE (EUR)	4,135
376	Hensoldt AG (EUR)	48,691
3,650	IONOS Group SE (EUR) (f)	170,341
266	Jumia Technologies AG, ADR (f)	3,088
39	Pfisterer Holding SE (EUR) (f)	3,292
217	RENK Group AG (EUR)	22,321
1,476	Siemens Energy AG (EUR) (f)	172,285
432	Springer Nature AG & Co. KGaA (EUR)	11,767
		614,010
Shares	Description	Value

	Greece — 2.5%
2,018	Athens International Airport S.A. (EUR)	$24,592
9,618	Optima bank S.A. (EUR)	95,305
		119,897
	Guernsey — 2.7%
5,613	Genius Sports Ltd. (f)	69,489
4,395	Super Group SGHC Ltd.	58,014
		127,503
	Ireland — 1.8%
731	CRH PLC	87,647
	Israel — 0.6%
999	Pagaya Technologies Ltd., Class A (f)	29,660
	Italy — 8.0%
11,523	Banco BPM S.p.A. (EUR)	172,152
5,467	Lottomatica Group S.p.A. (EUR)	147,113
2,632	Stevanato Group S.p.A.	67,774
		387,039
	Jersey — 0.0%
145	Coinshares International Ltd. (SEK)	2,172
	Luxembourg — 3.5%
141	Spotify Technology S.A. (f)	98,418
10,864	Zabka Group S.A. (PLN) (f)	70,092
		168,510
	Netherlands — 8.2%
466	ATAI Life Sciences N.V. (f)	2,465
1,041	CTP N.V. (EUR) (c) (d)	23,173
938	Iveco Group N.V. (EUR)	20,213
1,315	Merus N.V. (f)	123,807
245	Newamsterdam Pharma Co. N.V. (f)	6,968
4,651	Technip Energies N.V. (EUR)	218,858
		395,484
	Norway — 5.6%
1,605	DOF Group ASA (NOK)	15,785
1,358	Gjensidige Forsikring ASA (NOK)	39,816
415	Hoegh Autoliners ASA (NOK)	4,450
652	LINK Mobility Group Holding ASA (NOK) (f)	1,937
139	NORBIT ASA (NOK)	2,566
10,349	Norconsult Norge A/S (NOK)	49,258
3,264	Orkla ASA (NOK)	34,081
748	Public Property Invest A/S (NOK)	1,758
2,213	SATS ASA (NOK)	8,404
218	Sentia A/S (NOK) (f)	1,429
1,632	SpareBank 1 Sor-Norge ASA (NOK)	29,076
See Notes to Financial Statements

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments (Continued)
September 30, 2025
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Norway (Continued)
3,716	Telenor ASA (NOK)	$61,589
5,424	Var Energi ASA (NOK)	18,099
		268,248
	Poland — 0.6%
513	Diagnostyka S.A., Series D/E/F (PLN)	26,845
	South Africa — 2.6%
1,729	Valterra Platinum Ltd. (GBP)	123,242
	Spain — 3.8%
32,746	Banco de Sabadell S.A. (EUR)	126,870
2,190	Cirsa Enterprises S.A. (EUR) (f)	39,879
706	Corp ACCIONA Energias Renovables S.A. (EUR)	18,269
		185,018
	Sweden — 6.7%
183	Ambea AB (SEK) (c) (d)	2,642
170	Apotea AB (SEK) (f)	1,618
416	Asker Healthcare Group AB (SEK) (f)	3,765
192	BioArctic AB (SEK) (c) (d) (f)	6,077
130	Camurus AB (SEK) (f)	9,404
109	Enity Holding AB (SEK) (f)	1,007
594	Intea Fastigheter AB (SEK)	4,385
334	Medicover AB, Class B (SEK)	9,189
102	Mildef Group AB (SEK)	2,202
5,483	Nordnet AB publ (SEK)	158,997
3,272	Scandic Hotels Group AB (SEK) (c) (d)	30,897
435	Sveafastigheter AB (SEK) (f)	1,871
2,249	Synsam AB (SEK)	13,760
4,538	Tele2 AB, Class B (SEK)	77,390
		323,204
	Switzerland — 15.8%
1,437	Accelleron Industries AG (CHF)	120,856
1,034	Galderma Group AG (CHF)	179,640
37	Geberit AG (CHF)	27,757
739	Holcim AG (CHF)	62,514
1,912	Sandoz Group AG (CHF)	113,296
1,683	SMG Swiss Marketplace Group AG (CHF) (c) (d) (f)	95,815
4,889	Sportradar Group AG, Class A (f)	131,514
528	Sunrise Communications AG, Class A (CHF)	31,187
		762,579
	United Kingdom — 11.9%
4,000	Aberdeen Group PLC (GBP)	10,625
880	AJ Bell PLC (GBP)	6,409
1,381	ARM Holdings PLC, ADR (f)	195,398
Shares	Description	Value

	United Kingdom (Continued)
2,861	Dowlais Group PLC (GBP)	$3,074
2,102	Endeavour Mining PLC (CAD)	88,297
8,752	Haleon PLC (GBP)	39,125
537	HBX Group International PLC (EUR) (f)	4,533
2,820	Informa PLC (GBP)	34,801
5,390	Ithaca Energy PLC (GBP)	14,280
781	Klarna Group PLC (f)	28,624
5,225	M&G PLC (GBP)	17,778
155	Marex Group PLC	5,211
311	Metlen Energy & Metals PLC (EUR) (f)	17,289
4,422	Serco Group PLC (GBP)	14,083
6,755	Wise PLC, Class A (GBP) (f)	94,028
		573,555
	United States — 2.8%
4,684	Gen Digital, Inc.	132,979
	Total Common Stocks	4,801,528
	(Cost $3,960,118)
MONEY MARKET FUNDS — 0.1%
6,506	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (j)	6,506
	(Cost $6,506)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.1%
$983	Bank of America Corp., 4.20% (j), dated 09/30/25, due 10/01/25, with a maturity value of $983. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/15/41 to 05/15/54. The value of the collateral including accrued interest is $1,003. (k)	983
1,438	JPMorgan Chase & Co., 4.20% (j), dated 09/30/25, due 10/01/25, with a maturity value of $1,438. Collateralized by U.S. Treasury Securities, interest rates of 4.13% to 4.50%, due 12/31/31 to 05/31/32. The value of the collateral including accrued interest is $1,467. (k)	1,438
See Notes to Financial Statements

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments (Continued)
September 30, 2025
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$865	Mizuho Financial Group, Inc., 4.20% (j), dated 09/30/25, due 10/01/25, with a maturity value of $865. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.38%, due 05/31/26 to 09/30/32. The value of the collateral including accrued interest is $882. (k)	$865
1,549	RBC Dominion Securities, Inc., 4.19% (j), dated 09/30/25, due 10/01/25, with a maturity value of $1,549. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 10/23/25 to 08/15/55. The value of the collateral including accrued interest is $1,580. (k)	1,549
	Total Repurchase Agreements	4,835
	(Cost $4,835)

	Total Investments — 99.9%	4,812,869
	(Cost $3,971,459)
	Net Other Assets and Liabilities — 0.1%	2,459
	Net Assets — 100.0%	$4,815,328

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $4,693 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $4,835.

(f)	Non-income producing security.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2025, securities
noted as such are valued at $0 or 0.0% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(j)	Rate shown reflects yield as of September 30, 2025.
(k)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
PLN	– Polish Zloty
SEK	– Swedish Krona
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
EUR	37.5%
USD	24.9
CHF	13.1
GBP	8.0
SEK	6.8
NOK	5.6
CAD	2.1
PLN	2.0
Total	100.0%
See Notes to Financial Statements

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments (Continued)
September 30, 2025

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cyprus	$ 11,600	$ 11,600	$ —	$ —**
Other Country Categories*	4,789,928	4,789,928	—	—
Money Market Funds	6,506	6,506	—	—
Repurchase Agreements	4,835	—	4,835	—
Total Investments	$4,812,869	$4,808,034	$4,835	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$4,693
Non-cash Collateral(2)	(4,693)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At September 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities	$4,835
Non-cash Collateral(3)	(4,835)
Net Amount	$—

(3)	At September 30, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Dow Jones International Internet ETF (FDNI)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
COMMON STOCKS (a) (b) — 96.9%
	Australia — 2.2%
13,780	CAR Group Ltd. (AUD)	$335,368
1,848	REA Group Ltd. (AUD)	282,545
7,743	WiseTech Global Ltd. (AUD)	462,399
		1,080,312
	Canada — 10.5%
3,074	Descartes Systems Group (The), Inc. (CAD) (c)	289,442
32,322	Shopify, Inc., Class A (CAD) (c)	4,801,967
		5,091,409
	Cayman Islands — 50.3%
251,223	Alibaba Group Holding Ltd. (HKD)	5,714,053
81,239	Baidu, Inc., Class A (HKD) (c)	1,390,530
2,183	Futu Holdings Ltd., ADR	379,646
37,600	JD Health International, Inc. (HKD) (c) (d) (e)	321,308
106,001	JD.com, Inc., Class A (HKD)	1,886,563
102,454	Kuaishou Technology (HKD) (d) (e)	1,113,809
158,735	Meituan, Class B (HKD) (c) (d) (e)	2,131,575
63,318	NetEase, Inc. (HKD)	1,926,728
16,956	PDD Holdings, Inc., ADR (c)	2,241,075
10,736	Sea Ltd., ADR (c)	1,918,845
56,628	Tencent Holdings Ltd. (HKD)	4,824,544
18,127	Tencent Music Entertainment Group, ADR	423,084
7,949	Vipshop Holdings Ltd., ADR	156,118
		24,427,878
	Germany — 1.6%
7,846	Delivery Hero SE (EUR) (c) (d) (e)	224,856
2,731	Scout24 SE (EUR) (d) (e)	341,796
7,647	Zalando SE (EUR) (c) (d) (e)	233,517
		800,169
	Isle Of Man — 0.6%
23,486	Entain PLC (GBP)	276,001
	Israel — 0.7%
2,042	Wix.com Ltd. (c)	362,720
	Japan — 2.0%
87,576	LY Corp. (JPY)	281,941
14,682	Nexon Co., Ltd. (JPY)	322,362
55,573	Rakuten Group, Inc. (JPY) (c)	360,716
		965,019
	Luxembourg — 7.4%
26,235	Allegro.eu S.A. (PLN) (c) (d) (e)	256,926
4,815	Spotify Technology S.A. (c)	3,360,870
		3,617,796
Shares	Description	Value

	Netherlands — 9.1%
1,294	Adyen N.V. (EUR) (c) (d) (e)	$2,073,742
33,056	Prosus N.V. (EUR)	2,326,242
		4,399,984
	New Zealand — 1.3%
6,073	Xero Ltd. (AUD) (c)	632,914
	South Africa — 4.7%
6,243	Naspers Ltd., Class N (ZAR)	2,261,029
	South Korea — 3.5%
10,836	Kakao Corp. (KRW)	460,301
1,077	Krafton, Inc. (KRW) (c)	224,527
5,239	NAVER Corp. (KRW)	1,002,581
		1,687,409
	Switzerland — 0.6%
387	Swissquote Group Holding S.A. (CHF)	270,057
	Taiwan — 0.5%
9,182	International Games System Co., Ltd. (TWD)	237,097
	United Kingdom — 1.9%
31,551	Auto Trader Group PLC (GBP) (d) (e)	334,456
25,639	Rightmove PLC (GBP)	244,339
25,556	Wise PLC, Class A (GBP) (c)	355,732
		934,527
	Total Common Stocks	47,044,321
	(Cost $38,962,653)
MONEY MARKET FUNDS — 0.1%
25,340	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (f)	25,340
	(Cost $25,340)

	Total Investments — 97.0%	47,069,661
	(Cost $38,987,993)
	Net Other Assets and Liabilities — 3.0%	1,456,338
	Net Assets — 100.0%	$48,525,999

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
See Notes to Financial Statements

First Trust Dow Jones International Internet ETF (FDNI)
Portfolio of Investments (Continued)
September 30, 2025
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of September 30, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
PLN	– Polish Zloty
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
HKD	41.0%
USD	18.8
EUR	11.1
CAD	10.8
ZAR	4.8
AUD	3.6
KRW	3.6
GBP	2.6
JPY	2.1
CHF	0.6
PLN	0.5
TWD	0.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 47,044,321	$ 47,044,321	$ —	$ —
Money Market Funds	25,340	25,340	—	—
Total Investments	$47,069,661	$47,069,661	$—	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
COMMON STOCKS (a) (b) — 100.1%
	Bermuda — 1.6%
597	Credicorp Ltd.	$158,969
	Brazil — 12.7%
23,085	Ambev S.A. (BRL)	52,440
28,321	B3 S.A. - Brasil Bolsa Balcao (BRL)	71,305
34,085	Banco Bradesco S.A. (Preference Shares) (BRL)	113,291
10,966	Banco do Brasil S.A. (BRL)	45,514
19,642	Banco Santander Brasil S.A. (BRL)	108,502
7,329	Centrais Eletricas Brasileiras S.A. (BRL)	72,322
30,163	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	221,423
32,189	Itausa S.A. (Preference Shares) (BRL)	69,371
44,537	Petroleo Brasileiro S.A. - Petrobras (Preference Shares) (BRL)	263,260
15,181	Vale S.A. (BRL)	164,239
10,383	WEG S.A. (BRL)	71,382
		1,253,049
	Hungary — 2.5%
2,830	OTP Bank Nyrt (HUF)	244,421
	India — 11.5%
836	Adani Ports & Special Economic Zone Ltd. (INR)	13,215
474	Asian Paints Ltd. (INR)	12,546
253	Avenue Supermarts Ltd. (INR) (c) (d) (e)	12,752
3,036	Axis Bank Ltd. (INR)	38,693
117	Bajaj Auto Ltd. (INR)	11,436
2,634	Bajaj Finance Ltd. (INR)	29,633
557	Bajaj Finserv Ltd. (INR)	12,587
3,804	Bharat Electronics Ltd. (INR)	17,307
2,500	Bharti Airtel Ltd. (INR)	52,890
588	Cipla Ltd. (INR)	9,956
7,687	Eternal Ltd. (INR) (d)	28,181
366	Grasim Industries Ltd. (INR)	11,364
1,005	HCL Technologies Ltd. (INR)	15,678
15,143	HDFC Bank Ltd. (INR)	162,194
1,423	Hindalco Industries Ltd. (INR)	12,212
838	Hindustan Unilever Ltd. (INR)	23,731
7,102	ICICI Bank Ltd. (INR)	107,823
3,323	Infosys Ltd. (INR)	53,961
186	InterGlobe Aviation Ltd. (INR) (c) (e)	11,720
7,464	ITC Ltd. (INR)	33,756
914	JSW Steel Ltd. (INR)	11,763
Shares	Description	Value

	India (Continued)
1,426	Kotak Mahindra Bank Ltd. (INR)	$32,004
1,040	Larsen & Toubro Ltd. (INR)	42,859
913	Mahindra & Mahindra Ltd. (INR)	35,239
131	Maruti Suzuki India Ltd. (INR)	23,649
4,485	NTPC Ltd. (INR)	17,197
4,697	Power Grid Corp. of India Ltd. (INR)	14,825
6,400	Reliance Industries Ltd. (INR)	98,319
29	Shree Cement Ltd. (INR)	9,558
1,382	Shriram Finance Ltd. (INR)	9,590
3,288	State Bank of India (INR)	32,308
1,104	Sun Pharmaceutical Industries Ltd. (INR)	19,824
920	Tata Consultancy Services Ltd. (INR)	29,929
2,150	Tata Motors Ltd. (INR)	16,471
7,919	Tata Steel Ltd. (INR)	15,052
579	Tech Mahindra Ltd. (INR)	9,131
389	Titan Co., Ltd. (INR)	14,751
217	Trent Ltd. (INR)	11,432
123	UltraTech Cement Ltd. (INR)	16,931
		1,132,467
	Mexico — 15.4%
280,095	America Movil S.A.B. de C.V., Series B (MXN)	293,195
21,205	Fomento Economico Mexicano S.A.B. de C.V., Series UBD (MXN)	209,103
29,088	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	293,016
63,479	Grupo Mexico S.A.B. de C.V., Series B (MXN)	553,628
51,796	Wal-Mart de Mexico S.A.B. de C.V. (MXN)	159,997
		1,508,939
	Poland — 5.8%
2,944	Bank Polska Kasa Opieki S.A. (PLN)	141,504
8,155	ORLEN S.A. (PLN)	194,123
12,024	Powszechna Kasa Oszczednosci Bank Polski S.A. (PLN)	233,159
		568,786
	South Africa — 13.7%
661	Capitec Bank Holdings Ltd. (ZAR)	132,966
41,469	FirstRand Ltd. (ZAR)	186,479
6,987	Gold Fields Ltd. (ZAR)	294,971
13,771	MTN Group Ltd. (ZAR)	115,622
See Notes to Financial Statements

First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Portfolio of Investments (Continued)
September 30, 2025
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Africa (Continued)
1,323	Naspers Ltd., Class N (ZAR)	$479,151
10,259	Standard Bank Group Ltd. (ZAR)	140,424
		1,349,613
	South Korea — 17.3%
95	Alteogen, Inc. (KRW) (d)	31,011
349	Celltrion, Inc. (KRW)	43,132
644	Hana Financial Group, Inc. (KRW)	40,025
69	Hanwha Aerospace Co., Ltd. (KRW)	54,440
133	Hyundai Mobis Co., Ltd. (KRW)	28,296
425	Hyundai Motor Co. (KRW)	65,126
838	KB Financial Group, Inc. (KRW)	68,985
536	Kia Corp. (KRW)	38,470
330	NAVER Corp. (KRW)	63,152
169	POSCO Holdings, Inc. (KRW)	33,245
34	Samsung Biologics Co., Ltd. (KRW) (c) (d) (e)	24,160
14,297	Samsung Electronics Co., Ltd. (KRW)	854,936
1,079	Shinhan Financial Group Co., Ltd. (KRW)	54,448
1,236	SK Hynix, Inc. (KRW)	306,126
		1,705,552
	Taiwan — 16.7%
4,276	ASE Technology Holding Co., Ltd. (TWD)	23,009
868	Asustek Computer, Inc. (TWD)	19,110
11,282	Cathay Financial Holding Co., Ltd. (TWD)	24,283
5,549	Chunghwa Telecom Co., Ltd. (TWD)	24,306
22,397	CTBC Financial Holding Co., Ltd. (TWD)	31,525
2,416	Delta Electronics, Inc. (TWD)	67,697
18,660	E.Sun Financial Holding Co., Ltd. (TWD)	20,418
2,298	Evergreen Marine Corp. Taiwan Ltd. (TWD)	13,496
15,067	First Financial Holding Co., Ltd. (TWD)	14,757
10,202	Fubon Financial Holding Co., Ltd. (TWD)	29,557
15,388	Hon Hai Precision Industry Co., Ltd. (TWD)	109,056
1,811	MediaTek, Inc. (TWD)	78,137
14,887	Mega Financial Holding Co., Ltd. (TWD)	20,759
Shares	Description	Value

	Taiwan (Continued)
728	Novatek Microelectronics Corp. (TWD)	$10,187
3,486	Quanta Computer, Inc. (TWD)	33,170
24,866	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	1,064,707
5,970	Uni-President Enterprises Corp. (TWD)	15,357
15,191	United Microelectronics Corp. (TWD)	22,703
16,623	Yuanta Financial Holding Co., Ltd. (TWD)	19,008
		1,641,242
	United Kingdom — 2.9%
4,000	Anglogold Ashanti PLC (ZAR)	281,072
	Total Common Stocks	9,844,110
	(Cost $7,125,345)
MONEY MARKET FUNDS — 0.2%
22,881	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (f)	22,881
	(Cost $22,881)

	Total Investments — 100.3%	9,866,991
	(Cost $7,148,226)
	Net Other Assets and Liabilities — (0.3)%	(28,701)
	Net Assets — 100.0%	$9,838,290

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	Non-income producing security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of September 30, 2025.

See Notes to Financial Statements

First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Portfolio of Investments (Continued)
September 30, 2025
Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
HUF	– Hungarian Forint
INR	– Indian Rupee
KRW	– South Korean Won
MXN	– Mexican Peso
PLN	– Polish Zloty
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
KRW	17.3%
TWD	16.6
ZAR	16.5
MXN	15.3
BRL	12.7
INR	11.5
PLN	5.8
HUF	2.5
USD	1.8
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 9,844,110	$ 9,844,110	$ —	$ —
Money Market Funds	22,881	22,881	—	—
Total Investments	$9,866,991	$9,866,991	$—	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Emerging Markets Human Flourishing ETF (FTHF)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.7%
	Brazil — 13.6%
251,126	B3 S.A. - Brasil Bolsa Balcao (BRL)	$632,268
30,291	BB Seguridade Participacoes S.A. (BRL)	189,295
49,540	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	1,230,251
262,479	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	549,888
267,452	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	1,963,333
285,423	Itausa S.A. (Preference Shares) (BRL)	615,116
83,987	PRIO S.A. (BRL) (c)	601,705
201,283	WEG S.A. (BRL)	1,383,803
		7,165,659
	Cayman Islands — 0.2%
914	Alchip Technologies Ltd. (TWD)	103,911
	Chile — 1.0%
2,009,878	Banco de Chile (CLP)	305,193
2,874,491	Banco Santander Chile (CLP)	190,391
		495,584
	Colombia — 0.8%
32,711	Grupo Cibest S.A. (Preference Shares) (COP)	426,028
	Czech Republic — 2.4%
17,453	CEZ A/S (CZK)	1,083,311
3,502	Komercni Banka A/S (CZK)	175,483
		1,258,794
	Greece — 1.9%
113,061	Eurobank Ergasias Services and Holdings S.A. (EUR)	435,651
38,936	National Bank of Greece S.A. (EUR)	565,241
		1,000,892
	Mexico — 8.3%
40,564	Arca Continental S.A.B. de C.V. (MXN)	425,320
54,098	Coca-Cola Femsa S.A.B. de C.V. (MXN)	448,860
13,979	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (MXN)	451,433
134,002	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	1,349,861
555,430	Wal-Mart de Mexico S.A.B. de C.V. (MXN)	1,715,711
		4,391,185
Shares	Description	Value

	Philippines — 2.7%
128,170	Bank of the Philippine Islands (PHP)	$253,257
122,598	BDO Unibank, Inc. (PHP)	279,953
112,160	International Container Terminal Services, Inc. (PHP)	908,843
		1,442,053
	Poland — 7.0%
9,758	Bank Polska Kasa Opieki S.A. (PLN)	469,020
51,726	Dino Polska S.A. (PLN) (c) (d) (e)	622,622
14,756	KGHM Polska Miedz S.A. (PLN) (c)	649,570
113	LPP S.A. (PLN)	549,665
39,855	Powszechna Kasa Oszczednosci Bank Polski S.A. (PLN)	772,834
26,411	Powszechny Zaklad Ubezpieczen S.A. (PLN)	395,004
1,794	Santander Bank Polska S.A. (PLN)	233,366
		3,692,081
	South Africa — 17.3%
36,464	Absa Group Ltd. (ZAR)	382,355
3,731	Capitec Bank Holdings Ltd. (ZAR)	750,521
24,078	Clicks Group Ltd. (ZAR)	491,375
233,950	FirstRand Ltd. (ZAR)	1,052,030
72,205	Gold Fields Ltd. (ZAR)	3,048,289
96,510	Impala Platinum Holdings Ltd. (ZAR)	1,232,500
21,903	Nedbank Group Ltd. (ZAR)	270,775
58,546	OUTsurance Group Ltd. (ZAR)	243,066
76,655	Sanlam Ltd. (ZAR)	371,024
57,875	Standard Bank Group Ltd. (ZAR)	792,187
63,918	Vodacom Group Ltd. (ZAR)	493,320
		9,127,442
	South Korea — 23.7%
2,837	Celltrion, Inc. (KRW)	350,619
5,241	Hana Financial Group, Inc. (KRW)	325,730
558	Hanwha Aerospace Co., Ltd. (KRW)	440,259
403	HD Hyundai Electric Co., Ltd. (KRW)	167,169
862	HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (KRW)	252,508
1,085	Hyundai Mobis Co., Ltd. (KRW)	230,835
5,827	Kakao Corp. (KRW)	247,524
6,816	KB Financial Group, Inc. (KRW)	561,098
See Notes to Financial Statements

First Trust Emerging Markets Human Flourishing ETF (FTHF)
Portfolio of Investments (Continued)
September 30, 2025
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
4,360	Kia Corp. (KRW)	$312,927
651	Krafton, Inc. (KRW) (c)	135,717
2,681	NAVER Corp. (KRW)	513,060
274	Samsung Biologics Co., Ltd. (KRW) (c) (d) (e)	194,703
1,007	Samsung Electro-Mechanics Co., Ltd. (KRW)	138,879
81,198	Samsung Electronics Co., Ltd. (KRW)	4,855,502
654	Samsung Fire & Marine Insurance Co., Ltd. (KRW)	210,457
1,427	Samsung Life Insurance Co., Ltd. (KRW)	159,273
8,781	Shinhan Financial Group Co., Ltd. (KRW)	443,102
10,059	SK Hynix, Inc. (KRW)	2,491,360
1,627	SK Square Co., Ltd. (KRW) (c)	233,663
12,453	Woori Financial Group, Inc. (KRW)	230,323
		12,494,708
	Taiwan — 20.8%
6,087	Accton Technology Corp. (TWD)	208,705
5,758	Advantech Co., Ltd. (TWD)	60,267
3,441	Asia Vital Components Co., Ltd. (TWD)	110,756
8,339	Asustek Computer, Inc. (TWD)	183,590
108,351	Cathay Financial Holding Co., Ltd. (TWD)	233,212
92,759	Chang Hwa Commercial Bank Ltd. (TWD)	59,804
51,780	Compal Electronics, Inc. (TWD)	55,045
215,088	CTBC Financial Holding Co., Ltd. (TWD)	302,752
23,204	Delta Electronics, Inc. (TWD)	650,181
9,681	E Ink Holdings, Inc. (TWD)	76,392
179,206	E.Sun Financial Holding Co., Ltd. (TWD)	196,093
841	eMemory Technology, Inc. (TWD)	55,601
50,258	Eva Airways Corp. (TWD)	62,827
144,702	First Financial Holding Co., Ltd. (TWD)	141,720
97,980	Fubon Financial Holding Co., Ltd. (TWD)	283,865
6,609	Gigabyte Technology Co., Ltd. (TWD)	64,837
124,138	Hua Nan Financial Holdings Co., Ltd. (TWD)	120,562
3,160	International Games System Co., Ltd. (TWD)	81,597
Shares	Description	Value

	Taiwan (Continued)
205,965	KGI Financial Holding Co., Ltd. (TWD)	$101,030
986	Largan Precision Co., Ltd. (TWD)	76,025
27,196	Lite-On Technology Corp. (TWD)	153,924
17,389	MediaTek, Inc. (TWD)	750,264
142,966	Mega Financial Holding Co., Ltd. (TWD)	199,359
6,989	Novatek Microelectronics Corp. (TWD)	97,802
23,206	Pegatron Corp. (TWD)	53,907
3,652	PharmaEssentia Corp. (TWD)	61,709
33,480	Quanta Computer, Inc. (TWD)	318,564
5,784	Realtek Semiconductor Corp. (TWD)	104,377
46,315	Shanghai Commercial & Savings Bank (The) Ltd. (TWD)	63,900
141,166	SinoPac Financial Holdings Co., Ltd. (TWD)	115,793
132,790	Taiwan Cooperative Financial Holding Co., Ltd. (TWD)	107,398
116,149	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	4,973,241
147,857	TS Financial Holding Co., Ltd. (TWD)	87,323
145,888	United Microelectronics Corp. (TWD)	218,033
34,024	Wistron Corp. (TWD)	156,847
1,186	Wiwynn Corp. (TWD)	128,998
29,365	Yang Ming Marine Transport Corp. (TWD)	51,065
159,642	Yuanta Financial Holding Co., Ltd. (TWD)	182,542
		10,949,907
	Total Common Stocks	52,548,244
	(Cost $39,013,457)
MONEY MARKET FUNDS — 0.1%
23,346	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (f)	23,346
	(Cost $23,346)

	Total Investments — 99.8%	52,571,590
	(Cost $39,036,803)
	Net Other Assets and Liabilities — 0.2%	117,512
	Net Assets — 100.0%	$52,689,102

See Notes to Financial Statements

First Trust Emerging Markets Human Flourishing ETF (FTHF)
Portfolio of Investments (Continued)
September 30, 2025
(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of September 30, 2025.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
COP	– Colombian Peso
CZK	– Czech Koruna
EUR	– Euro
KRW	– South Korean Won
MXN	– Mexican Peso
PHP	– Philippine Peso
PLN	– Polish Zloty
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
KRW	23.8%
TWD	21.0
ZAR	17.4
BRL	13.6
MXN	8.4
PLN	7.0
PHP	2.7
CZK	2.4
EUR	1.9
CLP	0.9
COP	0.8
USD	0.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 52,548,244	$ 52,548,244	$ —	$ —
Money Market Funds	23,346	23,346	—	—
Total Investments	$52,571,590	$52,571,590	$—	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Assets and Liabilities
September 30, 2025

	First Trust STOXX® European Select Dividend Index Fund (FDD)	First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)	First Trust Dow Jones Global Select Dividend Index Fund (FGD)
ASSETS:
Investments, at value	$658,810,385	$15,443,891	$888,730,063
Repurchase agreements, at value	—	—	—
Total investments, at value	658,810,385	15,443,891	888,730,063
Cash	—	—	—
Foreign currency, at value	656,430	81	51,857
Due from authorized participant	—	—	—
Receivables:
Investment securities sold	13,173,300	—	—
Reclaims	2,043,311	13,405	2,484,673
Dividends	756,407	87,392	3,693,453
Capital shares sold	—	—	10,032,332
Securities lending income	—	—	—
Prepaid expenses	1,730	—	1,730
Total Assets	675,441,563	15,544,769	904,994,108

LIABILITIES:
Due to custodian foreign currency	—	—	—
Due to authorized participant	357,486	—	525,049
Payables:
Capital shares redeemed	12,875,652	—	—
Investment advisory fees	222,626	7,684	292,178
Licensing fees	161,414	—	137,178
Audit and tax fees	41,275	—	46,447
Shareholder reporting fees	13,290	—	22,225
Trustees’ fees	77	—	386
Investment securities purchased	—	—	9,457,467
Deferred foreign capital gains tax	—	—	—
Collateral for securities on loan	—	—	—
Other liabilities	276,294	—	475,484
Total Liabilities	13,948,114	7,684	10,956,414
NET ASSETS	$661,493,449	$15,537,085	$894,037,694

NET ASSETS consist of:
Paid-in capital	$660,606,426	$23,427,589	$985,369,201
Par value	410,533	3,916	312,000
Accumulated distributable earnings (loss)	476,490	(7,894,420)	(91,643,507)
NET ASSETS	$661,493,449	$15,537,085	$894,037,694
NET ASSET VALUE, per share	$16.11	$39.68	$28.66
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	41,053,334	391,608	31,200,002
Investments, at cost	$572,460,673	$15,457,153	$741,428,621
Repurchase agreements, at cost	$—	$—	$—
Total investments, at cost	$572,460,673	$15,457,153	$741,428,621
Foreign currency, at cost (proceeds)	$658,124	$75	$51,838
Securities on loan, at value	$—	$—	$—
See Notes to Financial Statements

First Trust Global Wind Energy ETF (FAN)	First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)	First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)	First Trust Indxx Global Natural Resources Income ETF (FTRI)	First Trust Indxx Global Agriculture ETF (FTAG)

$182,802,412	$15,102,882	$3,888,525,247	$105,564,527	$6,250,420
25,626,286	43	14,563,042	899,049	—
208,428,698	15,102,925	3,903,088,289	106,463,576	6,250,420
—	—	—	—	—
93,697	—	477,464	6,355	1,087
—	—	5,433,176	—	—

—	—	—	33,486	—
202,684	—	1,999,124	24,799	21,043
110,399	9,030	2,152,397	279,627	3,277
—	—	22,471,571	—	—
20,816	3	20,429	1,322	—
1,730	—	1,019	—	—
208,858,024	15,111,958	3,935,643,469	106,809,165	6,275,827

—	—	—	—	—
—	—	—	—	—

—	—	—	—	—
77,558	7,920	1,151,795	60,244	3,652
46,217	—	707,740	—	—
52,383	—	40,703	—	—
18,459	—	56,520	—	—
157	—	430	—	—
417,781	—	29,429,563	—	—
—	—	—	57,149	70,271
25,626,286	43	14,563,042	899,049	—
44,975	—	467,322	—	—
26,283,816	7,963	46,417,115	1,016,442	73,923
$182,574,208	$15,103,995	$3,889,226,354	$105,792,723	$6,201,904

$285,418,576	$19,722,387	$3,300,960,010	$202,321,212	$29,155,748
95,000	2,000	258,000	69,500	2,399
(102,939,368)	(4,620,392)	588,008,344	(96,597,989)	(22,956,243)
$182,574,208	$15,103,995	$3,889,226,354	$105,792,723	$6,201,904
$19.22	$75.52	$150.75	$15.22	$25.85
9,500,002	200,002	25,800,002	6,950,002	239,928
$189,249,126	$11,415,688	$3,123,503,517	$97,113,453	$7,348,218
$25,626,286	$43	$14,563,042	$899,049	$—
$214,875,412	$11,415,731	$3,138,066,559	$98,012,502	$7,348,218
$93,695	$—	$477,350	$6,359	$1,088
$20,948,144	$—	$13,825,528	$842,515	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Assets and Liabilities (Continued)
September 30, 2025

	First Trust Indxx NextG ETF (NXTG)	First Trust S-Network Future Vehicles & Technology ETF (CARZ)	First Trust Cloud Computing ETF (SKYY)
ASSETS:
Investments, at value	$409,235,688	$32,668,087	$3,215,607,268
Repurchase agreements, at value	12,749,278	1,701,253	46,973
Total investments, at value	421,984,966	34,369,340	3,215,654,241
Cash	—	—	19,605
Foreign currency, at value	17,945	27	—
Due from authorized participant	—	—	—
Receivables:
Investment securities sold	17,453	—	—
Reclaims	236,883	11,896	709,768
Dividends	755,450	35,208	529,150
Capital shares sold	—	—	—
Securities lending income	24,719	5,403	6,600
Prepaid expenses	—	—	—
Total Assets	423,037,416	34,421,874	3,216,919,364

LIABILITIES:
Due to custodian foreign currency	—	—	—
Due to authorized participant	—	—	—
Payables:
Capital shares redeemed	—	—	—
Investment advisory fees	233,013	18,073	1,561,883
Licensing fees	—	—	—
Audit and tax fees	—	—	—
Shareholder reporting fees	—	—	—
Trustees’ fees	—	—	—
Investment securities purchased	—	—	10,088,916
Deferred foreign capital gains tax	211,075	—	—
Collateral for securities on loan	12,749,278	1,701,253	46,973
Other liabilities	—	—	—
Total Liabilities	13,193,366	1,719,326	11,697,772
NET ASSETS	$409,844,050	$32,702,548	$3,205,221,592

NET ASSETS consist of:
Paid-in capital	$339,630,983	$44,840,154	$3,832,820,664
Par value	39,500	4,500	238,500
Accumulated distributable earnings (loss)	70,173,567	(12,142,106)	(627,837,572)
NET ASSETS	$409,844,050	$32,702,548	$3,205,221,592
NET ASSET VALUE, per share	$103.76	$72.67	$134.39
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	3,950,002	450,002	23,850,002
Investments, at cost	$330,988,238	$25,047,860	$2,443,770,374
Repurchase agreements, at cost	$12,749,278	$1,701,253	$46,973
Total investments, at cost	$343,737,516	$26,749,113	$2,443,817,347
Foreign currency, at cost (proceeds)	$17,964	$26	$—
Securities on loan, at value	$12,279,576	$1,629,087	$—
See Notes to Financial Statements

First Trust International Equity Opportunities ETF (FPXI)	First Trust Nasdaq Cybersecurity ETF (CIBR)	First Trust IPOX® Europe Equity Opportunities ETF (FPXE)	First Trust Dow Jones International Internet ETF (FDNI)	First Trust Bloomberg Emerging Market Democracies ETF (EMDM)

$158,763,532	$11,051,887,116	$4,808,034	$47,069,661	$9,866,991
11,369,762	804,311,992	4,835	—	—
170,133,294	11,856,199,108	4,812,869	47,069,661	9,866,991
—	—	—	—	—
111	—	—	—	1,151
—	—	—	—	—

—	—	—	1,468,636	—
171,205	490,466	6,358	326	684
57,892	113,588	3,683	12,192	17,986
—	—	—	—	—
23,681	1,708,774	7	—	—
—	—	—	—	—
170,386,183	11,858,511,936	4,822,917	48,550,815	9,886,812

—	—	—	—	—
—	—	—	—	—

—	—	—	—	—
90,373	5,129,124	2,754	24,816	5,866
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	42,656
11,369,762	804,311,992	4,835	—	—
—	—	—	—	—
11,460,135	809,441,116	7,589	24,816	48,522
$158,926,048	$11,049,070,820	$4,815,328	$48,525,999	$9,838,290

$456,808,034	$8,709,599,529	$7,517,393	$63,232,558	$7,395,896
26,500	1,454,000	1,500	12,500	3,500
(297,908,486)	2,338,017,291	(2,703,565)	(14,719,059)	2,438,894
$158,926,048	$11,049,070,820	$4,815,328	$48,525,999	$9,838,290
$59.97	$75.99	$32.10	$38.82	$28.11
2,650,002	145,400,002	150,002	1,250,002	350,002
$117,209,015	$8,027,086,889	$3,966,624	$38,987,993	$7,148,226
$11,369,762	$804,311,992	$4,835	$—	$—
$128,578,777	$8,831,398,881	$3,971,459	$38,987,993	$7,148,226
$109	$—	$—	$—	$1,152
$10,797,347	$782,427,441	$4,693	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Assets and Liabilities (Continued)
September 30, 2025

First Trust Emerging Markets Human Flourishing ETF (FTHF)
ASSETS:
Investments, at value	$52,571,590
Repurchase agreements, at value	—
Total investments, at value	52,571,590
Cash	—
Foreign currency, at value	—
Due from authorized participant	—
Receivables:
Investment securities sold	27,770
Reclaims	13,969
Dividends	126,053
Capital shares sold	—
Securities lending income	—
Prepaid expenses	—
Total Assets	52,739,382

LIABILITIES:
Due to custodian foreign currency	17,487
Due to authorized participant	—
Payables:
Capital shares redeemed	—
Investment advisory fees	31,619
Licensing fees	—
Audit and tax fees	—
Shareholder reporting fees	—
Trustees’ fees	—
Investment securities purchased	—
Deferred foreign capital gains tax	—
Collateral for securities on loan	—
Other liabilities	1,174
Total Liabilities	50,280
NET ASSETS	$52,689,102

NET ASSETS consist of:
Paid-in capital	$40,791,710
Par value	18,000
Accumulated distributable earnings (loss)	11,879,392
NET ASSETS	$52,689,102
NET ASSET VALUE, per share	$29.27
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,800,002
Investments, at cost	$39,036,803
Repurchase agreements, at cost	$—
Total investments, at cost	$39,036,803
Foreign currency, at cost (proceeds)	$(17,487)
Securities on loan, at value	$—
See Notes to Financial Statements

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First Trust Exchange-Traded Fund II
Statements of Operations
For the Year Ended September 30, 2025

	First Trust STOXX® European Select Dividend Index Fund (FDD)	First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)	First Trust Dow Jones Global Select Dividend Index Fund (FGD)
INVESTMENT INCOME:
Dividends	$25,056,100	$560,372	$41,926,095
Securities lending income (net of fees)	—	—	—
Foreign withholding tax	(572,659)	(25,759)	(1,735,982)
Total investment income	24,483,441	534,613	40,190,113

EXPENSES:
Investment advisory fees	1,359,850	98,650 (a)	2,651,570
Licensing fees	196,282	—	372,208
Accounting and administration fees	160,072	—	306,358
Audit and tax fees	42,229	—	47,419
Shareholder reporting fees	32,048	—	40,877
Custodian fees	26,318	—	111,261
Registration and filing fees	26,254	—	12,160
Transfer agent fees	16,998	—	33,145
Trustees’ fees and expenses	9,369	—	9,931
Listing fees	8,742	—	10,008
Legal fees	6,414	—	15,065
Other expenses	40,409	1,176	64,485
Total expenses	1,924,985	99,826	3,674,487
Less fees waived and expenses reimbursed by the investment advisor	—	—	—
Net expenses	1,924,985	99,826	3,674,487
NET INVESTMENT INCOME (LOSS)	22,558,456	434,787	36,515,626

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	6,615,139	214,509	(1,739,234)
In-kind redemptions	6,518,798	324,184	6,779,424
Foreign currency transactions	(104,536)	142	(83,752)
Foreign capital gains tax	—	—	—
Net realized gain (loss)	13,029,401	538,835	4,956,438
Net increase from payment by the advisor	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	74,096,384	(2,443,074)	117,884,377
Foreign currency translation	90,964	(154)	62,594
Deferred foreign capital gains tax	—	—	—
Net change in unrealized appreciation (depreciation)	74,187,348	(2,443,228)	117,946,971
NET REALIZED AND UNREALIZED GAIN (LOSS)	87,216,749	(1,904,393)	122,903,409
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$109,775,205	$(1,469,606)	$159,419,035

(a)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

First Trust Global Wind Energy ETF (FAN)	First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)	First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)	First Trust Indxx Global Natural Resources Income ETF (FTRI)	First Trust Indxx Global Agriculture ETF (FTAG)

$3,473,711	$247,318	$45,185,664	$3,412,694	$219,308
91,631	8,740	118,037	147,450	—
(350,733)	—	(2,240,189)	(298,054)	(12,099)
3,214,609	256,058	43,063,512	3,262,090	207,209

628,380	85,123 (a)	9,434,163	731,173 (a)	42,345 (a)
108,734	—	2,131,169	—	—
78,006	—	953,057	—	—
43,618	—	54,377	—	—
37,054	—	181,343	—	—
31,656	—	185,907	—	—
—	—	93,174	—	—
7,855	—	84,062	—	—
9,266	—	11,552	—	—
9,346	—	10,092	—	—
3,460	—	57,287	—	—
13,766	1,043	201,304	6,533	469
971,141	86,166	13,397,487	737,706	42,814
(17,859)	—	—	—	—
953,282	86,166	13,397,487	737,706	42,814
2,261,327	169,892	29,666,025	2,524,384	164,395

(19,286,497)	297,430	(112,710,074)	4,368,243	(405,596)
705,487	—	86,377,179	418,731	—
117,324	6	(710,829)	40,573	(6,973)
—	—	—	(76,989)	(6,657)
(18,463,686)	297,436	(27,043,724)	4,750,558	(419,226)
140	—	—	—	—

21,975,634	1,292,658	505,383,976	3,518,055	325,448
6,805	—	105,036	(28)	4,456
—	—	—	244,560	7,706
21,982,439	1,292,658	505,489,012	3,762,587	337,610
3,518,893	1,590,094	478,445,288	8,513,145	(81,616)
$5,780,220	$1,759,986	$508,111,313	$11,037,529	$82,779
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Operations (Continued)
For the Year Ended September 30, 2025

	First Trust Indxx NextG ETF (NXTG)	First Trust S-Network Future Vehicles & Technology ETF (CARZ)	First Trust Cloud Computing ETF (SKYY)
INVESTMENT INCOME:
Dividends	$10,250,486	$419,072	$15,285,057
Securities lending income (net of fees)	78,867	80,793	39,381
Foreign withholding tax	(904,184)	(38,008)	(162,083)
Total investment income	9,425,169	461,857	15,162,355

EXPENSES:
Investment advisory fees	2,608,940 (a)	215,946 (a)	20,232,424 (a)
Licensing fees	—	—	—
Accounting and administration fees	—	—	—
Audit and tax fees	—	—	—
Shareholder reporting fees	—	—	—
Custodian fees	—	—	—
Registration and filing fees	—	—	—
Transfer agent fees	—	—	—
Trustees’ fees and expenses	—	—	—
Listing fees	—	—	—
Legal fees	—	—	—
Other expenses	27,620	2,227	259,973
Total expenses	2,636,560	218,173	20,492,397
Less fees waived and expenses reimbursed by the investment advisor	—	—	—
Net expenses	2,636,560	218,173	20,492,397
NET INVESTMENT INCOME (LOSS)	6,788,609	243,684	(5,330,042)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	3,188,953	(2,155,907)	199,810,048
In-kind redemptions	18,369,557	2,383,501	471,770,906
Foreign currency transactions	(36,359)	(7,327)	—
Foreign capital gains tax	(265,335)	—	—
Net realized gain (loss)	21,256,816	220,267	671,580,954
Net increase from payment by the advisor	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	41,011,308	6,181,408	152,131,369
Foreign currency translation	14,038	2,334	—
Deferred foreign capital gains tax	703,307	—	—
Net change in unrealized appreciation (depreciation)	41,728,653	6,183,742	152,131,369
NET REALIZED AND UNREALIZED GAIN (LOSS)	62,985,469	6,404,009	823,712,323
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$69,774,078	$6,647,693	$818,382,281

(a)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

First Trust International Equity Opportunities ETF (FPXI)	First Trust Nasdaq Cybersecurity ETF (CIBR)	First Trust IPOX® Europe Equity Opportunities ETF (FPXE)	First Trust Dow Jones International Internet ETF (FDNI)	First Trust Bloomberg Emerging Market Democracies ETF (EMDM)

$2,169,655	$73,203,422	$119,168	$278,481	$336,961
97,253	3,015,154	551	—	—
(230,217)	(3,220,943)	(17,311)	(5,099)	(36,157)
2,036,691	72,997,633	102,408	273,382	300,804

1,002,368 (a)	49,629,522 (a)	30,983 (a)	303,616 (a)	61,098 (a)
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
11,160	709,503	340	3,237	632
1,013,528	50,339,025	31,323	306,853	61,730
—	—	—	—	—
1,013,528	50,339,025	31,323	306,853	61,730
1,023,163	22,658,608	71,085	(33,471)	239,074

14,236,693	151,789,393	290,084	(1,126,770)	62,533
5,456,739	387,056,893	625,670	17,368,819	—
(2,849)	206,774	(832)	524	(2,528)
—	—	—	—	(3,633)
19,690,583	539,053,060	914,922	16,242,573	56,372
53	—	—	—	—

11,962,350	1,520,791,679	(38,497)	8,133,347	1,635,347
7,089	4,436	202	(283)	249
—	—	—	—	15,560
11,969,439	1,520,796,115	(38,295)	8,133,064	1,651,156
31,660,075	2,059,849,175	876,627	24,375,637	1,707,528
$32,683,238	$2,082,507,783	$947,712	$24,342,166	$1,946,602
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Operations (Continued)
For the Year Ended September 30, 2025

First Trust Emerging Markets Human Flourishing ETF (FTHF)
INVESTMENT INCOME:
Dividends	$1,663,273
Securities lending income (net of fees)	—
Foreign withholding tax	(227,288)
Total investment income	1,435,985

EXPENSES:
Investment advisory fees	322,507 (a)
Licensing fees	—
Accounting and administration fees	—
Audit and tax fees	—
Shareholder reporting fees	—
Custodian fees	—
Registration and filing fees	—
Transfer agent fees	—
Trustees’ fees and expenses	—
Listing fees	—
Legal fees	—
Other expenses	3,351
Total expenses	325,858
Less fees waived and expenses reimbursed by the investment advisor	—
Net expenses	325,858
NET INVESTMENT INCOME (LOSS)	1,110,127

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,322,670)
In-kind redemptions	62,620
Foreign currency transactions	(35,427)
Foreign capital gains tax	—
Net realized gain (loss)	(1,295,477)
Net increase from payment by the advisor	—
Net change in unrealized appreciation (depreciation) on:
Investments	11,112,123
Foreign currency translation	2,532
Deferred foreign capital gains tax	—
Net change in unrealized appreciation (depreciation)	11,114,655
NET REALIZED AND UNREALIZED GAIN (LOSS)	9,819,178
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,929,305

(a)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

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First Trust Exchange-Traded Fund II
Statements of Changes in Net Assets

	First Trust STOXX® European Select Dividend Index Fund (FDD)		First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
	Year Ended 9/30/2025	Year Ended 9/30/2024	Year Ended 9/30/2025	Year Ended 9/30/2024
OPERATIONS:
Net investment income (loss)	$22,558,456	$10,088,039	$434,787	$449,304
Net realized gain (loss)	13,029,401	(4,926,756)	538,835	367,917
Net increase from payment by the advisor	—	—	—	—
Net change in unrealized appreciation (depreciation)	74,187,348	26,851,290	(2,443,228)	2,666,642
Net increase (decrease) in net assets resulting from operations	109,775,205	32,012,573	(1,469,606)	3,483,863

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(23,162,021)	(10,315,400)	(528,300)	(457,041)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	445,671,288	608,364	—	—
Cost of shares redeemed	(30,762,454)	(41,850,788)	(2,009,659)	(4,113,805)
Net increase (decrease) in net assets resulting from shareholder transactions	414,908,834	(41,242,424)	(2,009,659)	(4,113,805)
Total increase (decrease) in net assets	501,522,018	(19,545,251)	(4,007,565)	(1,086,983)

NET ASSETS:
Beginning of period	159,971,431	179,516,682	19,544,650	20,631,633
End of period	$661,493,449	$159,971,431	$15,537,085	$19,544,650

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	12,903,334	16,453,334	441,608	541,608
Shares sold	30,350,000	50,000	—	—
Shares redeemed	(2,200,000)	(3,600,000)	(50,000)	(100,000)
Shares outstanding, end of period	41,053,334	12,903,334	391,608	441,608
See Notes to Financial Statements

First Trust Dow Jones Global Select Dividend Index Fund (FGD)		First Trust Global Wind Energy ETF (FAN)		First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Year Ended 9/30/2025	Year Ended 9/30/2024	Year Ended 9/30/2025	Year Ended 9/30/2024	Year Ended 9/30/2025	Year Ended 9/30/2024

$36,515,626	$30,958,700	$2,261,327	$2,713,090	$169,892	$119,372
4,956,438	(3,936,134)	(18,463,686)	121,572	297,436	363,096
—	—	140	—	—	—
117,946,971	100,937,457	21,982,439	41,671,504	1,292,658	2,195,936
159,419,035	127,960,023	5,780,220	44,506,166	1,759,986	2,678,404

(40,298,268)	(35,000,288)	(2,273,501)	(2,828,785)	(161,252)	(120,587)

250,777,508	18,267,909	32,690,600	3,193,247	3,344,919	—
(42,603,706)	(178,536,831)	(50,163,098)	(53,618,669)	—	—
208,173,802	(160,268,922)	(17,472,498)	(50,425,422)	3,344,919	—
327,294,569	(67,309,187)	(13,965,779)	(8,748,041)	4,943,653	2,557,817

566,743,125	634,052,312	196,539,987	205,288,028	10,160,342	7,602,525
$894,037,694	$566,743,125	$182,574,208	$196,539,987	$15,103,995	$10,160,342

23,300,002	30,650,002	10,850,002	14,100,002	150,002	150,002
9,700,000	850,000	1,800,000	200,000	50,000	—
(1,800,000)	(8,200,000)	(3,150,000)	(3,450,000)	—	—
31,200,002	23,300,002	9,500,002	10,850,002	200,002	150,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Changes in Net Assets (Continued)

	First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)		First Trust Indxx Global Natural Resources Income ETF (FTRI)
	Year Ended 9/30/2025	Year Ended 9/30/2024	Year Ended 9/30/2025	Year Ended 9/30/2024
OPERATIONS:
Net investment income (loss)	$29,666,025	$15,527,465	$2,524,384	$8,824,446
Net realized gain (loss)	(27,043,724)	41,194,775	4,750,558	(10,838,217)
Net increase from payment by the advisor	—	—	—	—
Net change in unrealized appreciation (depreciation)	505,489,012	263,030,568	3,762,587	22,097,247
Net increase (decrease) in net assets resulting from operations	508,111,313	319,752,808	11,037,529	20,083,476

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(28,599,303)	(15,201,118)	(2,694,651)	(9,644,266)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,809,456,047	861,662,450	10,071,842	—
Cost of shares redeemed	(246,431,746)	(339,386,890)	(51,199,558)	(104,700,880)
Net increase (decrease) in net assets resulting from shareholder transactions	1,563,024,301	522,275,560	(41,127,716)	(104,700,880)
Total increase (decrease) in net assets	2,042,536,311	826,827,250	(32,784,838)	(94,261,670)

NET ASSETS:
Beginning of period	1,846,690,043	1,019,862,793	138,577,561	232,839,231
End of period	$3,889,226,354	$1,846,690,043	$105,792,723	$138,577,561

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	14,550,002	10,850,002	10,250,002	18,350,002
Shares sold	13,350,000	7,300,000	700,000	—
Shares redeemed	(2,100,000)	(3,600,000)	(4,000,000)	(8,100,000)
Shares outstanding, end of period	25,800,002	14,550,002	6,950,002	10,250,002
See Notes to Financial Statements

First Trust Indxx Global Agriculture ETF (FTAG)		First Trust Indxx NextG ETF (NXTG)		First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Year Ended 9/30/2025	Year Ended 9/30/2024	Year Ended 9/30/2025	Year Ended 9/30/2024	Year Ended 9/30/2025	Year Ended 9/30/2024

$164,395	$219,270	$6,788,609	$7,894,127	$243,684	$355,446
(419,226)	(1,946,382)	21,256,816	32,328,254	220,267	53,212
—	—	—	—	—	—
337,610	1,712,125	41,728,653	64,871,337	6,183,742	5,102,853
82,779	(14,987)	69,774,078	105,093,718	6,647,693	5,511,511

(150,531)	(186,749)	(6,385,818)	(7,852,793)	(437,142)	(361,081)

—	1,229,182	30,375,125	40,531,318	2,976,059	—
—	(7,527,316)	(69,565,652)	(133,056,018)	(11,624,106)	(11,182,612)
—	(6,298,134)	(39,190,527)	(92,524,700)	(8,648,047)	(11,182,612)
(67,752)	(6,499,870)	24,197,733	4,716,225	(2,437,496)	(6,032,182)

6,269,656	12,769,526	385,646,317	380,930,092	35,140,044	41,172,226
$6,201,904	$6,269,656	$409,844,050	$385,646,317	$32,702,548	$35,140,044

239,928	489,928	4,400,002	5,600,002	600,002	800,002
—	50,000	350,000	500,000	50,000	—
—	(300,000)	(800,000)	(1,700,000)	(200,000)	(200,000)
239,928	239,928	3,950,002	4,400,002	450,002	600,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Changes in Net Assets (Continued)

	First Trust Cloud Computing ETF (SKYY)		First Trust International Equity Opportunities ETF (FPXI)
	Year Ended 9/30/2025	Year Ended 9/30/2024	Year Ended 9/30/2025	Year Ended 9/30/2024
OPERATIONS:
Net investment income (loss)	$(5,330,042)	$(2,760,402)	$1,023,163	$1,430,963
Net realized gain (loss)	671,580,954	146,801,440	19,690,583	22,949,559
Net increase from payment by the advisor	—	—	53	—
Net change in unrealized appreciation (depreciation)	152,131,369	700,097,700	11,969,439	14,957,167
Net increase (decrease) in net assets resulting from operations	818,382,281	844,138,738	32,683,238	39,337,689

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	—	(1,226,051)	(1,443,011)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	541,285,924	103,479,599	—	—
Cost of shares redeemed	(1,131,979,091)	(616,130,871)	(18,038,137)	(59,878,665)
Net increase (decrease) in net assets resulting from shareholder transactions	(590,693,167)	(512,651,272)	(18,038,137)	(59,878,665)
Total increase (decrease) in net assets	227,689,114	331,487,466	13,419,050	(21,983,987)

NET ASSETS:
Beginning of period	2,977,532,478	2,646,045,012	145,506,998	167,490,985
End of period	$3,205,221,592	$2,977,532,478	$158,926,048	$145,506,998

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	29,100,002	34,850,002	3,000,002	4,350,002
Shares sold	4,450,000	1,150,000	—	—
Shares redeemed	(9,700,000)	(6,900,000)	(350,000)	(1,350,000)
Shares outstanding, end of period	23,850,002	29,100,002	2,650,002	3,000,002
See Notes to Financial Statements

First Trust Nasdaq Cybersecurity ETF (CIBR)		First Trust IPOX® Europe Equity Opportunities ETF (FPXE)		First Trust Dow Jones International Internet ETF (FDNI)
Year Ended 9/30/2025	Year Ended 9/30/2024	Year Ended 9/30/2025	Year Ended 9/30/2024	Year Ended 9/30/2025	Year Ended 9/30/2024

$22,658,608	$30,861,937	$71,085	$74,577	$(33,471)	$37,305
539,053,060	409,020,179	914,922	594,648	16,242,573	(1,123,143)
—	—	—	—	—	—
1,520,796,115	1,105,820,122	(38,295)	560,525	8,133,064	12,620,241
2,082,507,783	1,545,702,238	947,712	1,229,750	24,342,166	11,534,403

(21,789,185)	(29,884,371)	(71,241)	(101,436)	(310,800)	(76,231)

2,971,360,337	1,414,089,973	1,516,204	—	79,103,365	7,096,675
(584,968,489)	(1,292,531,299)	(1,582,559)	(1,287,272)	(95,920,115)	(3,451,263)
2,386,391,848	121,558,674	(66,355)	(1,287,272)	(16,816,750)	3,645,412
4,447,110,446	1,637,376,541	810,116	(158,958)	7,214,616	15,103,584

6,601,960,374	4,964,583,833	4,005,212	4,164,170	41,311,383	26,207,799
$11,049,070,820	$6,601,960,374	$4,815,328	$4,005,212	$48,525,999	$41,311,383

111,350,002	109,250,002	150,002	200,002	1,400,002	1,250,002
42,200,000	25,150,000	50,000	—	2,900,000	300,000
(8,150,000)	(23,050,000)	(50,000)	(50,000)	(3,050,000)	(150,000)
145,400,002	111,350,002	150,002	150,002	1,250,002	1,400,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Changes in Net Assets (Continued)

	First Trust Bloomberg Emerging Market Democracies ETF (EMDM)		First Trust Emerging Markets Human Flourishing ETF (FTHF)
	Year Ended 9/30/2025	Year Ended 9/30/2024	Year Ended 9/30/2025	Period Ended 9/30/2024 (a)
OPERATIONS:
Net investment income (loss)	$239,074	$180,972	$1,110,127	$1,123,285
Net realized gain (loss)	56,372	(148,687)	(1,295,477)	(337,761)
Net increase from payment by the advisor	—	—	—	—
Net change in unrealized appreciation (depreciation)	1,651,156	1,237,191	11,114,655	2,423,238
Net increase (decrease) in net assets resulting from operations	1,946,602	1,269,476	10,929,305	3,208,762

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(408,032)	(160,950)	(1,282,346)	(867,321)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	4,242,136	1,328,145	41,701,207
Cost of shares redeemed	—	—	(1,109,685)	(1,218,965)
Net increase (decrease) in net assets resulting from shareholder transactions	—	4,242,136	218,460	40,482,242
Total increase (decrease) in net assets	1,538,570	5,350,662	9,865,419	42,823,683

NET ASSETS:
Beginning of period	8,299,720	2,949,058	42,823,683	—
End of period	$9,838,290	$8,299,720	$52,689,102	$42,823,683

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	350,002	150,002	1,800,002	—
Shares sold	—	200,000	50,000	1,850,002
Shares redeemed	—	—	(50,000)	(50,000)
Shares outstanding, end of period	350,002	350,002	1,800,002	1,800,002

(a)	Inception date is October 30, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights
For a share outstanding throughout each period
First Trust STOXX® European Select Dividend Index Fund (FDD)

	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.40	$10.91	$9.39	$13.88	$10.27
Income from investment operations:
Net investment income (loss)	0.96 (a)	0.72 (a)	0.78 (a)	0.73	0.52
Net realized and unrealized gain (loss)	3.57	1.52	1.44	(4.52)	3.61
Total from investment operations	4.53	2.24	2.22	(3.79)	4.13
Distributions paid to shareholders from:
Net investment income	(0.82)	(0.75)	(0.70)	(0.70)	(0.52)
Net asset value, end of period	$16.11	$12.40	$10.91	$9.39	$13.88
Total return (b)	37.86%	20.98%	23.52%	(27.88)%	40.19%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$661,493	$159,971	$179,517	$161,050	$286,031
Ratio of total expenses to average net assets	0.57%	0.59%	0.59%	0.58%	0.58%
Ratio of net investment income (loss) to average net assets	6.64%	6.11%	6.82%	5.36%	4.06%
Portfolio turnover rate (c)	31%	43%	49%	57%	58%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)

	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$44.26	$38.09	$37.45	$50.11	$38.82
Income from investment operations:
Net investment income (loss)	1.05 (a)	0.94 (a)	1.05 (a)	0.89	0.89
Net realized and unrealized gain (loss)	(4.39)	6.17	0.63	(11.90)	10.74
Total from investment operations	(3.34)	7.11	1.68	(11.01)	11.63
Distributions paid to shareholders from:
Net investment income	(1.24)	(0.94)	(1.04)	(1.65)	(0.34)
Net asset value, end of period	$39.68	$44.26	$38.09	$37.45	$50.11
Total return (b)	(7.43)%	18.88%	4.42%	(22.72)%	29.95%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$15,537	$19,545	$20,632	$24,030	$34,657
Ratio of total expenses to average net assets	0.61% (c)	0.60%	0.60%	0.96%	0.92%
Ratio of net expenses to average net assets	0.61% (c)	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.64%	2.31%	2.61%	2.08%	2.21%
Portfolio turnover rate (d)	36%	28%	39%	70% (e)	11%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.60%.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective September 30, 2022, which resulted in a complete rebalance of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dow Jones Global Select Dividend Index Fund (FGD)

	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$24.32	$20.69	$18.56	$24.97	$17.85
Income from investment operations:
Net investment income (loss)	1.40 (a)	1.21 (a)	1.48 (a)	1.33	1.22
Net realized and unrealized gain (loss)	4.38	3.81	2.00	(6.38)	7.10
Total from investment operations	5.78	5.02	3.48	(5.05)	8.32
Distributions paid to shareholders from:
Net investment income	(1.44)	(1.39)	(1.35)	(1.36)	(1.20)
Net asset value, end of period	$28.66	$24.32	$20.69	$18.56	$24.97
Total return (b)	24.53%	24.83%	18.65%	(20.98)%	46.94%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$894,038	$566,743	$634,052	$495,576	$504,454
Ratio of total expenses to average net assets	0.55%	0.56%	0.56%	0.56%	0.57%
Ratio of net investment income (loss) to average net assets	5.51%	5.42%	6.79%	5.74%	5.11%
Portfolio turnover rate (c)	36%	36%	40%	35%	38%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Global Wind Energy ETF (FAN)

	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$18.11	$14.56	$15.15	$20.92	$17.45
Income from investment operations:
Net investment income (loss)	0.24 (a)	0.22 (a)	0.28 (a)	0.25	0.28
Net realized and unrealized gain (loss)	1.12 (b)	3.57	(0.58)	(5.75)	3.52
Total from investment operations	1.36	3.79	(0.30)	(5.50)	3.80
Distributions paid to shareholders from:
Net investment income	(0.25)	(0.24)	(0.29)	(0.27)	(0.33)
Net asset value, end of period	$19.22	$18.11	$14.56	$15.15	$20.92
Total return (c)	7.60%	26.18%	(2.21)%	(26.43)%	21.76%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$182,574	$196,540	$205,288	$243,931	$385,920
Ratio of total expenses to average net assets	0.62% (d)	0.67%	0.64%	0.61%	0.62%
Ratio of net expenses to average net assets	0.61% (d)	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.44%	1.39%	1.64%	1.28%	1.34%
Portfolio turnover rate (e)	34%	20%	25%	21%	31%

(a)	Based on average shares outstanding.
(b)	The Fund received a payment from the advisor in the amount of $140, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.61% and 0.60%, respectively.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)

	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$67.73	$50.68	$43.42	$53.95	$42.07
Income from investment operations:
Net investment income (loss)	0.90 (a)	0.80 (a)	0.67 (a)	1.01	0.87
Net realized and unrealized gain (loss)	7.78	17.05	7.24	(10.50)	11.79
Total from investment operations	8.68	17.85	7.91	(9.49)	12.66
Distributions paid to shareholders from:
Net investment income	(0.89)	(0.80)	(0.65)	(1.04)	(0.78)
Net asset value, end of period	$75.52	$67.73	$50.68	$43.42	$53.95
Total return (b)	12.94%	35.42%	18.23%	(17.80)%	30.19%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$15,104	$10,160	$7,603	$8,685	$10,790
Ratio of total expenses to average net assets	0.66% (c)	0.65%	0.65%	0.86%	1.42%
Ratio of net expenses to average net assets	0.66% (c)	0.65%	0.65%	0.69%	0.70%
Ratio of net investment income (loss) to average net assets	1.30%	1.35%	1.33%	1.68%	1.81%
Portfolio turnover rate (d)	32%	26%	32%	92% (e)	18%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.65%.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective July 29, 2022, which resulted in a complete rebalance of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$126.92	$94.00	$75.30	$92.48	$62.87
Income from investment operations:
Net investment income (loss)	1.61 (a)	1.51 (a)	1.27 (a)	0.93	0.64
Net realized and unrealized gain (loss)	23.70	32.76	18.64	(17.24)	29.73
Total from investment operations	25.31	34.27	19.91	(16.31)	30.37
Distributions paid to shareholders from:
Net investment income	(1.48)	(1.35)	(1.21)	(0.87)	(0.76)
Net asset value, end of period	$150.75	$126.92	$94.00	$75.30	$92.48
Total return (b)	20.10%	36.62%	26.39%	(17.70)%	48.35%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,889,226	$1,846,690	$1,019,863	$538,430	$550,262
Ratio of total expenses to average net assets	0.57% (c)	0.56%	0.57%	0.58%	0.63%
Ratio of net investment income (loss) to average net assets	1.26%	1.37%	1.34%	1.02%	1.11%
Portfolio turnover rate (d)	26%	13%	23%	33%	20%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.56%.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx Global Natural Resources Income ETF (FTRI)

	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.52	$12.69	$12.22	$12.97	$9.57
Income from investment operations:
Net investment income (loss)	0.32 (a)	0.60 (a)	0.79 (a)	1.17	0.80
Net realized and unrealized gain (loss)	1.74	0.91	0.46	(0.67)	3.29 (b)
Total from investment operations	2.06	1.51	1.25	0.50	4.09
Distributions paid to shareholders from:
Net investment income	(0.36)	(0.68)	(0.78)	(1.25)	(0.69)
Net asset value, end of period	$15.22	$13.52	$12.69	$12.22	$12.97
Total return (c)	15.59%	12.11%	10.17%	3.27%	42.87%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$105,793	$138,578	$232,839	$199,747	$36,312
Ratio of total expenses to average net assets	0.71% (d)	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	2.42%	4.60%	5.93%	11.85%	9.06%
Portfolio turnover rate (e)	41%	71%	82%	69%	99%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx Global Agriculture ETF (FTAG)

	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$26.13	$26.06	$26.63	$29.53	$21.73
Income from investment operations:
Net investment income (loss)	0.69 (a)	0.58 (a)	0.76 (a)	0.56	0.45
Net realized and unrealized gain (loss)	(0.34)	(0.01)	(0.37) (b)	(2.97)	7.78
Total from investment operations	0.35	0.57	0.39	(2.41)	8.23
Distributions paid to shareholders from:
Net investment income	(0.63)	(0.50)	(0.96)	(0.49)	(0.43)
Net asset value, end of period	$25.85	$26.13	$26.06	$26.63	$29.53
Total return (c)	1.47%	2.27%	1.35%	(8.28)%	37.94%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,202	$6,270	$12,770	$22,370	$5,609
Ratio of total expenses to average net assets	0.71% (d)	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	2.72%	2.30%	2.66%	2.50%	1.84%
Portfolio turnover rate (e)	13%	11%	14%	26%	12%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx NextG ETF (NXTG)

	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$87.65	$68.02	$55.75	$76.44	$59.05
Income from investment operations:
Net investment income (loss)	1.65 (a)	1.59 (a)	1.23 (a)	1.72	0.95
Net realized and unrealized gain (loss)	16.04	19.65	12.14	(20.13)	17.10
Total from investment operations	17.69	21.24	13.37	(18.41)	18.05
Distributions paid to shareholders from:
Net investment income	(1.58)	(1.61)	(1.10)	(1.88)	(0.62)
Net realized gain	—	—	—	(0.40)	(0.04)
Total distributions	(1.58)	(1.61)	(1.10)	(2.28)	(0.66)
Net asset value, end of period	$103.76	$87.65	$68.02	$55.75	$76.44
Total return (b)	20.36%	31.44%	24.01%	(24.71)%	30.62%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$409,844	$385,646	$380,930	$471,056	$1,081,610
Ratio of total expenses to average net assets	0.71% (c)	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	1.82%	2.05%	1.86%	2.12%	1.42%
Portfolio turnover rate (d)	18%	17%	14%	21%	27%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S-Network Future Vehicles & Technology ETF (CARZ)

	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$58.57	$51.47	$40.41	$58.17	$39.00
Income from investment operations:
Net investment income (loss)	0.47 (a)	0.53 (a)	0.69 (a)	1.38	0.60
Net realized and unrealized gain (loss)	14.50	7.12	11.18	(17.67)	19.04
Total from investment operations	14.97	7.65	11.87	(16.29)	19.64
Distributions paid to shareholders from:
Net investment income	(0.87)	(0.55)	(0.81)	(1.47)	(0.47)
Net asset value, end of period	$72.67	$58.57	$51.47	$40.41	$58.17
Total return (b)	25.78%	14.87%	29.47%	(28.66)%	50.43%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$32,703	$35,140	$41,172	$40,415	$63,989
Ratio of total expenses to average net assets	0.71% (c)	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	0.79%	0.94%	1.41%	2.57%	1.17%
Portfolio turnover rate (d)	46%	32%	39%	133% (e)	42%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective January 26, 2022, which resulted in a complete rebalance of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Cloud Computing ETF (SKYY)

	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$102.32	$75.93	$60.30	$105.40	$78.48
Income from investment operations:
Net investment income (loss)	(0.18) (a)	(0.09) (a)	(0.05) (a)	0.79	0.15
Net realized and unrealized gain (loss)	32.25	26.48	15.68	(45.08)	26.95
Total from investment operations	32.07	26.39	15.63	(44.29)	27.10
Distributions paid to shareholders from:
Net investment income	—	—	—	(0.81)	(0.18)
Net asset value, end of period	$134.39	$102.32	$75.93	$60.30	$105.40
Total return (b)	31.34%	34.76%	25.92%	(42.32)%	34.55%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,205,222	$2,977,532	$2,646,045	$2,954,573	$6,239,449
Ratio of total expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	(0.16)%	(0.10)%	(0.07)%	0.96%	0.16%
Portfolio turnover rate (c)	30%	35%	34%	42%	33%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust International Equity Opportunities ETF (FPXI)

	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$48.50	$38.50	$35.71	$64.09	$56.64
Income from investment operations:
Net investment income (loss)	0.37 (a)	0.40 (a)	0.21 (a)	0.54	0.40
Net realized and unrealized gain (loss)	11.54 (b)	10.03	2.91	(28.51)	7.39
Total from investment operations	11.91	10.43	3.12	(27.97)	7.79
Distributions paid to shareholders from:
Net investment income	(0.44)	(0.43)	(0.33)	(0.41)	(0.34)
Net asset value, end of period	$59.97	$48.50	$38.50	$35.71	$64.09
Total return (c)	24.66% (b)	27.15%	8.72%	(43.78)%	13.73%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$158,926	$145,507	$167,491	$321,421	$1,163,259
Ratio of total expenses to average net assets	0.71% (d)	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	0.71%	0.90%	0.53%	0.74%	0.76%
Portfolio turnover rate (e)	118%	106%	133%	119%	118%

(a)	Based on average shares outstanding.
(b)	The Fund received a payment from the advisor in the amount of $53, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Cybersecurity ETF (CIBR)

	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$59.29	$45.44	$38.56	$48.80	$34.78
Income from investment operations:
Net investment income (loss)	0.18 (a)	0.27 (a)	0.16 (a)	0.31	0.04
Net realized and unrealized gain (loss)	16.70	13.85	6.88	(10.25)	14.04
Total from investment operations	16.88	14.12	7.04	(9.94)	14.08
Distributions paid to shareholders from:
Net investment income	(0.18)	(0.27)	(0.16)	(0.30)	(0.06)
Net asset value, end of period	$75.99	$59.29	$45.44	$38.56	$48.80
Total return (b)	28.49%	31.12%	18.29%	(20.53)%	40.50%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$11,049,071	$6,601,960	$4,964,584	$4,731,083	$4,770,298
Ratio of total expenses to average net assets	0.59%	0.59%	0.59%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.27%	0.50%	0.38%	0.63%	0.07%
Portfolio turnover rate (c)	21%	39%	30%	54%	35%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$26.70	$20.82	$17.10	$30.55	$24.88
Income from investment operations:
Net investment income (loss)	0.46 (a)	0.41 (a)	0.30 (a)	0.36	0.25
Net realized and unrealized gain (loss)	5.33	6.06	3.72	(13.43)	5.75
Total from investment operations	5.79	6.47	4.02	(13.07)	6.00
Distributions paid to shareholders from:
Net investment income	(0.39)	(0.59)	(0.30)	(0.38)	(0.33)
Net asset value, end of period	$32.10	$26.70	$20.82	$17.10	$30.55
Total return (b)	21.83%	31.38%	23.49%	(42.95)%	24.19%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,815	$4,005	$4,164	$5,131	$10,692
Ratio of total expenses to average net assets	0.71% (c)	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	1.61%	1.71%	1.42%	1.31%	0.51%
Portfolio turnover rate (d)	105%	107%	119%	118%	118%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dow Jones International Internet ETF (FDNI)

	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$29.51	$20.97	$19.49	$39.96	$39.08
Income from investment operations:
Net investment income (loss)	(0.02) (a)	0.03 (a)	0.08 (a)	0.00 (a) (b)	(0.18)
Net realized and unrealized gain (loss)	9.55	8.58	1.49	(20.47)	1.13 (c)
Total from investment operations	9.53	8.61	1.57	(20.47)	0.95
Distributions paid to shareholders from:
Net investment income	(0.22)	(0.07)	(0.09)	—	(0.07)
Net asset value, end of period	$38.82	$29.51	$20.97	$19.49	$39.96
Total return (d)	32.62%	41.14%	7.99%	(51.23)%	2.42%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$48,526	$41,311	$26,208	$29,232	$103,903
Ratio of total expenses to average net assets	0.66% (e)	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	(0.07)%	0.13%	0.37%	0.00% (f)	(0.55)%
Portfolio turnover rate (g)	45%	33%	65%	29%	34%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.01.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
(f)	Amount is less than 0.01%.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Bloomberg Emerging Market Democracies ETF (EMDM)

	Year Ended September 30,		Period Ended 9/30/2023 (a)
	2025	2024
Net asset value, beginning of period	$23.71	$19.66	$19.81
Income from investment operations:
Net investment income (loss) (b)	0.68	0.62	0.49
Net realized and unrealized gain (loss)	4.89	3.94	(0.31)
Total from investment operations	5.57	4.56	0.18
Distributions paid to shareholders from:
Net investment income	(1.17)	(0.51)	(0.33)
Net asset value, end of period	$28.11	$23.71	$19.66
Total return (c)	24.91%	23.28%	0.83%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$9,838	$8,300	$2,949
Ratio of total expenses to average net assets	0.76% (d)	0.75%	0.75% (e)
Ratio of net investment income (loss) to average net assets	2.93%	2.80%	4.11% (e)
Portfolio turnover rate (f)	24%	22%	12%

(a)	Inception date is March 2, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Emerging Markets Human Flourishing ETF (FTHF)

	Year Ended 9/30/2025	Period Ended 9/30/2024 (a)

Net asset value, beginning of period	$23.79	$20.00
Income from investment operations:
Net investment income (loss) (b)	0.62	0.83
Net realized and unrealized gain (loss)	5.58	3.56
Total from investment operations	6.20	4.39
Distributions paid to shareholders from:
Net investment income	(0.72)	(0.60)
Net asset value, end of period	$29.27	$23.79
Total return (c)	26.61%	22.00%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$52,689	$42,824
Ratio of total expenses to average net assets	0.76% (d)	0.75% (e)
Ratio of net investment income (loss) to average net assets	2.58%	3.88% (e)
Portfolio turnover rate (f)	38%	30%

(a)	Inception date is October 30, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund II
September 30, 2025

1. Organization
First Trust Exchange-Traded Fund II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the seventeen funds (each a “Fund” and collectively, the “Funds”) listed below:

First Trust STOXX® European Select Dividend Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FDD”)
First Trust Alerian Disruptive Technology Real Estate ETF – (NYSE Arca ticker “DTRE”)
First Trust Dow Jones Global Select Dividend Index Fund – (NYSE Arca ticker “FGD”)
First Trust Global Wind Energy ETF – (NYSE Arca ticker “FAN”)
First Trust Alerian U.S. NextGen Infrastructure ETF – (NYSE Arca ticker “RBLD”)
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund – (Nasdaq, Inc. (“Nasdaq”) ticker “GRID”)
First Trust Indxx Global Natural Resources Income ETF – (Nasdaq ticker “FTRI”)
First Trust Indxx Global Agriculture ETF – (Nasdaq ticker “FTAG”)
First Trust Indxx NextG ETF – (Nasdaq ticker “NXTG”)
First Trust S-Network Future Vehicles & Technology ETF – (Nasdaq ticker “CARZ”)
First Trust Cloud Computing ETF – (Nasdaq ticker “SKYY”)
First Trust International Equity Opportunities ETF – (Nasdaq ticker “FPXI”)
First Trust Nasdaq Cybersecurity ETF – (Nasdaq ticker “CIBR”)
First Trust IPOX® Europe Equity Opportunities ETF – (Nasdaq ticker “FPXE”)
First Trust Dow Jones International Internet ETF – (Nasdaq ticker “FDNI”)
First Trust Bloomberg Emerging Market Democracies ETF – (NYSE Arca ticker “EMDM”)
First Trust Emerging Markets Human Flourishing ETF – (NYSE Arca ticker “FTHF”)
Each of DTRE, FAN, GRID, FTRI, FTAG, CARZ, FPXI, CIBR, FPXE, FDNI, EMDM and FTHF operates as a non-diversified series of the Trust. Each of FDD, FGD, RBLD, NXTG and SKYY operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust STOXX® European Select Dividend Index Fund	STOXX® Europe Select Dividend 30 Index
First Trust Alerian Disruptive Technology Real Estate ETF	Alerian Disruptive Technology Real Estate Index
First Trust Dow Jones Global Select Dividend Index Fund	Dow Jones Global Select Dividend Index
First Trust Global Wind Energy ETF	ISE Clean Edge Global Wind EnergyTM Index
First Trust Alerian U.S. NextGen Infrastructure ETF	Alerian U.S. NextGen Infrastructure Index
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	Nasdaq Clean Edge Smart Grid InfrastructureTM Index
First Trust Indxx Global Natural Resources Income ETF	Indxx Global Natural Resources Income Index
First Trust Indxx Global Agriculture ETF	Indxx Global Agriculture Index
First Trust Indxx NextG ETF	Indxx 5G & NextG Thematic IndexSM
First Trust S-Network Future Vehicles & Technology ETF	S-Network Electric & Future Vehicle Ecosystem Index
First Trust Cloud Computing ETF	ISE CTA Cloud ComputingTM Index
First Trust International Equity Opportunities ETF	IPOX® International Index
First Trust Nasdaq Cybersecurity ETF	Nasdaq CTA CybersecurityTM Index
First Trust IPOX® Europe Equity Opportunities ETF	IPOX®-100 Europe Index
First Trust Dow Jones International Internet ETF	Dow Jones International Internet Index
First Trust Bloomberg Emerging Market Democracies ETF	Bloomberg Emerging Market Democracies Index
First Trust Emerging Markets Human Flourishing ETF	Emerging Markets Human Flourishing Index

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2025
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2025
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of September 30, 2025, is included with each Fund’s Portfolio of Investments.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2025
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in master limited partnerships (“MLPs”) generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
E. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2025
sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Prior to November 14, 2024, Brown Brothers Harriman & Co. was the securities lending agent for RBLD, GRID, FTRI, NXTG, CARZ, FPXI, CIBR and FPXE. The Bank of New York Mellon (“BNY”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers for FAN and SKYY, and effective November 14, 2024, for RBLD, GRID, FTRI, NXTG, CARZ, FPXI, CIBR and FPXE and effective July 3, 2025 for FDD, DTRE, FGD, FTAG, FDNI, EMDM and FTHF. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2025, FAN, GRID, FTRI, NXTG, CARZ, FPXI, CIBR, and FPXE had securities in the securities lending program. During the fiscal year ended September 30, 2025, FAN, RBLD, GRID, FTRI, NXTG, CARZ, SKYY, FPXI, CIBR, and FPXE participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BNY to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BNY will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BNY.
F. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNY on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended September 30, 2025, were received as collateral for lending securities.
G. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2025
differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust STOXX® European Select Dividend Index Fund	$23,162,021	$—	$—
First Trust Alerian Disruptive Technology Real Estate ETF	528,300	—	—
First Trust Dow Jones Global Select Dividend Index Fund	40,298,268	—	—
First Trust Global Wind Energy ETF	2,273,501	—	—
First Trust Alerian U.S. NextGen Infrastructure ETF	161,252	—	—
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	28,599,303	—	—
First Trust Indxx Global Natural Resources Income ETF	2,694,651	—	—
First Trust Indxx Global Agriculture ETF	150,531	—	—
First Trust Indxx NextG ETF	6,385,818	—	—
First Trust S-Network Future Vehicles & Technology ETF	437,142	—	—
First Trust Cloud Computing ETF	—	—	—
First Trust International Equity Opportunities ETF	1,226,051	—	—
First Trust Nasdaq Cybersecurity ETF	21,789,185	—	—
First Trust IPOX® Europe Equity Opportunities ETF	71,241	—	—
First Trust Dow Jones International Internet ETF	310,800	—	—
First Trust Bloomberg Emerging Market Democracies ETF	408,032	—	—
First Trust Emerging Markets Human Flourishing ETF	1,282,346	—	—
The tax character of distributions paid by each Fund during the fiscal period ended September 30, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust STOXX® European Select Dividend Index Fund	$10,315,400	$—	$—
First Trust Alerian Disruptive Technology Real Estate ETF	457,041	—	—
First Trust Dow Jones Global Select Dividend Index Fund	35,000,288	—	—
First Trust Global Wind Energy ETF	2,828,785	—	—
First Trust Alerian U.S. NextGen Infrastructure ETF	120,587	—	—
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	15,201,118	—	—
First Trust Indxx Global Natural Resources Income ETF	9,644,266	—	—
First Trust Indxx Global Agriculture ETF	186,749	—	—
First Trust Indxx NextG ETF	7,852,793	—	—
First Trust S-Network Future Vehicles & Technology ETF	361,081	—	—
First Trust Cloud Computing ETF	—	—	—
First Trust International Equity Opportunities ETF	1,443,011	—	—
First Trust Nasdaq Cybersecurity ETF	29,884,371	—	—
First Trust IPOX® Europe Equity Opportunities ETF	101,436	—	—
First Trust Dow Jones International Internet ETF	76,231	—	—
First Trust Bloomberg Emerging Market Democracies ETF	160,950	—	—
First Trust Emerging Markets Human Flourishing ETF	867,321	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2025
As of September 30, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust STOXX® European Select Dividend Index Fund	$2,599,119	$(83,711,397)	$81,588,768
First Trust Alerian Disruptive Technology Real Estate ETF	243,443	(7,761,942)	(375,921)
First Trust Dow Jones Global Select Dividend Index Fund	8,744,647	(223,865,945)	123,477,791
First Trust Global Wind Energy ETF	283,615	(92,848,292)	(10,374,691)
First Trust Alerian U.S. NextGen Infrastructure ETF	12,034	(8,316,388)	3,683,962
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	1,255,752	(91,224,835)	677,977,427
First Trust Indxx Global Natural Resources Income ETF	157,434	(104,441,503)	7,686,080
First Trust Indxx Global Agriculture ETF	7,030	(21,705,702)	(1,257,571)
First Trust Indxx NextG ETF	1,042,041	(1,771,956)	70,903,482
First Trust S-Network Future Vehicles & Technology ETF	624,733	(19,156,892)	6,390,053
First Trust Cloud Computing ETF	—	(1,369,476,679)	741,639,107
First Trust International Equity Opportunities ETF	—	(339,444,846)	41,536,360
First Trust Nasdaq Cybersecurity ETF	1,581,163	(580,710,996)	2,917,147,124
First Trust IPOX® Europe Equity Opportunities ETF	7,130	(3,546,361)	835,666
First Trust Dow Jones International Internet ETF	919,061	(21,048,724)	5,410,604
First Trust Bloomberg Emerging Market Democracies ETF	202,032	(98,183)	2,335,045
First Trust Emerging Markets Human Flourishing ETF	303,430	(1,621,038)	13,197,000
H. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
Capital Gains. India’s Finance Act, 2024 (“Finance Act, 2024”) was enacted into law on July 23, 2024, and amongst the other provisions, it increased long-term and short-term capital gain rates on sales of Indian securities, effective that date. As per the amended provisions, the long-term capital gains on the sale of listed shares (sold on a recognized stock exchange and where Securities Transaction Tax (“STT”) is paid) in excess of INR 0.125 million are taxed at the rate of 12.5% (plus applicable surcharge and cess), increased from 10% (plus applicable surcharge and cess), subject to satisfaction of certain conditions. As a grandfathering measure, the cost of acquisition for the purpose of calculation of long-term capital asset acquired before February 1, 2018 shall be deemed to be the higher of the following: (a) the actual cost of acquisition of such asset; and (b) lower of (i) the fair market value of such asset as on January 31, 2018 and (ii) full value of consideration as received on its transfer/disposal of the equity shares. The highest effective tax rate on long-term capital gains earned by a Fund could be 14.95% in the case of a non-corporate entity and 13.65% in the case of a corporate entity.
In the case of the sale of listed shares (sold on a recognized stock exchange and where STT is paid) held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 20% (plus applicable surcharge and cess), increased from 15% (plus applicable surcharge and cess), provided the shares are sold on the stock exchange and subjected to STT. The highest effective tax rate on short-term capital gains earned by a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2025
Short-term capital loss can be set-off against both short-term capital gains and long-term capital gains. However, long-term capital loss can be set-off only against long-term capital gains. The unabsorbed (remaining loss after setting off loss during the year against income of the year) short-term and long-term capital loss can be carried forward for immediately succeeding 8 (eight) assessment years.
Buy back. Finance Act, 2024 has amended the provisions for taxation of buyback of shares and provided that the gains arising on buyback of shares will be considered as deemed dividend in the hands of the shareholder and taxed accordingly. (Prior to enactment of Finance Act, 2024, the shareholders were exempt from tax on any income arising on buyback and distribution tax at the rate of 20% plus applicable surcharge and cess was payable by the Indian Company on buyback of shares). Further, the cost of acquisition in relation to buyback of shares shall be considered as capital loss in the hands of shareholder and the capital loss can be set off against the capital gain income.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains continue to be taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess).
Dividend income. The dividend income earned by a Fund from Indian Companies shall be chargeable to tax at the rate of 20% (plus applicable surcharge and cess). The highest effective tax rate on dividend income arising to a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity. Note that a Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be offset against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Interest income. Interest Income received from the Indian Investee Company shall be continued to be chargeable to tax at the rate of 20% (plus applicable surcharge and cess).
Other income. Any other income (other than capital gain, dividend, interest) earned by a Fund shall be chargeable to tax at the rate of 35% (earlier taxable at the rate of 40%) (plus applicable surcharge and cess).
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For all the Funds except EMDM and FTHF, the taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. For EMDM, the taxable periods ended 2023, 2024, and 2025 remain open to federal and state audit. For FTHF, the taxable periods ended 2024 and 2025 remain open to federal and state audit. As of September 30, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At September 30, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust STOXX® European Select Dividend Index Fund	$83,711,397
First Trust Alerian Disruptive Technology Real Estate ETF*	7,761,942
First Trust Dow Jones Global Select Dividend Index Fund	223,865,945
First Trust Global Wind Energy ETF	92,848,292
First Trust Alerian U.S. NextGen Infrastructure ETF	8,316,388

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2025
Non-Expiring Capital Loss Carryforwards
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	$91,224,835
First Trust Indxx Global Natural Resources Income ETF	104,441,503
First Trust Indxx Global Agriculture ETF	21,705,702
First Trust Indxx NextG ETF	1,771,956
First Trust S-Network Future Vehicles & Technology ETF	19,156,892
First Trust Cloud Computing ETF	1,369,476,679
First Trust International Equity Opportunities ETF	339,444,846
First Trust Nasdaq Cybersecurity ETF	580,710,996
First Trust IPOX® Europe Equity Opportunities ETF	3,546,361
First Trust Dow Jones International Internet ETF	21,048,724
First Trust Bloomberg Emerging Market Democracies ETF	98,183
First Trust Emerging Markets Human Flourishing ETF	1,621,038

*
$75,097 of First Trust Alerian Disruptive Technology Real Estate ETF’s non-expiring net capital losses is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of $38,346 per year.

During the taxable year ended September 30, 2025, the following Funds utilized capital loss carryforwards in the following amounts:

Capital Loss Carryforward Utilized
First Trust STOXX® European Select Dividend Index Fund	$9,232,479
First Trust Alerian Disruptive Technology Real Estate ETF	312,859
First Trust Alerian U.S. NextGen Infrastructure ETF	300,482
First Trust Indxx Global Natural Resources Income ETF	4,409,928
First Trust Indxx NextG ETF	5,620,359
First Trust Cloud Computing ETF	207,439,064
First Trust International Equity Opportunities ETF	14,027,559
First Trust Nasdaq Cybersecurity ETF	181,763,718
First Trust IPOX® Europe Equity Opportunities ETF	294,994
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended September 30, 2025, the Funds had no net late year ordinary or capital losses.
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended September 30, 2025, the adjustments for each Fund were as follows:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust STOXX® European Select Dividend Index Fund	$204,195	$(6,062,032)	$5,857,837
First Trust Alerian Disruptive Technology Real Estate ETF	(15,765)	(260,040)	275,805
First Trust Dow Jones Global Select Dividend Index Fund	796,106	(6,045,701)	5,249,595
First Trust Global Wind Energy ETF	117,324	1,607,750	(1,725,074)
First Trust Alerian U.S. NextGen Infrastructure ETF	6	(6)	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2025
	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	$(710,829)	$(79,826,891)	$80,537,720
First Trust Indxx Global Natural Resources Income ETF	(6,299)	118,392	(112,093)
First Trust Indxx Global Agriculture ETF	(12,957)	12,957	—
First Trust Indxx NextG ETF	(301,694)	(16,716,466)	17,018,160
First Trust S-Network Future Vehicles & Technology ETF	228,595	(2,466,231)	2,237,636
First Trust Cloud Computing ETF	7,463,557	(456,692,937)	449,229,380
First Trust International Equity Opportunities ETF	293,770	(5,646,076)	5,352,306
First Trust Nasdaq Cybersecurity ETF	206,774	(386,054,892)	385,848,118
First Trust IPOX® Europe Equity Opportunities ETF	2,464	(619,421)	616,957
First Trust Dow Jones International Internet ETF	453,656	(13,761,310)	13,307,654
First Trust Bloomberg Emerging Market Democracies ETF	65,862	(65,862)	—
First Trust Emerging Markets Human Flourishing ETF	(18,618)	(37,806)	56,424
As of September 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust STOXX® European Select Dividend Index Fund	$577,319,439	$90,909,651	$(9,418,705)	$81,490,946
First Trust Alerian Disruptive Technology Real Estate ETF	15,818,752	1,281,494	(1,656,355)	(374,861)
First Trust Dow Jones Global Select Dividend Index Fund	765,389,890	163,446,634	(40,106,461)	123,340,173
First Trust Global Wind Energy ETF	218,818,065	30,927,153	(41,316,520)	(10,389,367)
First Trust Alerian U.S. NextGen Infrastructure ETF	11,418,963	3,996,338	(312,376)	3,683,962
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	3,225,267,609	795,667,777	(117,847,097)	677,820,680
First Trust Indxx Global Natural Resources Income ETF	98,721,786	17,418,426	(9,676,636)	7,741,790
First Trust Indxx Global Agriculture ETF	7,437,852	880,049	(2,067,481)	(1,187,432)
First Trust Indxx NextG ETF	350,889,603	108,658,283	(37,562,920)	71,095,363
First Trust S-Network Future Vehicles & Technology ETF	27,979,320	9,219,845	(2,829,825)	6,390,020
First Trust Cloud Computing ETF	2,474,015,134	1,020,736,009	(279,096,902)	741,639,107
First Trust International Equity Opportunities ETF	128,601,982	42,209,206	(677,894)	41,531,312
First Trust Nasdaq Cybersecurity ETF	8,939,063,803	3,298,241,598	(381,106,293)	2,917,135,305
First Trust IPOX® Europe Equity Opportunities ETF	3,977,790	983,204	(148,125)	835,079
First Trust Dow Jones International Internet ETF	41,659,080	9,840,690	(4,430,109)	5,410,581
First Trust Bloomberg Emerging Market Democracies ETF	7,489,637	2,887,744	(510,390)	2,377,354
First Trust Emerging Markets Human Flourishing ETF	39,377,696	14,197,650	(1,003,756)	13,193,894
I. Expenses
Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust Alerian Disruptive Technology Real Estate ETF, First Trust Alerian U.S. NextGen Infrastructure ETF, First Trust Indxx Global Natural Resources Income ETF, First Trust Indxx Global Agriculture ETF, First Trust Indxx NextG ETF, First Trust S-Network Future Vehicles & Technology ETF, First Trust Cloud Computing ETF, First Trust International Equity Opportunities ETF, First Trust Nasdaq Cybersecurity ETF, First Trust IPOX® Europe Equity Opportunities ETF, First Trust Dow Jones International Internet ETF, First Trust Bloomberg Emerging Market Democracies ETF, and First Trust Emerging Markets Human Flourishing ETF (the “Unitary

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2025
Fee Funds”), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.
First Trust has entered into licensing agreements with each of the following “Licensors” for the respective Funds:

Fund	Licensor
First Trust STOXX® European Select Dividend Index Fund	STOXX Limited
First Trust Alerian Disruptive Technology Real Estate ETF	VettaFi LLC
First Trust Dow Jones Global Select Dividend Index Fund	S&P Dow Jones Indices LLC
First Trust Global Wind Energy ETF	Nasdaq, Inc.
First Trust Alerian U.S. NextGen Infrastructure ETF	VettaFi LLC
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	Nasdaq, Inc.
First Trust Indxx Global Natural Resources Income ETF	Indxx, Inc.
First Trust Indxx Global Agriculture ETF	Indxx, Inc.
First Trust Indxx NextG ETF	Indxx, Inc.
First Trust S-Network Future Vehicles & Technology ETF	VettaFi LLC
First Trust Cloud Computing ETF	Nasdaq, Inc.
First Trust International Equity Opportunities ETF	IPOX® Schuster LLC
First Trust Nasdaq Cybersecurity ETF	Nasdaq, Inc.
First Trust IPOX® Europe Equity Opportunities ETF	IPOX® Schuster LLC
First Trust Dow Jones International Internet ETF	S&P Dow Jones Indices LLC
First Trust Bloomberg Emerging Market Democracies ETF	Bloomberg Index Services Limited
First Trust Emerging Markets Human Flourishing ETF	Oak City Consulting, LLC
The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreements. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.
J. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
For the Unitary Fee Funds, First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, and excluding fee payments under the Investment Management Agreement, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, and extraordinary expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2025

Breakpoints	RBLD	SKYY	CIBR
Fund net assets up to and including $2.5 billion	0.65000%	0.600%	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%	0.585%	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%	0.570%	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%	0.555%	0.555%
Fund net assets greater than $10 billion up to and including $15 billion	0.58500%	0.540%	0.540%
Fund net assets greater than $15 billion	0.55250%	0.510%	0.510%

Breakpoints	DTRE	FTRI	FTAG	NXTG
Fund net assets up to and including $2.5 billion	0.600%	0.7000%	0.7000%	0.7000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.585%	0.6825%	0.6825%	0.6825%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.570%	0.6650%	0.6650%	0.6650%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.555%	0.6475%	0.6475%	0.6475%
Fund net assets greater than $10 billion	0.540%	0.6300%	0.6300%	0.6300%

Breakpoints	CARZ	FPXI	FPXE	FDNI
Fund net assets up to and including $2.5 billion	0.7000%	0.7000%	0.7000%	0.65000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.6825%	0.6825%	0.6825%	0.63375%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.6650%	0.6650%	0.6650%	0.61750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.6475%	0.6475%	0.6475%	0.60125%
Fund net assets greater than $10 billion	0.6300%	0.6300%	0.6300%	0.58500%

Breakpoints	EMDM	FTHF
Fund net assets up to and including $2.5 billion	0.75000%	0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.73125%	0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.71250%	0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.69375%	0.69375%
Fund net assets greater than $10 billion	0.67500%	0.67500%
For the First Trust STOXX® European Select Dividend Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust Global Wind Energy ETF, and First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (such Funds, the “Expense Cap Funds”), First Trust is paid an annual management fee based on a percentage of each Fund’s average daily net assets and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.40%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.39%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.38%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.37%
Fund net assets greater than $10 billion	0.36%
For the Expense Cap Funds, the Trust and the Advisor have entered into an Expense Reimbursement and Fee Waiver Agreement (“Agreement”) in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed the following amount as a percentage of average daily net assets per year (the “Expense Cap”). The Expense Cap will be in effect until at least January 31, 2027.

Expense Cap
First Trust STOXX® European Select Dividend Index Fund	0.60%
First Trust Dow Jones Global Select Dividend Index Fund	0.60%
First Trust Global Wind Energy ETF	0.60%
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	0.70%
During the fiscal year ended September 30, 2025, FAN and FPXI received a payment from the Advisor in the amount of $140 and $53, respectively, in connection with a trade error.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2025
The Trust has multiple service agreements with BNY. Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal year ended September 30, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust STOXX® European Select Dividend Index Fund	$110,933,708	$106,477,882
First Trust Alerian Disruptive Technology Real Estate ETF	6,089,873	6,042,785
First Trust Dow Jones Global Select Dividend Index Fund	292,698,137	240,587,918
First Trust Global Wind Energy ETF	59,869,806	53,710,837
First Trust Alerian U.S. NextGen Infrastructure ETF	4,188,126	4,195,005
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	755,433,610	617,858,652
First Trust Indxx Global Natural Resources Income ETF	43,622,807	44,313,601
First Trust Indxx Global Agriculture ETF	807,897	808,451
First Trust Indxx NextG ETF	67,126,499	66,817,287
First Trust S-Network Future Vehicles & Technology ETF	14,067,726	14,927,789
First Trust Cloud Computing ETF	1,019,835,378	1,025,765,024
First Trust International Equity Opportunities ETF	168,924,445	170,253,284
First Trust Nasdaq Cybersecurity ETF	1,825,146,671	1,835,122,843
First Trust IPOX® Europe Equity Opportunities ETF	4,592,072	4,597,456
First Trust Dow Jones International Internet ETF	50,885,977	20,705,139
First Trust Bloomberg Emerging Market Democracies ETF	1,958,967	2,116,799
First Trust Emerging Markets Human Flourishing ETF	16,401,066	16,323,941
For the fiscal year ended September 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust STOXX® European Select Dividend Index Fund	$439,921,605	$30,436,297
First Trust Alerian Disruptive Technology Real Estate ETF	—	1,997,622
First Trust Dow Jones Global Select Dividend Index Fund	189,999,273	37,815,148
First Trust Global Wind Energy ETF	27,682,776	47,500,072
First Trust Alerian U.S. NextGen Infrastructure ETF	3,342,298	—
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	1,647,577,712	227,800,077
First Trust Indxx Global Natural Resources Income ETF	8,936,065	49,208,534
First Trust Indxx Global Agriculture ETF	—	—
First Trust Indxx NextG ETF	22,046,497	61,129,805

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2025
	Purchases	Sales
First Trust S-Network Future Vehicles & Technology ETF	$2,760,220	$10,692,610
First Trust Cloud Computing ETF	540,951,986	1,131,223,063
First Trust International Equity Opportunities ETF	—	16,474,265
First Trust Nasdaq Cybersecurity ETF	2,966,047,661	585,568,146
First Trust IPOX® Europe Equity Opportunities ETF	1,511,086	1,579,948
First Trust Dow Jones International Internet ETF	45,326,413	91,022,684
First Trust Bloomberg Emerging Market Democracies ETF	—	—
First Trust Emerging Markets Human Flourishing ETF	532,655	495,514
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2027.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2025
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund II:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of First Trust STOXX® European Select Dividend Index Fund, First Trust Alerian Disruptive Technology Real Estate ETF, First Trust Dow Jones Global Select Dividend Index Fund, First Trust Global Wind Energy ETF, First Trust Alerian U.S. NextGen Infrastructure ETF, First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund, First Trust Indxx Global Natural Resources Income ETF, First Trust Indxx Global Agriculture ETF, First Trust Indxx NextG ETF, First Trust S-Network Future Vehicles & Technology ETF, First Trust Cloud Computing ETF, First Trust International Equity Opportunities ETF, First Trust Nasdaq Cybersecurity ETF, First Trust IPOX® Europe Equity Opportunities ETF, First Trust Dow Jones International Internet ETF, First Trust Bloomberg Emerging Market Democracies ETF, and First Trust Emerging Markets Human Flourishing ETF (the “Funds”), each a series of the First Trust Exchange-Traded Fund II, as of September 30, 2025, the related statements of operations for the year then ended, statements of changes in net assets and financial highlights for each of the periods indicated in the table below; and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 2025, and the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Included in the Trust	Statements of Changes in Net Assets	Financial Highlights
First Trust STOXX® European Select Dividend Index Fund	For the years ended September 30, 2025 and 2024	For the years ended September 30, 2025, 2024, 2023, 2022, and 2021
First Trust Alerian Disruptive Technology Real Estate ETF
First Trust Dow Jones Global Select Dividend Index Fund
First Trust Global Wind Energy ETF
First Trust Alerian U.S. NextGen Infrastructure ETF
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund
First Trust Indxx Global Natural Resources Income ETF
First Trust Indxx Global Agriculture ETF
First Trust Indxx NextG ETF
First Trust S-Network Future Vehicles & Technology ETF
First Trust Cloud Computing ETF
First Trust International Equity Opportunities ETF
First Trust Nasdaq Cybersecurity ETF
First Trust IPOX® Europe Equity Opportunities ETF
First Trust Dow Jones International Internet ETF

Report of Independent Registered Public Accounting Firm (Continued)
Individual Funds Included in the Trust	Statements of Changes in Net Assets	Financial Highlights
First Trust Bloomberg Emerging Market Democracies ETF	For the years ended September 30, 2025 and 2024	For the years ended September 30, 2025, 2024, and for the period from March 2, 2023 (commencement of investment operations) through September 30, 2023
First Trust Emerging Markets Human Flourishing ETF	For the year ended September 30, 2025, and for the period from October 30, 2023 (commencement of investment operations) through September 30, 2024
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
November 19, 2025
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded Fund II
September 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal year ended September 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund II (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	183,255,235 2,032,763
Thomas J. Driscoll** Votes For Votes Withheld	183,447,939 1,840,059
Richard E. Erickson* Votes For Votes Withheld	183,115,156 2,172,842
Thomas R. Kadlec* Votes For Votes Withheld	182,950,349 2,337,649
Denise M. Keefe*** Votes For Votes Withheld	183,413,269 1,874,729
Robert F. Keith* Votes For Votes Withheld	183,207,787 2,080,211
Niel B. Nielson* Votes For Votes Withheld	183,162,299 2,125,699
Bronwyn Wright*** Votes For Votes Withheld	93,673,484 91,614,514

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
For the Expense Cap Funds (as defined in the Notes to Financial Statements), the applicable aggregate remuneration paid by each Fund during the period covered by the report is included in the Statements of Operations. For the Unitary Fee Funds (as defined in the Notes to Financial Statements), Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.

Other Information (Continued)
First Trust Exchange-Traded Fund II
September 30, 2025 (Unaudited)
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
FIRST TRUST EXCHANGE-TRADED FUND II
(Unitary Fee Funds)
The Board of Trustees of First Trust Exchange-Traded Fund II (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements (as applicable to a specific Fund, the “Agreement” and collectively, the “Agreements”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
First Trust Cloud Computing ETF (SKYY)
First Trust Dow Jones International Internet ETF (FDNI)
First Trust Emerging Markets Human Flourishing ETF (FTHF)
First Trust Indxx Global Agriculture ETF (FTAG)
First Trust Indxx Global Natural Resources Income ETF (FTRI)
First Trust Indxx NextG ETF (NXTG)
First Trust International Equity Opportunities ETF (FPXI)
First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
First Trust Nasdaq Cybersecurity ETF (CIBR)
First Trust S-Network Future Vehicles & Technology ETF (CARZ)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2026 at a meeting held on June 8–9, 2025. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2025 and June 8–9, 2025, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 22, 2025, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8–9, 2025 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.

Other Information (Continued)
First Trust Exchange-Traded Fund II
September 30, 2025 (Unaudited)
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 22, 2025 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by each Fund under the applicable Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the applicable Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio of FPXE was below the median total (net) expense ratio of the peer funds in its respective Expense Group and that the total (net) expense ratio of each other Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information for periods ended December 31, 2024 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. With respect to DTRE, the Board noted that during 2021, it approved changes to the Fund’s investment objective and, effective September 29, 2022, the Fund changed its name and ticker symbol and began tracking the Alerian Disruptive Technology Real Estate Index, and that the performance information included a blend of the old and new indexes. With respect to RBLD, the Board noted that during 2021, it approved changes to the Fund’s investment objective and, effective August 1, 2022, the Fund changed its name and ticker symbol and began tracking the Alerian U.S. NextGen Infrastructure Index, and that the performance information included a blend of the old and new indexes. With respect to CARZ, the Board noted that during 2021, it approved changes to the Fund’s investment objective and, effective January 26, 2022, the Fund changed its name and began tracking the S-Network Electric & Future Vehicle Ecosystem Index, and that the performance information included a blend of the old and new indexes. With respect to NXTG, the Board noted that during 2019, it approved changes to the Fund’s investment objective and, effective May 29, 2019, the Fund changed its name and ticker symbol and began tracking the Indxx 5G & NextG Thematic Index, and that the performance information included a blend of the old and new indexes. With respect to FTRI and FTAG, the Board noted that during 2015, shareholders of each Fund approved changes to each Fund’s investment objective and, effective December 18, 2015, each Fund changed its name and ticker symbol, FTRI began tracking the Indxx Global Natural Resources Income Index and FTAG began tracking the Indxx Global Agricultural Index, and that the performance information included a blend of the old and new indexes. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range and noted the Advisor’s

Other Information (Continued)
First Trust Exchange-Traded Fund II
September 30, 2025 (Unaudited)
discussion of NXTG’s correlation at the April 22, 2025 meeting. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a broad-based benchmark index. However, given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2024 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
FIRST TRUST EXCHANGE-TRADED FUND II
(Non-Unitary Fee Funds)
The Board of Trustees of First Trust Exchange-Traded Fund II (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Dow Jones Global Select Dividend Index Fund (FGD)
First Trust Global Wind Energy ETF (FAN)
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
First Trust STOXX® European Select Dividend Index Fund (FDD)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2026 at a meeting held on June 8–9, 2025. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2025 and June 8–9, 2025, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by

Other Information (Continued)
First Trust Exchange-Traded Fund II
September 30, 2025 (Unaudited)
the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 22, 2025, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8–9, 2025 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s advisory fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 22, 2025 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the advisory fee rate schedule payable by each Fund under the Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for each Fund through January 31, 2027. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund’s Expense Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio of FGD was below the median total (net) expense ratio of the peer funds in its respective Expense Group and that the total (net) expense ratio of each other Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the advisory fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information for periods ended December 31, 2024 regarding the performance of each Fund’s underlying index, the

Other Information (Continued)
First Trust Exchange-Traded Fund II
September 30, 2025 (Unaudited)
correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a broad-based benchmark index. However, given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the fees, expenses and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the advisory fee rate schedule for each Fund includes breakpoints pursuant to which the advisory fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board concluded that the advisory fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2024 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Remuneration Disclosure Under the Alternative Investment Fund Managers Directive
First Trust Advisors L.P. (“First Trust”) is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain First Trust Exchange-Traded Fund II funds it manages (the “Funds”) in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the “Directive”). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust’s interpretation of currently available regulatory guidance on remuneration disclosures.
During the year ended December 31, 2024, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $5,385,542. This figure is comprised of $217,077 paid (or to be paid) in fixed compensation and $5,168,465 paid (or to be paid) in variable compensation. There were a total of 24 beneficiaries of the remuneration described above. Those amounts include $2,823,132 paid (or to be paid) to senior management of First Trust Advisors L.P. and $2,562,410 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Funds (collectively, “Code Staff”).
Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust’s remuneration policy (the “Remuneration Policy”) which is determined and implemented by First Trust’s senior management. The Remuneration Policy reflects First Trust’s ethos of good governance and encapsulates the following principal objectives:
i.
to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;
ii.
to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and

Other Information (Continued)
First Trust Exchange-Traded Fund II
September 30, 2025 (Unaudited)
iii.
to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First Trust in a manner that avoids conflicts of interest.
First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.
First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Funds.
The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.
No individual is involved in setting his or her own remuneration.
Federal Tax Information
For the taxable year ended September 30, 2025, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Dividends Received Deduction
First Trust STOXX® European Select Dividend Index Fund	0.00%
First Trust Alerian Disruptive Technology Real Estate ETF	0.00%
First Trust Dow Jones Global Select Dividend Index Fund	10.90%
First Trust Global Wind Energy ETF	11.81%
First Trust Alerian U.S. NextGen Infrastructure ETF	100.00%
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	20.00%
First Trust Indxx Global Natural Resources Income ETF	25.58%
First Trust Indxx Global Agriculture ETF	19.00%
First Trust Indxx NextG ETF	16.91%
First Trust S-Network Future Vehicles & Technology ETF	22.46%
First Trust Cloud Computing ETF	0.00%
First Trust International Equity Opportunities ETF	7.43%
First Trust Nasdaq Cybersecurity ETF	100.00%
First Trust IPOX® Europe Equity Opportunities ETF	3.49%
First Trust Dow Jones International Internet ETF	0.00%
First Trust Bloomberg Emerging Market Democracies ETF	0.00%
First Trust Emerging Markets Human Flourishing ETF	0.00%
For the taxable year ended September 30, 2025, the following percentages of income dividends paid by the Funds are hereby designated as qualified dividend income:

Qualified Dividend Income
First Trust STOXX® European Select Dividend Index Fund	100.00%
First Trust Alerian Disruptive Technology Real Estate ETF	10.69%
First Trust Dow Jones Global Select Dividend Index Fund	75.28%
First Trust Global Wind Energy ETF	94.01%
First Trust Alerian U.S. NextGen Infrastructure ETF	100.00%
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	100.00%
First Trust Indxx Global Natural Resources Income ETF	87.47%

Other Information (Continued)
First Trust Exchange-Traded Fund II
September 30, 2025 (Unaudited)
Qualified Dividend Income
First Trust Indxx Global Agriculture ETF	100.00%
First Trust Indxx NextG ETF	79.67%
First Trust S-Network Future Vehicles & Technology ETF	54.98%
First Trust Cloud Computing ETF	0.00%
First Trust International Equity Opportunities ETF	100.00%
First Trust Nasdaq Cybersecurity ETF	100.00%
First Trust IPOX® Europe Equity Opportunities ETF	100.00%
First Trust Dow Jones International Internet ETF	8.72%
First Trust Bloomberg Emerging Market Democracies ETF	40.58%
First Trust Emerging Markets Human Flourishing ETF	63.60%
A portion of each of the Funds’ 2025 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended September 30, 2025, may be eligible for the Qualified Business Income (QBI) Deduction under the Internal Revenue Code of 1986, as amended (the “Code”), Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.
The following Funds meet the requirements of Section 853 of the Code and elect to pass through to their shareholders credit for foreign taxes paid. For the taxable year ended September 30, 2025, the total amounts of income received by the Funds from sources within foreign countries and possessions of the United States and of taxes paid to such countries are as follows:

	Gross Foreign Income		Foreign Taxes Paid
	Amount	Per Share	Amount	Per Share
First Trust STOXX® European Select Dividend Index Fund	$25,002,208	$0.61	$470,545	$0.01
First Trust Dow Jones Global Select Dividend Index Fund	36,721,294	1.18	1,735,858	0.06
First Trust Global Wind Energy ETF	2,587,566	0.27	258,094	0.03
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	32,818,982	1.27	1,941,669	0.08
First Trust Indxx Global Natural Resources Income ETF	1,878,077	0.27	319,109	0.05
First Trust Indxx Global Agriculture ETF	185,795	0.77	18,735	0.08
First Trust Indxx NextG ETF	7,167,189	1.81	1,026,915	0.26
First Trust International Equity Opportunities ETF	1,858,915	0.70	186,333	0.07
First Trust IPOX® Europe Equity Opportunities ETF	113,704	0.76	15,236	0.10
First Trust Dow Jones International Internet ETF	269,374	0.22	5,099	0.00 *
First Trust Bloomberg Emerging Market Democracies ETF	335,308	0.96	38,673	0.11
First Trust Emerging Markets Human Flourishing ETF	1,658,025	0.92	227,255	0.13
* Amount is less than $0.01.
Disclaimers
First Trust Cloud Computing ETF
First Trust Nasdaq Cybersecurity ETF
Nasdaq®, ISE CTA Cloud ComputingTM Index, and Nasdaq CTA CybersecurityTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund
First Trust Global Wind Energy ETF
Nasdaq®, Clean Edge®, Nasdaq Clean Edge Smart Grid InfrastructureTM Index, and ISE Clean Edge Global Wind EnergyTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with

Other Information (Continued)
First Trust Exchange-Traded Fund II
September 30, 2025 (Unaudited)
its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust Dow Jones Global Select Dividend Index Fund
First Trust Dow Jones International Internet ETF
Dow Jones Global Select Dividend Index and Dow Jones International Internet Index (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
First Trust Alerian Disruptive Technology Real Estate ETF
First Trust Alerian U.S. NextGen Infrastructure ETF
Alerian, Alerian Disruptive Technology Real Estate Index and Alerian U.S. NextGen Infrastructure Index (“the Alerian Indexes”) are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Funds are not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Alerian Indexes to track general market performances. VettaFi’s only relationship to the Funds is the licensing of the service marks and the Alerian Indexes, which is determined, composed and calculated by VettaFi without regard to First Trust Advisors L.P. or the Funds. VettaFi is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds issued by First Trust Advisors L.P. VettaFi has no obligation or liability in connection with the issuance, administration, marketing or trading of the Funds.
First Trust Indxx Global Agriculture ETF
First Trust Indxx Global Natural Resources Income ETF
First Trust Indxx NextG ETF
Indxx, Indxx Global Agriculture Index, Indxx Global Natural Resources Income Index and Indxx 5G & NextG Thematic IndexSM (“Indxx Indexes”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such products. The Indxx Indexes are determined, composed and calculated by Indxx without regard to First Trust or the Funds.
First Trust International Equity Opportunities ETF
First Trust IPOX® Europe Equity Opportunities ETF
IPOX®, IPOX® International Index, and IPOX®-100 Europe Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Funds are not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Funds. IPOX® is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.
First Trust STOXX® European Select Dividend Index Fund
The STOXX® Europe Select Dividend 30 Index (“STOXX Index”) is the intellectual property (including registered trademarks) of STOXX Ltd., Zug, Switzerland (“STOXX”), Deutsche Börse Group or their licensors, which is used under license. The Fund is neither sponsored nor promoted, distributed or in any other manner supported by STOXX, Deutsche Börse Group or their licensors, research partners or data providers and STOXX, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, and exclude any liability (whether in negligence or otherwise) with respect thereto generally or specifically in relation to any errors, omissions or interruptions in the STOXX Index or its data.

Other Information (Continued)
First Trust Exchange-Traded Fund II
September 30, 2025 (Unaudited)
First Trust S-Network Future Vehicles & Technology ETF
S-Network and S-Network Electric & Future Vehicle Ecosystem Index are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance. VettaFi’s only relationship to the Fund is the licensing of the service marks and the Index, which is determined, composed and calculated by VettaFi without regard to First Trust Advisors L.P. or the Fund. VettaFi is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund issued by First Trust Advisors L.P. VettaFi has no obligation or liability in connection with the issuance, administration, marketing or trading of the Fund.
First Trust Bloomberg Emerging Market Democracies ETF
“Bloomberg®” and Bloomberg Emerging Market Democracies Index referenced herein (the “Indices” and each such index, an “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider”), and have been licensed for use for certain purposes to First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee or a Third Party Provider, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.
First Trust Emerging Markets Human Flourishing ETF
Oak City Consulting, LLC (“Licensor”) and the Emerging Markets Human Flourishing Index (“index”) are trademarks of the Licensor and have been licensed for use for certain purposes by First Trust Advisors L.P. The First Trust Emerging Markets Human Flourishing ETF is based on the index and is not sponsored, endorsed, sold or promoted by Licensor, and Licensor makes no representation regarding the advisability of trading in such product.

Annual Financial Statements and Other Information
For the Period Ended September 30, 2025

First Trust Exchange-Traded Fund II
Book 2

First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)
First Trust Indxx Metaverse ETF (ARVR)
First Trust Bloomberg Artificial Intelligence ETF (FAI)
First Trust Bloomberg Nuclear Power ETF (RCTR)

Table of Contents
First Trust Exchange-Traded Fund II
Annual Financial Statements and Other Information
September 30, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund II (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
COMMON STOCKS — 99.9%
	Biotechnology — 9.1%
1,805	Exact Sciences Corp. (a)	$98,752
621	Natera, Inc. (a)	99,962
525	Twist Bioscience Corp. (a)	14,774
707	Veracyte, Inc. (a)	24,271
		237,759
	Health Care Equipment & Supplies — 47.0%
736	Align Technology, Inc. (a)	92,162
1,779	Alphatec Holdings, Inc. (a)	25,867
551	Beta Bionics, Inc. (a)	10,948
2,775	Dexcom, Inc. (a)	186,730
363	Establishment Labs Holdings, Inc. (a)	14,879
1,276	Globus Medical, Inc., Class A (a)	73,077
1,557	Hologic, Inc. (a)	105,082
257	Inspire Medical Systems, Inc. (a)	19,069
308	Insulet Corp. (a)	95,089
442	Intuitive Surgical, Inc. (a)	197,676
289	iRhythm Technologies, Inc. (a)	49,705
488	Masimo Corp. (a)	72,005
538	PROCEPT BioRobotics Corp. (a)	19,201
544	QuidelOrtho Corp. (a)	16,021
762	ResMed, Inc.	208,582
700	Tandem Diabetes Care, Inc. (a)	8,498
292	TransMedics Group, Inc. (a)	32,762
		1,227,353
	Health Care Providers & Services — 11.1%
1,448	Guardant Health, Inc. (a)	90,471
2,195	Hims & Hers Health, Inc. (a)	124,500
199	Hinge Health, Inc., Class A (a)	9,767
2,257	LifeStance Health Group, Inc. (a)	12,414
1,339	NeoGenomics, Inc. (a)	10,337
1,068	Privia Health Group, Inc. (a)	26,593
677	Progyny, Inc. (a)	14,569
		288,651
	Health Care Technology — 13.8%
1,395	Doximity, Inc., Class A (a)	102,045
587	Schrodinger, Inc. (a)	11,775
1,978	Teladoc Health, Inc. (a)	15,290
777	Veeva Systems, Inc., Class A (a)	231,476
		360,586
	Insurance — 1.8%
2,466	Oscar Health, Inc., Class A (a)	46,681
Shares	Description	Value

	Life Sciences Tools & Services — 17.1%
1,012	10X Genomics, Inc., Class A (a)	$11,830
1,789	Adaptive Biotechnologies Corp. (a)	26,763
1,046	Illumina, Inc. (a)	99,339
1,096	IQVIA Holdings, Inc. (a)	208,174
2,248	QIAGEN N.V.	100,441
		446,547
	Total Common Stocks	2,607,577
	(Cost $2,649,391)
MONEY MARKET FUNDS — 0.2%
4,065	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.99% (b)	4,065
	(Cost $4,065)

	Total Investments — 100.1%	2,611,642
	(Cost $2,653,456)
	Net Other Assets and Liabilities — (0.1)%	(1,402)
	Net Assets — 100.0%	$2,610,240

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,607,577	$ 2,607,577	$ —	$ —
Money Market Funds	4,065	4,065	—	—
Total Investments	$2,611,642	$2,611,642	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Indxx Metaverse ETF (ARVR)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
COMMON STOCKS (a) — 99.9%
	Communications Equipment — 1.1%
8,444	Sercomm Corp. (TWD)	$27,982
	Electronic Equipment, Instruments & Components — 6.0%
707	Amphenol Corp., Class A	87,491
66,383	AUO Corp. (TWD)	29,731
2,884	Sunny Optical Technology Group Co., Ltd. (HKD)	33,521
		150,743
	Entertainment — 32.3%
2,332	Capcom Co., Ltd. (JPY)	63,439
1,730	DeNA Co., Ltd. (JPY)	27,134
460	Electronic Arts, Inc.	92,782
1,482	GungHo Online Entertainment, Inc. (JPY)	27,118
1,936	Koei Tecmo Holdings Co., Ltd. (JPY)	25,201
1,162	Mixi, Inc. (JPY)	24,987
2,739	NetEase, Inc. (HKD)	83,346
56	Netflix, Inc. (b)	67,139
615	Netmarble Corp. (KRW) (c) (d)	27,045
3,612	Nexon Co., Ltd. (JPY)	79,306
840	Nintendo Co., Ltd. (JPY)	72,733
662	ROBLOX Corp., Class A (b)	91,700
1,230	Square Enix Holdings Co., Ltd. (JPY)	26,466
296	Take-Two Interactive Software, Inc. (b)	76,474
2,519	Ubisoft Entertainment S.A. (EUR) (b)	28,788
		813,658
	Health Care Technology — 1.0%
3,157	Teladoc Health, Inc. (b)	24,404
	Household Durables — 3.3%
2,870	Sony Group Corp. (JPY)	82,654
	Insurance — 0.1%
2,870	Sony Financial Group, Inc. (JPY) (b)	3,183
	Interactive Media & Services — 9.4%
1,306	Grindr, Inc. (b)	19,616
96	Meta Platforms, Inc., Class A	70,500
7,446	Snap, Inc., Class A (b)	57,409
1,050	Tencent Holdings Ltd. (HKD)	89,457
		236,982
Shares	Description	Value

	Semiconductors & Semiconductor Equipment — 28.4%
482	Advanced Micro Devices, Inc. (b)	$77,983
2,920	Intel Corp. (b)	97,966
926	Microchip Technology, Inc.	59,468
565	Micron Technology, Inc.	94,536
424	NVIDIA Corp.	79,110
3,873	Pixart Imaging, Inc. (TWD)	30,816
437	QUALCOMM, Inc.	72,699
2,106	STMicroelectronics N.V. (EUR)	58,958
303	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	84,625
317	Texas Instruments, Inc.	58,242
		714,403
	Software — 12.4%
187	Adobe, Inc. (b)	65,964
139	Microsoft Corp.	71,995
123	Synopsys, Inc. (b)	60,687
954	Unity Software, Inc. (b)	38,198
927	Zoom Communications, Inc. (b)	76,478
		313,322
	Technology Hardware, Storage & Peripherals — 5.9%
327	Apple, Inc.	83,264
9,529	Xiaomi Corp., Class B (HKD) (b) (c) (d)	66,123
		149,387
	Total Common Stocks	2,516,718
	(Cost $2,112,046)
MONEY MARKET FUNDS — 0.1%
3,379	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (e)	3,379
	(Cost $3,379)

	Total Investments — 100.0%	2,520,097
	(Cost $2,115,425)
	Net Other Assets and Liabilities — 0.0%	231
	Net Assets — 100.0%	$2,520,328

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
See Notes to Financial Statements

First Trust Indxx Metaverse ETF (ARVR)
Portfolio of Investments (Continued)
September 30, 2025
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of September 30, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
EUR	– Euro
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	64.0%
JPY	17.1
HKD	10.8
TWD	3.5
EUR	3.5
KRW	1.1
Total	100.0%

Country Allocation†	% of Net Assets
United States	60.6%
Japan	17.2
Cayman Islands	10.8
Taiwan	6.9
Netherlands	2.3
France	1.1
South Korea	1.1
Total Investments	100.0
Net Other Assets and Liabilities	0.0††
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
††	Amount is less than 0.1%.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,516,718	$ 2,516,718	$ —	$ —
Money Market Funds	3,379	3,379	—	—
Total Investments	$2,520,097	$2,520,097	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Bloomberg Artificial Intelligence ETF (FAI)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
COMMON STOCKS (a) — 99.8%
	Broadline Retail — 7.1%
8,253	Amazon.com, Inc. (b)	$1,812,111
	Communications Equipment — 1.7%
2,950	Arista Networks, Inc. (b)	429,845
	Electrical Equipment — 0.6%
1,119	Vertiv Holdings Co., Class A	168,812
	Interactive Media & Services — 17.1%
10,269	Alphabet, Inc., Class A	2,496,394
2,563	Meta Platforms, Inc., Class A	1,882,216
		4,378,610
	IT Services — 4.5%
273	MongoDB, Inc. (b)	84,734
986	Okta, Inc. (b)	90,416
3,526	Shopify, Inc., Class A (CAD) (b)	523,846
1,757	Snowflake, Inc. (b)	396,291
351	Wix.com Ltd. (b)	62,348
		1,157,635
	Semiconductors & Semiconductor Equipment — 35.6%
6,683	Advanced Micro Devices, Inc. (b)	1,081,243
857	Ambarella, Inc. (b)	70,720
134	ASM International N.V. (EUR)	80,361
1,185	ASML Holding N.V. (EUR)	1,152,097
769	Astera Labs, Inc. (b)	150,570
404	BE Semiconductor Industries N.V. (EUR)	60,167
3,351	Broadcom, Inc.	1,105,528
5,176	Marvell Technology, Inc.	435,146
4,047	MediaTek, Inc. (TWD)	174,611
3,341	Micron Technology, Inc.	559,016
140	Monolithic Power Systems, Inc.	128,890
11,570	NVIDIA Corp.	2,158,731
3,273	QUALCOMM, Inc.	544,496
1,459	SK Hynix, Inc. (KRW)	361,357
24,570	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	1,052,033
		9,114,966
	Software — 32.7%
2,430	Adobe, Inc. (b)	857,182
485	Atlassian Corp., Class A (b)	77,454
1,731	Box, Inc., Class A (b)	55,859
2,237	C3.ai, Inc., Class A (b)	38,790
819	Cadence Design Systems, Inc. (b)	287,682
Shares	Description	Value

	Software (Continued)
715	CrowdStrike Holdings, Inc., Class A (b)	$350,622
1,819	Datadog, Inc., Class A (b)	259,026
2,056	Dropbox, Inc., Class A (b)	62,112
1,017	Dynatrace, Inc. (b)	49,274
1,245	Gitlab, Inc., Class A (b)	56,125
818	Intuit, Inc.	558,620
3,694	Microsoft Corp.	1,913,307
3,885	Oracle Corp.	1,092,617
6,862	Palantir Technologies, Inc., Class A (b)	1,251,766
381	Qualys, Inc. (b)	50,418
3,122	SentinelOne, Inc., Class A (b)	54,978
883	ServiceNow, Inc. (b)	812,607
459	Synopsys, Inc. (b)	226,466
1,062	Trend Micro, Inc. (JPY)	58,168
4,333	UiPath, Inc., Class A (b)	57,976
1,434	Zoom Communications, Inc. (b)	118,305
289	Zscaler, Inc. (b)	86,602
		8,375,956
	Technology Hardware, Storage & Peripherals — 0.5%
609	NetApp, Inc.	72,142
1,328	Super Micro Computer, Inc. (b)	63,664
		135,806

	Total Investments — 99.8%	25,573,741
	(Cost $22,596,767)
	Net Other Assets and Liabilities — 0.2%	47,808
	Net Assets — 100.0%	$25,621,549

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.

Abbreviations throughout the Portfolio of Investments:
CAD	– Canadian Dollar
EUR	– Euro
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar
See Notes to Financial Statements

First Trust Bloomberg Artificial Intelligence ETF (FAI)
Portfolio of Investments (Continued)
September 30, 2025

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 25,573,741	$ 25,573,741	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Bloomberg Nuclear Power ETF (RCTR)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
COMMON STOCKS (a) — 99.6%
	Aerospace & Defense — 13.7%
4,770	Babcock International Group PLC (GBP)	$85,322
1,317	BWX Technologies, Inc.	242,815
384	Huntington Ingalls Industries, Inc.	110,557
14,367	Rolls-Royce Holdings PLC (GBP)	229,934
		668,628
	Commercial Services & Supplies — 0.2%
258	KEPCO Plant Service & Engineering Co., Ltd. (KRW)	8,762
	Construction & Engineering — 3.1%
684	Aecon Group, Inc. (CAD)	11,707
693	AtkinsRealis Group, Inc. (CAD)	50,014
639	Hyundai Engineering & Construction Co., Ltd. (KRW)	24,776
306	KEPCO Engineering & Construction Co., Inc. (KRW)	18,277
4,953	Worley Ltd. (AUD)	46,047
		150,821
	Electric Utilities — 32.0%
3,228	CEZ A/S (CZK)	200,363
603	Constellation Energy Corp.	198,429
1,605	Duke Energy Corp.	198,619
2,301	Entergy Corp.	214,430
4,233	Fortum Oyj (EUR)	80,038
9,100	Kansai Electric Power (The) Co., Inc. (JPY)	130,360
2,607	Korea Electric Power Corp. (KRW)	66,984
4,500	Kyushu Electric Power Co., Inc. (JPY)	45,020
2,154	Oklo, Inc. (b)	240,451
2,061	Southern (The) Co.	195,321
		1,570,015
	Electrical Equipment — 14.2%
30,000	Dongfang Electric Corp., Ltd., Class H (HKD)	64,033
4,284	Doosan Enerbility Co., Ltd. (KRW) (b)	191,445
364	GE Vernova, Inc.	223,824
2,376	NuScale Power Corp. (b)	85,536
248,994	Shanghai Electric Group Co., Ltd., Class H (HKD) (b)	130,545
		695,383
Shares	Description	Value

	Independent Power and Renewable Electricity Producers — 7.7%
343,490	CGN Power Co., Ltd., Class H (HKD) (c) (d)	$127,563
83,998	Huaneng Power International, Inc., Class H (HKD)	58,503
981	Vistra Corp.	192,197
		378,263
	Industrial Conglomerates — 3.6%
6,700	Hitachi Ltd. (JPY)	178,051
	Machinery — 5.9%
4,200	IHI Corp. (JPY)	78,385
8,100	Mitsubishi Heavy Industries Ltd. (JPY)	212,462
		290,847
	Metals & Mining — 4.3%
7,437	BHP Group Ltd. (AUD)	209,293
	Oil, Gas & Consumable Fuels — 14.9%
7,938	Boss Energy Ltd. (AUD) (b)	10,820
2,577	Cameco Corp. (CAD)	216,278
309	Centrus Energy Corp., Class A (b)	95,812
44,998	CGN Mining Co., Ltd. (HKD)	18,214
17,856	Denison Mines Corp. (CAD) (b)	49,140
3,828	Energy Fuels, Inc. (CAD) (b)	58,780
10,485	NexGen Energy Ltd. (CAD) (b)	93,873
7,479	Paladin Energy Ltd. (AUD) (b)	41,175
8,421	Uranium Energy Corp. (b)	112,336
4,224	Yellow Cake PLC (GBP) (b) (c) (d)	32,409
		728,837

	Total Investments — 99.6%	4,878,900
	(Cost $4,628,804)
	Net Other Assets and Liabilities — 0.4%	20,891
	Net Assets — 100.0%	$4,899,791

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
See Notes to Financial Statements

First Trust Bloomberg Nuclear Power ETF (RCTR)
Portfolio of Investments (Continued)
September 30, 2025
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CZK	– Czech Koruna
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	43.2%
JPY	13.2
CAD	9.8
HKD	8.2
GBP	7.1
KRW	6.4
AUD	6.3
CZK	4.1
EUR	1.7
Total	100.0%

Country Allocation†	% of Net Assets
United States	43.1%
Japan	13.1
Canada	9.8
China	7.8
United Kingdom	6.4
South Korea	6.3
Australia	6.3
Czech Republic	4.1
Finland	1.6
Jersey	0.7
Cayman Islands	0.4
Total Investments	99.6
Net Other Assets and Liabilities	0.4
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,878,900	$ 4,878,900	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Assets and Liabilities
September 30, 2025

	First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)	First Trust Indxx Metaverse ETF (ARVR)	First Trust Bloomberg Artificial Intelligence ETF (FAI)	First Trust Bloomberg Nuclear Power ETF (RCTR)
ASSETS:
Investments, at value	$2,611,642	$2,520,097	$25,573,741	$4,878,900
Cash	—	—	54,861	18,132
Foreign currency, at value	—	35	94,376	179
Receivables:
Dividends	8	1,606	3,813	4,757
Capital shares sold	—	—	1,155	—
Total Assets	2,611,650	2,521,738	25,727,946	4,901,968

LIABILITIES:
Payables:
Investment advisory fees	1,410	1,410	11,961	2,177
Investment securities purchased	—	—	94,363	—
Other liabilities	—	—	73	—
Total Liabilities	1,410	1,410	106,397	2,177
NET ASSETS	$2,610,240	$2,520,328	$25,621,549	$4,899,791

NET ASSETS consist of:
Paid-in capital	$2,881,254	$2,237,249	$22,803,090	$4,639,543
Par value	1,500	500	6,500	1,500
Accumulated distributable earnings (loss)	(272,514)	282,579	2,811,959	258,748
NET ASSETS	$2,610,240	$2,520,328	$25,621,549	$4,899,791
NET ASSET VALUE, per share	$17.40	$50.40	$39.42	$32.66
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	150,002	50,002	650,002	150,002
Investments, at cost	$2,653,456	$2,115,425	$22,596,767	$4,628,804
Foreign currency, at cost (proceeds)	$—	$35	$94,376	$179
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Operations
For the Period Ended September 30, 2025

	First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)	First Trust Indxx Metaverse ETF (ARVR)	First Trust Bloomberg Artificial Intelligence ETF (FAI) (a)	First Trust Bloomberg Nuclear Power ETF (RCTR) (b)
INVESTMENT INCOME:
Dividends	$5,743	$32,814	$40,661	$12,661
Foreign withholding tax	(130)	(2,661)	(2,771)	(472)
Total investment income	5,613	30,153	37,890	12,189

EXPENSES:
Investment advisory fees	18,380	22,110	54,949	3,813
Other expenses	261	165	862	—
Total expenses	18,641	22,275	55,811	3,813
NET INVESTMENT INCOME (LOSS)	(13,028)	7,878	(17,921)	8,376

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(87,971)	(121,239)	(163,586)	—
In-kind redemptions	236,265	486,324	746,654	—
Foreign currency transactions	—	(888)	(2,415)	248
Net realized gain (loss)	148,294	364,197	580,653	248
Net change in unrealized appreciation (depreciation) on:
Investments	(57,470)	329,423	2,976,974	250,096
Foreign currency translation	—	14	(228)	28
Net change in unrealized appreciation (depreciation)	(57,470)	329,437	2,976,746	250,124
NET REALIZED AND UNREALIZED GAIN (LOSS)	90,824	693,634	3,557,399	250,372
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$77,796	$701,512	$3,539,478	$258,748

(a)	Inception date is November 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is July 30, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Changes in Net Assets

	First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)		First Trust Indxx Metaverse ETF (ARVR)
	Year Ended 9/30/2025	Year Ended 9/30/2024	Year Ended 9/30/2025	Year Ended 9/30/2024
OPERATIONS:
Net investment income (loss)	$(13,028)	$(12,059)	$7,878	$4,948
Net realized gain (loss)	148,294	345,109	364,197	324,982
Net change in unrealized appreciation (depreciation)	(57,470)	248,472	329,437	145,239
Net increase (decrease) in net assets resulting from operations	77,796	581,522	701,512	475,169

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	—	(28,440)	(3,710)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	845,307	6,566,924	3,794,091	5,318,584
Cost of shares redeemed	(870,399)	(5,295,678)	(5,724,986)	(3,466,788)
Net increase (decrease) in net assets resulting from shareholder transactions	(25,092)	1,271,246	(1,930,895)	1,851,796
Total increase (decrease) in net assets	52,704	1,852,768	(1,257,823)	2,323,255

NET ASSETS:
Beginning of period	2,557,536	704,768	3,778,151	1,454,896
End of period	$2,610,240	$2,557,536	$2,520,328	$3,778,151

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	150,002	50,002	100,002	50,002
Shares sold	50,000	450,000	100,000	150,000
Shares redeemed	(50,000)	(350,000)	(150,000)	(100,000)
Shares outstanding, end of period	150,002	150,002	50,002	100,002

(a)	Inception date is November 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is July 30, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Bloomberg Artificial Intelligence ETF (FAI)	First Trust Bloomberg Nuclear Power ETF (RCTR)
Period Ended 9/30/2025 (a)	Period Ended 9/30/2025 (b)

$(17,921)	$8,376
580,653	248
2,976,746	250,124
3,539,478	258,748

(600)	—

25,475,758	4,641,043
(3,393,087)	—
22,082,671	4,641,043
25,621,549	4,899,791

—	—
$25,621,549	$4,899,791

—	—
750,002	150,002
(100,000)	—
650,002	150,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights
For a share outstanding throughout each period
First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)

	Year Ended September 30,			Period Ended 9/30/2022 (a)
	2025	2024	2023
Net asset value, beginning of period	$17.05	$14.09	$14.17	$20.44
Income from investment operations:
Net investment income (loss)	(0.08) (b)	(0.09) (b)	(0.10) (b)	(0.10)
Net realized and unrealized gain (loss)	0.43	3.05	0.02	(6.17)
Total from investment operations	0.35	2.96	(0.08)	(6.27)
Net asset value, end of period	$17.40	$17.05	$14.09	$14.17
Total return (c)	2.05%	21.01%	(0.56)%	(30.68)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,610	$2,558	$705	$708
Ratio of total expenses to average net assets	0.66% (d)	0.65%	0.65%	0.65% (e)
Ratio of net investment income (loss) to average net assets	(0.46)%	(0.55)%	(0.58)%	(0.61)% (e)
Portfolio turnover rate (f)	12%	16%	18%	5%

(a)	Inception date is March 22, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx Metaverse ETF (ARVR)

	Year Ended September 30,			Period Ended 9/30/2022 (a)
	2025	2024	2023
Net asset value, beginning of period	$37.78	$29.10	$22.34	$30.21
Income from investment operations:
Net investment income (loss)	0.10 (b)	0.07 (b)	0.10 (b)	0.06
Net realized and unrealized gain (loss)	12.80	8.66	6.74	(7.93)
Total from investment operations	12.90	8.73	6.84	(7.87)
Distributions paid to shareholders from:
Net investment income	(0.28)	(0.05)	(0.08)	—
Net asset value, end of period	$50.40	$37.78	$29.10	$22.34
Total return (c)	34.40%	30.01%	30.66%	(26.05)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,520	$3,778	$1,455	$1,117
Ratio of total expenses to average net assets	0.71% (d)	0.70%	0.70%	0.70% (e)
Ratio of net investment income (loss) to average net assets	0.25%	0.20%	0.35%	0.28% (e)
Portfolio turnover rate (f)	51%	39%	31%	11%

(a)	Inception date is April 19, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout the period
First Trust Bloomberg Artificial Intelligence ETF (FAI)

Period Ended 9/30/2025 (a)

Net asset value, beginning of period	$29.84
Income from investment operations:
Net investment income (loss) (b)	(0.06)
Net realized and unrealized gain (loss)	9.65
Total from investment operations	9.59
Distributions paid to shareholders from:
Net investment income	(0.01)
Net asset value, end of period	$39.42
Total return (c)	32.16%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$25,622
Ratio of total expenses to average net assets	0.66% (d) (e)
Ratio of net investment income (loss) to average net assets	(0.21)% (d)
Portfolio turnover rate (f)	10%

(a)	Inception date is November 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout the period
First Trust Bloomberg Nuclear Power ETF (RCTR)

Period Ended 9/30/2025 (a)

Net asset value, beginning of period	$30.22
Income from investment operations:
Net investment income (loss) (b)	0.08
Net realized and unrealized gain (loss)	2.36
Total from investment operations	2.44
Net asset value, end of period	$32.66
Total return (c)	8.07%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,900
Ratio of total expenses to average net assets	0.70% (d)
Ratio of net investment income (loss) to average net assets	1.54% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is July 30, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund II
September 30, 2025

1. Organization
First Trust Exchange-Traded Fund II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the four funds (each a “Fund” and collectively, the “Funds”) listed below:

First Trust Nasdaq Lux Digital Health Solutions ETF – (Nasdaq, Inc. (“Nasdaq”) ticker “EKG”)
First Trust Indxx Metaverse ETF – (Nasdaq ticker “ARVR”)
First Trust Bloomberg Artificial Intelligence ETF – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FAI”)(1)
First Trust Bloomberg Nuclear Power ETF – (NYSE Arca ticker “RCTR”)(2)

(1)	Commenced investment operations on November 20, 2024.
(2)	Commenced investment operations on July 30, 2025.
Each of EKG, FAI and RCTR operates as a non-diversified series of the Trust. ARVR operates as a diversified open-end management investment company as defined in section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Nasdaq Lux Digital Health Solutions ETF	Nasdaq Lux Health TechTM Index
First Trust Indxx Metaverse ETF	Indxx Metaverse Index
First Trust Bloomberg Artificial Intelligence ETF	Bloomberg Artificial Intelligence Index
First Trust Bloomberg Nuclear Power ETF	Bloomberg Nuclear Power Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2025
exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2025
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of September 30, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2025
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal period ended September 30, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Nasdaq Lux Digital Health Solutions ETF	$—	$—	$—
First Trust Indxx Metaverse ETF	28,440	—	—
First Trust Bloomberg Artificial Intelligence ETF	600	—	—
First Trust Bloomberg Nuclear Power ETF	—	—	—
The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Nasdaq Lux Digital Health Solutions ETF	$—	$—	$—
First Trust Indxx Metaverse ETF	3,710	—	—
As of September 30, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Nasdaq Lux Digital Health Solutions ETF	$(9,252)	$(199,446)	$(63,816)
First Trust Indxx Metaverse ETF	9,875	(92,792)	365,496
First Trust Bloomberg Artificial Intelligence ETF	(20,336)	(5,026)	2,837,321
First Trust Bloomberg Nuclear Power ETF	28,499	—	230,249
E. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For EKG and ARVR, the taxable years ended 2022, 2023, 2024 and 2025 remain open to federal and state audit. For FAI and RCTR, the taxable period ended 2025 remains open to federal and state audit. As of September 30, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At September 30, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2025
gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Nasdaq Lux Digital Health Solutions ETF	$199,446
First Trust Indxx Metaverse ETF	92,792
First Trust Bloomberg Artificial Intelligence ETF	5,026
First Trust Bloomberg Nuclear Power ETF	—
During the taxable period ended September 30, 2025, the following Fund utilized capital loss carryforwards in the following amount:

Capital Loss Utilized
First Trust Indxx Metaverse ETF	$14,027
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended September 30, 2025, the following Funds incurred and elected to defer net late year ordinary or capital losses as follows:

	Qualified Late Year Losses
	Ordinary Losses	Capital Losses
First Trust Nasdaq Lux Digital Health Solutions ETF	$9,252	$—
First Trust Bloomberg Artificial Intelligence ETF	20,336	—

In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal period ended September 30, 2025, the adjustments for each Fund were as follows:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust Nasdaq Lux Digital Health Solutions ETF	$11,800	$(234,831)	$223,031
First Trust Indxx Metaverse ETF	25,736	(283,050)	257,314
First Trust Bloomberg Artificial Intelligence ETF	(1,815)	(725,104)	726,919
First Trust Bloomberg Nuclear Power ETF	248	(248)	—
As of September 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Nasdaq Lux Digital Health Solutions ETF	$2,675,458	$409,843	$(473,659)	$(63,816)
First Trust Indxx Metaverse ETF	2,154,607	487,738	(122,248)	365,490
First Trust Bloomberg Artificial Intelligence ETF	22,736,192	3,299,632	(462,083)	2,837,549
First Trust Bloomberg Nuclear Power ETF	4,648,679	324,449	(94,228)	230,221

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2025
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, license fees and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	EKG	ARVR	FAI	RCTR
Fund net assets up to and including $2.5 billion	0.65000%	0.7000%	0.65000%	0.7000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%	0.6825%	0.63375%	0.6825%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%	0.6650%	0.61750%	0.6650%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%	0.6475%	0.60125%	0.6475%
Fund net assets greater than $10 billion	0.58500%	0.6300%	0.58500%	0.6300%
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2025
4. Purchases and Sales of Securities
For the period ended September 30, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Nasdaq Lux Digital Health Solutions ETF	$346,020	$361,202
First Trust Indxx Metaverse ETF	1,999,072	1,596,633
First Trust Bloomberg Artificial Intelligence ETF	2,505,770	1,011,201
First Trust Bloomberg Nuclear Power ETF	593,014	—
For the period ended September 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Nasdaq Lux Digital Health Solutions ETF	$845,040	$870,241
First Trust Indxx Metaverse ETF	3,204,244	5,551,230
First Trust Bloomberg Artificial Intelligence ETF	23,900,358	3,381,228
First Trust Bloomberg Nuclear Power ETF	4,035,790	—
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2025
the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before October 25, 2026 for FAI, January 31, 2027 for ARVR and EKG, and July 15, 2027 for RCTR.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund II:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of First Trust Nasdaq Lux Digital Health Solutions ETF, First Trust Indxx Metaverse ETF, First Trust Bloomberg Artificial Intelligence ETF, and First Trust Bloomberg Nuclear Power ETF (the “Funds”), each a series of the First Trust Exchange-Traded Fund II, as of September 30, 2025, the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below; and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 2025, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Included in the Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
First Trust Nasdaq Lux Digital Health Solutions ETF	For the year ended September 30, 2025	For the years ended September 30, 2025, and 2024	For the years ended September 30, 2025, 2024, and 2023, and for the period from March 22, 2022 (commencement of investment operations) through September 30, 2022
First Trust Indxx Metaverse ETF			For the years ended September 30, 2025, 2024, and 2023, and for the period from April 19, 2022 (commencement of investment operations) through September 30, 2022
First Trust Bloomberg Artificial Intelligence ETF	For the period from November 20, 2024 (commencement of investment operations) through September 30, 2025
First Trust Bloomberg Nuclear Power ETF	For the period from July 30, 2025 (commencement of investment operations) through September 30, 2025
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
November 19, 2025
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded Fund II
September 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal period ended September 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund II (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	183,255,235 2,032,763
Thomas J. Driscoll** Votes For Votes Withheld	183,447,939 1,840,059
Richard E. Erickson* Votes For Votes Withheld	183,115,156 2,172,842
Thomas R. Kadlec* Votes For Votes Withheld	182,950,349 2,337,649
Denise M. Keefe*** Votes For Votes Withheld	183,413,269 1,874,729
Robert F. Keith* Votes For Votes Withheld	183,207,787 2,080,211
Niel B. Nielson* Votes For Votes Withheld	183,162,299 2,125,699
Bronwyn Wright*** Votes For Votes Withheld	93,673,484 91,614,514

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund II (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Indxx Metaverse ETF (ARVR)
First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)

Other Information (Continued)
First Trust Exchange-Traded Fund II
September 30, 2025 (Unaudited)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2026 at a meeting held on June 8–9, 2025. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2025 and June 8–9, 2025, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including, as applicable, comparisons of each Fund’s performance to that of one more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 22, 2025, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8–9, 2025 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 22, 2025 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by each Fund under the Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer

Other Information (Continued)
First Trust Exchange-Traded Fund II
September 30, 2025 (Unaudited)
funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. For each Fund, the Board received and reviewed, as applicable, information for the one-year period ended December 31, 2024 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. Based on the information provided and its ongoing review of performance, the Board concluded that each applicable Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each applicable Fund’s performance to that of its respective Performance Universe and to that of a benchmark index. However, given each applicable Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the unitary fee and performance, as applicable, of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2024 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
The Board of Trustees of First Trust Exchange-Traded Fund II (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”), on behalf of First Trust Bloomberg Nuclear Power ETF (the “Fund”), for an initial two-year term at a meeting held on June 9, 2025. The Board determined that the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

Other Information (Continued)
First Trust Exchange-Traded Fund II
September 30, 2025 (Unaudited)
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for the Fund, the Independent Trustees received a report from the Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from the Fund’s perspective.
In evaluating whether to approve the Agreement for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor under the Agreement and considered that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. The Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund. The Board also considered the background and experience of the persons who will be responsible for the day-to-day management of the Fund’s investments. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. Because the Fund is an index ETF that is designed to track the performance of an underlying index, the Board considered reports it receives on a quarterly basis showing the correlation and tracking error between other ETFs for which the Advisor serves as investment advisor and their applicable underlying indexes. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor under the Agreement are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by the Fund under the Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee starting at an annual rate of 0.70% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board noted that the Advisor would be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions (such as dividend and distribution expenses from securities sold short and/or other investment-related costs), distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other ETFs. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for the Fund was equal to the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other ETFs managed by Advisor, the Board considered the Advisor’s statement that the Fund will be unique to the First Trust product line but will be most similar to two other global thematic strategies, each of which has a unitary fee rate schedule starting at an annual rate of 0.70% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreement, the Board determined that the proposed unitary fee was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Fund and whether the Fund may benefit from any economies of scale. The Board noted that the

Other Information (Continued)
First Trust Exchange-Traded Fund II
September 30, 2025 (Unaudited)
proposed unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund generally would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the proposed unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Agreement. The Board considered the Advisor’s estimate of the asset level for the Fund at which the Advisor expects the Agreement to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Agreement if the Fund’s assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for the Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor will not utilize soft dollars in connection with the Fund. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
Federal Tax Information
For the taxable period ended September 30, 2025, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Dividends Received Deduction
First Trust Nasdaq Lux Digital Health Solutions ETF	0.00%
First Trust Indxx Metaverse ETF	40.95%
First Trust Bloomberg Artificial Intelligence ETF	100.00%
First Trust Bloomberg Nuclear Power ETF	13.61%
For the taxable period ended September 30, 2025, the following percentages of income dividends paid by the Funds are hereby designated as qualified dividend income:

Qualified Dividend Income
First Trust Nasdaq Lux Digital Health Solutions ETF	0.00%
First Trust Indxx Metaverse ETF	65.19%
First Trust Bloomberg Artificial Intelligence ETF	100.00%
First Trust Bloomberg Nuclear Power ETF	19.62%
The following Fund meets the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, and elects to pass through to its shareholders credit for foreign taxes paid. For the taxable period ended September 30, 2025, the total amounts of income received by the Fund from sources within foreign countries and possessions of the United States and of taxes paid to such countries are as follows:

	Gross Foreign Income		Foreign Taxes Paid
	Amount	Per Share	Amount	Per Share
First Trust Bloomberg Nuclear Power ETF	$8,644	$0.06	$316	$0.00 *
* Amount is less than $0.01.

Other Information (Continued)
First Trust Exchange-Traded Fund II
September 30, 2025 (Unaudited)
Disclaimers
First Trust Nasdaq Lux Digital Health Solutions ETF
Nasdaq® and Nasdaq Lux Health TechTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Indxx Metaverse ETF
Indxx and Indxx Metaverse Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.
First Trust Bloomberg Artificial Intelligence ETF
First Trust Bloomberg Nuclear Power ETF
“Bloomberg®”, Bloomberg Artificial Intelligence Index, and Bloomberg Nuclear Power Index referenced herein (the “Indices” and each such index, an “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider”), and have been licensed for use for certain purposes to First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee or a Third-Party Provider, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund II
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	December 5, 2025
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	December 5, 2025

* Print the name and title of each signing officer under his or her signature.